UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund:  BlackRock Funds

  BlackRock Midcap Index Fund

  BlackRock MSCI Asia ex Japan Index Fund

  BlackRock MSCI World Index Fund

  BlackRock Small/Mid Cap Index Fund

  BlackRock Total Stock Market Index Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

             East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Midcap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
B/E Aerospace, Inc.	23,544	$1,105,391
Hexcel Corp.	21,371	989,905
Huntington Ingalls Industries, Inc.	10,786	1,293,673
L-3 Communications Holdings, Inc.	18,265	2,308,696
Orbital ATK, Inc.	13,421	1,149,106
Rockwell Collins, Inc.	29,333	2,543,758
Spirit Aerosystems Holdings, Inc., Class A (a)	31,409	1,656,511
Textron, Inc.	61,572	2,596,491
TransDigm Group, Inc. (a)	11,817	2,597,967
Triumph Group, Inc.	11,061	515,221

		16,756,719
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	32,342	2,243,888
Expeditors International of Washington, Inc.	42,418	2,111,992

		4,355,880
Airlines — 1.2%
Alaska Air Group, Inc.	28,749	2,192,111
Copa Holdings SA, Class A	7,436	375,667
JetBlue Airways Corp. (a)	69,472	1,725,684
Southwest Airlines Co.	148,206	6,860,456
Spirit Airlines, Inc. (a)	16,214	601,864
United Continental Holdings, Inc. (a)	84,715	5,109,162

		16,864,944
Auto Components — 1.1%
Allison Transmission Holdings, Inc.	39,845	1,143,551
BorgWarner, Inc.	50,178	2,148,622
Delphi Automotive PLC	64,033	5,326,905
Gentex Corp.	65,242	1,069,316
Goodyear Tire & Rubber Co.	59,856	1,965,671
Lear Corp.	17,245	2,156,660
Visteon Corp. (a)	8,966	977,922

		14,788,647
Automobiles — 0.2%
Harley-Davidson, Inc.	46,158	2,282,513
Thor Industries, Inc.	10,198	551,508

		2,834,021
Banks — 3.0%
Associated Banc-Corp	34,020	657,947
Bank of Hawaii Corp.	9,730	637,120
BankUnited, Inc.	22,948	853,207
BOK Financial Corp.	6,369	427,869
CIT Group, Inc.	38,599	1,659,757
Citizens Financial Group, Inc.	69,161	1,680,612
Comerica, Inc.	39,477	1,713,302
Commerce Bancshares, Inc.	18,272	832,290

Common Stocks	Shares	Value
Banks (continued)
Cullen/Frost Bankers, Inc.	12,037	$823,812
East West Bancorp, Inc.	31,901	1,288,481
Fifth Third Bancorp	179,616	3,421,685
First Horizon National Corp.	51,918	736,197
First Niagara Financial Group, Inc.	78,775	815,321
First Republic Bank	31,546	2,060,269
Huntington Bancshares, Inc.	179,304	1,966,965
KeyCorp	188,126	2,336,525
M&T Bank Corp.	29,489	3,534,257
PacWest Bancorp	24,833	1,118,478
People’s United Financial, Inc.	68,550	1,093,373
Popular, Inc.	23,017	680,613
Regions Financial Corp.	297,245	2,779,241
Signature Bank (a)	11,237	1,673,414
SunTrust Banks, Inc.	114,480	4,753,210
SVB Financial Group (a)	11,364	1,387,203
Synovus Financial Corp.	29,540	934,350
TCF Financial Corp.	37,748	580,942
Zions Bancorporation	45,065	1,296,520

		41,742,960
Beverages — 1.6%
Brown-Forman Corp., Class A	6,090	698,828
Brown-Forman Corp., Class B	27,963	2,969,111
Coca-Cola Enterprises, Inc.	51,669	2,652,687
Constellation Brands, Inc., Class A	36,279	4,890,409
Dr Pepper Snapple Group, Inc.	42,520	3,800,012
Molson Coors Brewing Co., Class B	30,580	2,694,098
Monster Beverage Corp. (a)	33,179	4,522,961

		22,228,106
Biotechnology — 1.5%
Agios Pharmaceuticals, Inc. (a)	5,827	424,555
Alkermes PLC (a)	32,962	2,370,627
Alnylam Pharmaceuticals, Inc. (a)	16,455	1,414,307
BioMarin Pharmaceutical, Inc. (a)	35,558	4,161,708
Bluebird Bio, Inc. (a)	7,953	613,415
Incyte Corp. (a)	34,695	4,077,704
Intercept Pharmaceuticals, Inc. (a)	3,558	559,318
Intrexon Corp. (a)	10,507	353,035
Isis Pharmaceuticals, Inc. (a)	26,549	1,278,334
Juno Therapeutics, Inc. (a)	2,917	150,984
Medivation, Inc. (a)	34,904	1,468,062
OPKO Health, Inc. (a)	67,605	638,867
Puma Biotechnology, Inc. (a)	5,637	464,602
Seattle Genetics, Inc. (a)	23,391	970,493
United Therapeutics Corp. (a)	10,251	1,503,104

		20,449,115
Building Products — 0.7%
Allegion PLC	21,218	1,382,777
AO Smith Corp.	16,463	1,264,688
Armstrong World Industries, Inc. (a)	8,823	437,797

BLACKROCK FUNDS	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Building Products (continued)
Fortune Brands Home & Security, Inc.	35,355	$1,850,127
Lennox International, Inc.	8,972	1,191,571
Masco Corp.	77,307	2,241,903
Owens Corning	26,168	1,191,429
USG Corp. (a)	20,496	483,091

		10,043,383
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (a)	12,136	2,187,635
Ameriprise Financial, Inc.	40,224	4,640,240
Artisan Partners Asset Management, Inc., Class A	8,117	310,475
E*Trade Financial Corp. (a)	64,294	1,833,022
Eaton Vance Corp.	26,130	943,554
Federated Investors, Inc., Class B	20,916	642,749
Invesco Ltd.	95,516	3,168,266
Lazard Ltd., Class A	27,945	1,294,412
Legg Mason, Inc.	21,661	969,330
LPL Financial Holdings, Inc.	18,348	781,625
Northern Trust Corp.	51,754	3,642,964
NorthStar Asset Management Group, Inc.	43,236	632,543
Raymond James Financial, Inc.	28,335	1,561,542
SEI Investments Co.	30,895	1,600,979
T. Rowe Price Group, Inc.	57,789	4,370,004
TD Ameritrade Holding Corp.	59,213	2,041,072
Waddell & Reed Financial, Inc., Class A	18,786	693,955

		31,314,367
Chemicals — 2.6%
Airgas, Inc.	15,070	1,449,131
Albemarle Corp.	24,879	1,331,524
Ashland, Inc.	14,987	1,644,374
Axalta Coating Systems, Ltd. (a)	22,513	622,034
Cabot Corp.	14,239	511,750
Celanese Corp., Series A	33,984	2,414,563
CF Industries Holdings, Inc.	52,192	2,649,788
Cytec Industries, Inc.	15,834	1,178,366
Eastman Chemical Co.	32,968	2,379,301
FMC Corp.	29,614	1,205,586
Huntsman Corp.	45,883	604,279
International Flavors & Fragrances, Inc.	17,938	2,081,884
Mosaic Co.	77,266	2,610,818
NewMarket Corp.	1,893	745,350
Platform Specialty Products Corp. (a)	29,873	311,874
RPM International, Inc.	29,545	1,350,502
Scotts Miracle-Gro Co., Class A	10,059	665,503
Sherwin-Williams Co.	17,958	4,791,733
Sigma-Aldrich Corp.	26,537	3,707,750

Common Stocks	Shares	Value
Chemicals (continued)
Valspar Corp.	18,019	$1,458,638
Westlake Chemical Corp.	9,013	543,214
WR Grace & Co. (a)	16,137	1,618,541

		35,876,503
Commercial Services & Supplies — 1.3%
ADT Corp.	37,988	1,255,123
Cintas Corp.	21,158	1,969,598
Clean Harbors, Inc. (a)	13,105	609,251
Copart, Inc. (a)	28,059	1,016,016
Covanta Holding Corp.	25,730	431,235
KAR Auction Services, Inc.	31,438	1,207,219
Pitney Bowes, Inc.	44,727	923,613
Republic Services, Inc.	53,771	2,351,944
Rollins, Inc.	21,222	569,174
RR Donnelley & Sons Co.	46,395	782,684
Stericycle, Inc. (a)	18,861	2,289,160
Tyco International PLC	93,371	3,402,439
Waste Connections, Inc.	27,469	1,496,511

		18,303,967
Communications Equipment — 1.1%
Arista Networks, Inc. (a)	7,562	487,825
ARRIS Group, Inc. (a)	30,185	853,028
Brocade Communications Systems, Inc.	92,673	965,653
CommScope Holding Co., Inc. (a)	23,419	759,478
EchoStar Corp., Class A (a)	9,930	445,162
F5 Networks, Inc. (a)	15,953	1,758,021
Harris Corp.	27,409	2,168,874
Juniper Networks, Inc.	87,562	2,748,571
Lumentum Holdings, Inc. (a)	11,106	159,260
Motorola Solutions, Inc.	39,187	2,741,914
Palo Alto Networks, Inc. (a)	16,094	2,591,134
Viavi Solutions, Inc. (a)	53,438	317,956

		15,996,876
Construction & Engineering — 0.4%
AECOM (a)	33,349	982,795
Chicago Bridge & Iron Co. NV	21,724	974,756
Fluor Corp.	32,505	1,554,064
Jacobs Engineering Group, Inc. (a)	27,851	1,117,939
KBR, Inc.	32,193	593,639
Quanta Services, Inc. (a)	45,350	911,989

		6,135,182
Construction Materials — 0.4%
Eagle Materials, Inc.	11,148	736,102
Martin Marietta Materials, Inc.	14,965	2,321,820
Vulcan Materials Co.	29,420	2,841,384

		5,899,306

2	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Consumer Finance — 0.4%
Ally Financial, Inc. (a)	106,782	$2,127,097
Credit Acceptance Corp. (a)(b)	1,917	362,486
Navient Corp.	86,272	1,137,928
Santander Consumer USA Holdings, Inc. (a)	20,043	360,974
SLM Corp. (a)	94,782	669,161
Springleaf Holdings, Inc. (a)	11,667	547,299
Synchrony Financial (a)	28,485	876,199

		6,081,144
Containers & Packaging — 1.2%
Aptargroup, Inc.	13,883	1,021,234
Avery Dennison Corp.	20,186	1,311,484
Ball Corp.	30,572	2,094,182
Bemis Co., Inc.	21,610	989,306
Crown Holdings, Inc. (a)	30,877	1,637,716
Graphic Packaging Holding Co.	72,944	1,032,887
Owens-Illinois, Inc. (a)	35,810	771,706
Packaging Corp. of America	21,713	1,486,255
Sealed Air Corp.	46,608	2,289,385
Silgan Holdings, Inc.	9,114	463,629
Sonoco Products Co.	22,377	955,274
WestRock Co.	57,941	3,114,908

		17,167,966
Distributors — 0.4%
Genuine Parts Co.	33,753	3,063,422
LKQ Corp. (a)	67,460	1,997,491

		5,060,913
Diversified Consumer Services — 0.3%
Graham Holdings Co., Class B	785	433,689
H&R Block, Inc.	60,994	2,272,637
Service Corp. International	44,816	1,266,500
ServiceMaster Global Holdings, Inc. (a)	22,840	814,246

		4,787,072
Diversified Financial Services — 1.7%
CBOE Holdings, Inc.	18,512	1,241,044
FactSet Research Systems, Inc.	9,263	1,622,136
Interactive Brokers Group, Inc., Class A	12,911	531,158
IntercontinentalExchange Group, Inc.	24,685	6,230,494
LendingClub Corp. (a)	15,509	219,918
Leucadia National Corp.	72,868	1,458,089
McGraw-Hill Financial, Inc.	60,698	5,623,063
Moody’s Corp.	39,367	3,785,531
Morningstar, Inc.	4,333	355,783
MSCI, Inc.	24,932	1,670,444

Common Stocks	Shares	Value
Diversified Financial Services (continued)
Nasdaq, Inc.	25,674	$1,486,268

		24,223,928
Diversified Telecommunication Services — 0.6%
CenturyLink, Inc.	125,021	3,526,842
Frontier Communications Corp.	259,091	1,331,728
Level 3 Communications, Inc. (a)	64,142	3,268,035
Zayo Group Holdings, Inc. (a)	31,881	845,803

		8,972,408
Electric Utilities — 2.2%
Edison International	72,254	4,372,812
Entergy Corp.	39,812	2,713,586
Eversource Energy	70,444	3,588,417
FirstEnergy Corp.	93,591	2,920,039
Great Plains Energy, Inc.	34,216	940,940
Hawaiian Electric Industries, Inc.	23,910	699,607
ITC Holdings Corp.	34,421	1,126,255
OGE Energy Corp.	44,259	1,261,824
Pepco Holdings, Inc.	56,123	1,494,555
Pinnacle West Capital Corp.	24,561	1,559,869
PPL Corp.	148,164	5,096,842
Westar Energy, Inc.	31,326	1,243,642
Xcel Energy, Inc.	112,417	4,005,418

		31,023,806
Electrical Equipment — 0.8%
Acuity Brands, Inc.	9,632	2,105,555
AMETEK, Inc.	53,562	2,936,269
Babcock & Wilcox Enterprises, Inc. (a)	12,457	211,520
Hubbell, Inc., Class B	12,831	1,242,683
Regal-Beloit Corp.	10,005	638,219
Rockwell Automation, Inc.	29,845	3,257,880
SolarCity Corp. (a)(b)	13,199	391,350

		10,783,476
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	68,509	3,714,558
Arrow Electronics, Inc. (a)	21,220	1,166,888
Avnet, Inc.	30,121	1,368,397
CDW Corp.	29,248	1,307,093
Cognex Corp.	19,401	729,478
Dolby Laboratories, Inc., Class A	11,272	390,800
Fitbit, Inc., Series A (a)(b)	9,565	387,765
FLIR Systems, Inc.	31,075	828,770
Ingram Micro, Inc., Class A	34,656	1,032,056
IPG Photonics Corp. (a)	7,710	637,000
Jabil Circuit, Inc.	42,970	987,451
Keysight Technologies, Inc. (a)	37,479	1,239,805
National Instruments Corp.	25,010	762,055
Trimble Navigation Ltd. (a)	57,539	1,309,012
Zebra Technologies Corp., Class A (a)	11,471	882,120

		16,743,248

BLACKROCK FUNDS	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Energy Equipment & Services — 1.2%
Cameron International Corp. (a)	42,448	$2,886,889
Diamond Offshore Drilling, Inc.	14,693	292,097
Dril-Quip, Inc. (a)	8,709	536,126
Ensco PLC, Class A	51,994	864,660
FMC Technologies, Inc. (a)	51,209	1,732,400
Frank’s International NV	8,357	143,406
Helmerich & Payne, Inc.	21,384	1,203,278
Nabors Industries Ltd.	73,268	735,611
National Oilwell Varco, Inc.	86,016	3,237,642
Noble Corp. PLC	53,873	725,669
Oceaneering International, Inc.	21,899	920,196
Patterson-UTI Energy, Inc.	32,882	489,613
Rowan Cos. PLC, Class A	27,915	549,367
RPC, Inc.	13,819	152,424
Seadrill Ltd. (a)(b)	83,337	539,190
Superior Energy Services, Inc.	33,682	476,937
Weatherford International PLC (a)	171,815	1,759,386

		17,244,891
Food & Staples Retailing — 0.7%
Rite Aid Corp. (a)	219,290	1,728,005
Sprouts Farmers Market, Inc. (a)	34,081	694,571
Sysco Corp.	131,676	5,431,635
Whole Foods Market, Inc.	79,455	2,380,472

		10,234,683
Food Products — 2.7%
Blue Buffalo Pet Products, Inc. (a)	9,262	166,160
Bunge Ltd.	31,848	2,323,630
Campbell Soup Co.	38,614	1,961,205
ConAgra Foods, Inc.	94,706	3,840,328
Flowers Foods, Inc.	38,595	1,042,065
Hain Celestial Group, Inc. (a)	22,753	1,134,237
Hershey Co.	32,308	2,865,397
Hormel Foods Corp.	29,676	2,004,614
Ingredion, Inc.	15,808	1,502,709
J.M. Smucker Co.	26,538	3,115,296
Kellogg Co.	55,383	3,905,609
Keurig Green Mountain, Inc.	28,659	1,454,444
McCormick & Co., Inc.	28,339	2,379,909
Mead Johnson Nutrition Co.	44,920	3,683,440
Pilgrim’s Pride Corp.	14,633	277,881
Pinnacle Foods, Inc.	25,848	1,139,380
Tyson Foods, Inc., Class A	65,366	2,899,636
WhiteWave Foods Co. (a)	38,835	1,591,458

		37,287,398

Common Stocks	Shares	Value
Gas Utilities — 0.5%
AGL Resources, Inc.	26,598	$1,662,375
Atmos Energy Corp.	22,403	1,411,389
National Fuel Gas Co.	18,722	983,467
Questar Corp.	39,028	805,928
UGI Corp.	38,255	1,402,811

		6,265,970
Health Care Equipment & Supplies — 3.0%
Alere, Inc. (a)	18,879	870,699
Align Technology, Inc. (a)	17,908	1,172,258
Boston Scientific Corp. (a)	297,316	5,434,937
C.R. Bard, Inc.	16,466	3,068,439
Cooper Cos., Inc.	10,709	1,631,623
DENTSPLY International, Inc.	31,007	1,886,776
DexCom, Inc. (a)	17,586	1,465,266
Edwards Lifesciences Corp. (a)	23,853	3,748,499
Hill-Rom Holdings, Inc.	12,625	665,211
Hologic, Inc. (a)	54,530	2,119,036
IDEXX Laboratories, Inc. (a)	20,756	1,424,277
Intuitive Surgical, Inc. (a)	8,174	4,059,208
ResMed, Inc.	31,252	1,800,428
Sirona Dental Systems, Inc. (a)	12,321	1,344,591
St. Jude Medical, Inc.	62,356	3,978,936
Teleflex, Inc.	9,210	1,224,930
Varian Medical Systems, Inc. (a)	22,132	1,738,026
Zimmer Biomet Holdings, Inc.	37,790	3,951,700

		41,584,840
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc. (a)	11,494	705,846
AmerisourceBergen Corp.	48,719	4,701,871
Brookdale Senior Living, Inc. (a)	40,837	853,902
Centene Corp. (a)	26,371	1,568,547
Community Health Systems, Inc. (a)	26,176	733,975
DaVita HealthCare Partners, Inc. (a)	39,125	3,032,579
Envision Healthcare Holdings, Inc. (a)	41,169	1,160,966
Health Net, Inc. (a)	17,107	1,099,296
Henry Schein, Inc. (a)	18,544	2,813,310
Laboratory Corp. of America Holdings (a)	22,266	2,732,929
LifePoint Hospitals, Inc. (a)	9,856	678,881
MEDNAX, Inc. (a)	20,742	1,461,689
Patterson Cos., Inc.	19,100	905,340
Premier, Inc., Class A (a)	8,583	290,191
Quest Diagnostics, Inc.	31,854	2,164,479
Tenet Healthcare Corp. (a)	22,018	690,704
Universal Health Services, Inc., Class B	20,363	2,486,119
VCA, Inc. (a)	18,221	997,964

		29,078,588

4	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	40,543	$570,035
athenahealth, Inc. (a)	8,550	1,303,447
Cerner Corp. (a)	66,455	4,405,302
IMS Health Holdings, Inc. (a)	29,642	806,855
Inovalon Holdings, Inc. (a)	6,226	143,509
Veeva Systems, Inc., Class A (a)	16,042	406,986

		7,636,134
Hotels, Restaurants & Leisure — 2.5%
Aramark	42,867	1,301,013
Brinker International, Inc.	13,608	619,300
Chipotle Mexican Grill, Inc. (a)	6,886	4,408,624
Choice Hotels International, Inc.	8,008	418,898
Darden Restaurants, Inc.	27,897	1,726,545
Domino’s Pizza, Inc.	12,240	1,305,641
Dunkin’ Brands Group, Inc.	21,342	883,772
Extended Stay America, Inc.	13,773	264,442
Hilton Worldwide Holdings, Inc.	115,187	2,878,523
Hyatt Hotels Corp., Class A (a)	7,700	388,080
International Game Technology PLC	21,380	346,784
Marriott International, Inc., Class A	46,466	3,567,660
MGM Resorts International (a)	98,763	2,290,314
Norwegian Cruise Line Holdings Ltd. (a)	29,138	1,853,760
Panera Bread Co., Class A (a)	5,616	996,110
Royal Caribbean Cruises Ltd.	38,141	3,751,167
Six Flags Entertainment Corp.	15,974	831,287
Starwood Hotels & Resorts Worldwide, Inc.	37,897	3,026,833
Wendy’s Co.	48,808	447,081
Wyndham Worldwide Corp.	26,622	2,165,700
Wynn Resorts Ltd.	18,023	1,260,709

		34,732,243
Household Durables — 1.8%
D.R. Horton, Inc.	72,799	2,143,202
Garmin Ltd.	26,268	931,726
GoPro, Inc., Class A (a)(b)	19,942	498,550
Harman International Industries, Inc.	15,780	1,735,169
Jarden Corp. (a)	46,807	2,096,954
Leggett & Platt, Inc.	30,555	1,375,892
Lennar Corp., Class A	38,566	1,931,000
Lennar Corp., Class B	2,228	92,328
Mohawk Industries, Inc. (a)	13,691	2,676,590
Newell Rubbermaid, Inc.	59,589	2,528,361
NVR, Inc. (a)	902	1,477,259

Common Stocks	Shares	Value
Household Durables (continued)
PulteGroup, Inc.	80,858	$1,482,127
Tempur Sealy International, Inc. (a)	13,534	1,053,487
Toll Brothers, Inc. (a)	38,948	1,400,960
TopBuild Corp. (a)	8,866	249,401
Tupperware Brands Corp.	11,129	655,164
Whirlpool Corp.	17,441	2,793,002

		25,121,172
Household Products — 0.5%
Church & Dwight Co., Inc.	29,024	2,498,676
Clorox Co.	29,091	3,547,357
Energizer Holdings, Inc.	13,906	595,594
Spectrum Brands Holdings, Inc.	5,660	542,511

		7,184,138
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	151,342	1,657,195
Calpine Corp. (a)	82,574	1,280,723
NRG Energy, Inc.	73,958	953,318
TerraForm Power, Inc., Class A (a)	13,257	241,940

		4,133,176
Industrial Conglomerates — 0.4%
BWX Technologies, Inc.	23,843	674,757
Carlisle Cos., Inc.	14,434	1,255,758
Roper Industries, Inc.	22,293	4,154,300

		6,084,815
Insurance — 4.7%
Alleghany Corp. (a)	3,549	1,761,262
Allied World Assurance Co. Holdings AG	21,192	770,541
American Financial Group, Inc.	15,295	1,104,146
American National Insurance Co.	1,712	176,815
AmTrust Financial Services, Inc.	8,586	585,737
Aon PLC	62,503	5,832,155
Arch Capital Group Ltd. (a)	27,506	2,059,924
Arthur J Gallagher & Co.	37,246	1,628,768
Aspen Insurance Holdings Ltd.	13,736	667,707
Assurant, Inc.	15,062	1,228,005
Assured Guaranty Ltd.	33,465	918,280
Axis Capital Holdings Ltd.	22,383	1,208,682
Brown & Brown, Inc.	25,720	829,984
Cincinnati Financial Corp.	36,449	2,195,323
CNA Financial Corp.	6,260	228,866
Endurance Specialty Holdings Ltd.	13,808	871,699
Erie Indemnity Co., Class A	5,462	477,706
Everest Re Group Ltd.	9,853	1,753,538
FNF Group	62,195	2,194,240
Genworth Financial, Inc., Class A (a)	111,045	519,691
Hanover Insurance Group, Inc.	9,825	827,756

BLACKROCK FUNDS	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Hartford Financial Services Group, Inc.	93,126	$4,308,009
Lincoln National Corp.	56,112	3,002,553
Loews Corp.	69,041	2,517,235
Markel Corp. (a)	3,093	2,684,724
Mercury General Corp.	1,974	106,616
Old Republic International Corp.	57,917	1,044,823
PartnerRe Ltd.	10,586	1,471,454
Principal Financial Group, Inc.	65,285	3,274,696
ProAssurance Corp.	12,278	650,243
Progressive Corp.	130,115	4,310,710
Reinsurance Group of America, Inc.	14,680	1,324,723
RenaissanceRe Holdings Ltd.	10,213	1,119,651
StanCorp Financial Group, Inc.	9,361	1,073,894
Torchmark Corp.	27,967	1,622,366
Unum Group	55,333	1,917,288
Validus Holdings Ltd.	18,777	831,821
Voya Financial, Inc.	50,777	2,060,023
W.R. Berkley Corp.	21,563	1,203,862
White Mountains Insurance Group Ltd.	1,329	1,049,910
XL Group PLC	68,002	2,589,516

		66,004,942
Internet & Catalog Retail — 0.7%
Expedia, Inc.	21,872	2,981,153
Groupon, Inc. (a)	111,648	414,214
Liberty Interactive Corp., Series A (a)	109,311	2,991,842
Liberty Ventures, Series A (a)	31,428	1,369,318
TripAdvisor, Inc. (a)	24,874	2,083,944

		9,840,471
Internet Software & Services — 1.4%
Akamai Technologies, Inc. (a)	39,599	2,408,411
CoStar Group, Inc. (a)	7,188	1,459,667
GoDaddy, Inc., Class A (a)	5,674	155,922
HomeAway, Inc. (a)	21,213	669,482
IAC/InterActiveCorp	16,297	1,092,062
LinkedIn Corp., Class A (a)	24,266	5,844,952
Pandora Media, Inc. (a)	46,889	539,692
Rackspace Hosting, Inc. (a)	27,381	707,799
Twitter, Inc. (a)	125,340	3,567,177
VeriSign, Inc. (a)	22,942	1,849,125
Yelp, Inc. (a)	14,752	328,232
Zillow Group, Inc., Class A (a)(b)	10,036	309,209
Zillow Group, Inc., Class C (a)(b)	19,660	544,385

		19,476,115
IT Services — 3.3%
Alliance Data Systems Corp. (a)	13,761	4,091,283
Amdocs Ltd.	34,289	2,042,596

Common Stocks	Shares	Value
IT Services (continued)
Black Knight Financial Services, Inc., Class A Class A (a)	4,931	$177,664
Booz Allen Hamilton Holding Corp.	22,695	668,595
Broadridge Financial Solutions, Inc.	26,585	1,583,934
Computer Sciences Corp.	30,776	2,049,374
CoreLogic, Inc. (a)	20,041	781,198
DST Systems, Inc.	8,139	994,179
Fidelity National Information Services, Inc.	62,863	4,583,970
Fiserv, Inc. (a)	52,512	5,067,933
FleetCor Technologies, Inc. (a)	20,360	2,949,350
Gartner, Inc. (a)	18,413	1,669,507
Genpact Ltd. (a)	35,294	874,585
Global Payments, Inc.	14,739	2,010,547
Jack Henry & Associates, Inc.	18,136	1,402,638
Leidos Holdings, Inc.	14,869	781,663
Paychex, Inc.	71,953	3,711,336
Sabre Corp.	25,281	741,239
Teradata Corp. (a)	31,491	885,212
Total System Services, Inc.	36,643	1,921,925
Vantiv, Inc., Class A (a)	31,793	1,594,419
VeriFone Systems, Inc. (a)	25,301	762,572
Western Union Co.	114,500	2,204,125
WEX, Inc. (a)	8,583	771,697
Xerox Corp.	244,818	2,298,841

		46,620,382
Leisure Products — 0.5%
Brunswick Corp.	20,558	1,106,226
Hasbro, Inc.	24,703	1,897,932
Mattel, Inc.	75,032	1,844,287
Polaris Industries, Inc.	14,739	1,655,779
Vista Outdoor, Inc. (a)	14,252	637,349

		7,141,573
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	73,848	2,788,501
Bio-Rad Laboratories, Inc., Class A (a)	4,610	643,003
Bio-Techne Corp.	8,256	728,179
Bruker Corp. (a)	24,997	459,195
Charles River Laboratories International, Inc. (a)	10,556	688,673
Mettler-Toledo International, Inc. (a)	6,203	1,929,071
PerkinElmer, Inc.	25,103	1,296,319
QIAGEN NV (a)	51,455	1,243,667
Quintiles Transnational Holdings, Inc. (a)	17,560	1,117,694
VWR Corp. (a)	6,924	190,479
Waters Corp. (a)	18,339	2,343,724

		13,428,505

6	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Machinery — 3.0%
AGCO Corp.	16,853	$815,517
Colfax Corp. (a)	22,364	602,933
Crane Co.	10,779	567,407
Donaldson Co., Inc.	30,282	914,516
Dover Corp.	35,568	2,291,646
Flowserve Corp.	29,817	1,382,316
Graco, Inc.	13,013	955,154
IDEX Corp.	17,286	1,326,873
Ingersoll-Rand PLC	58,706	3,478,917
ITT Corp.	19,851	785,703
Joy Global, Inc.	22,048	378,785
Kennametal, Inc.	17,783	500,058
Lincoln Electric Holdings, Inc.	16,763	1,002,595
Manitowoc Co., Inc.	30,518	466,925
Middleby Corp. (a)	12,714	1,486,775
Nordson Corp.	13,491	961,099
Oshkosh Corp.	17,409	715,336
PACCAR, Inc.	78,682	4,142,607
Parker Hannifin Corp.	30,754	3,219,944
Pentair PLC	39,838	2,227,741
Snap-on, Inc.	12,884	2,137,327
SPX Corp.	9,111	111,610
SPX FLOW, Inc. (a)	9,284	314,728
Stanley Black & Decker, Inc.	34,092	3,613,070
Terex Corp.	23,635	474,118
Timken Co.	17,413	550,251
Toro Co.	12,345	929,208
Trinity Industries, Inc.	34,362	930,179
Valmont Industries, Inc.	5,273	571,804
WABCO Holdings, Inc. (a)	12,103	1,358,320
Wabtec Corp.	21,426	1,775,573
Xylem, Inc.	40,222	1,464,483

		42,453,518
Marine — 0.1%
Kirby Corp. (a)	12,388	808,813
Media — 2.2%
AMC Networks, Inc., Class A (a)	13,284	981,555
Cable One, Inc. (a)	794	344,151
Cablevision Systems Corp., New York Group, Class A	44,912	1,463,682
Charter Communications, Inc., Class A (a)	16,623	3,173,996
Cinemark Holdings, Inc.	25,698	910,737
Clear Channel Outdoor Holdings, Inc., Class A (a)	8,887	66,475
Discovery Communications, Inc., Class A (a)	34,528	1,016,504

Common Stocks	Shares	Value
Media (continued)
Discovery Communications, Inc., Class C (a)	60,810	$1,673,491
Gannett Co., Inc.	25,665	406,020
Interpublic Group of Cos., Inc.	91,576	2,099,838
John Wiley & Sons, Inc., Class A	10,385	543,447
Liberty Broadband Corp., Class A (a)	5,951	324,686
Liberty Broadband Corp., Class C (a)	14,736	792,355
Liberty Media Corp., Class A (a)	23,185	945,021
Liberty Media Corp., Class C (a)	44,470	1,741,000
Lions Gate Entertainment Corp.	21,061	820,747
Live Nation Entertainment, Inc. (a)	32,320	881,690
The Madison Square Garden Co., Class A (a)	4,554	812,889
MSG Networks, Inc., Class A (a)	14,096	289,250
News Corp., Class A	85,062	1,309,955
News Corp., Class B	27,380	423,842
Omnicom Group, Inc.	54,180	4,059,166
Regal Entertainment Group, Class A	18,763	363,627
Scripps Networks Interactive, Inc., Class A	20,270	1,217,822
Sirius XM Holdings, Inc. (a)	509,712	2,079,625
Starz, Class A (a)	19,175	642,554
TEGNA, Inc.	50,309	1,360,355
Tribune Media Co., Class A	17,948	723,843

		31,468,323
Metals & Mining — 1.1%
Alcoa, Inc.	290,422	2,593,469
Allegheny Technologies, Inc.	24,612	361,796
Compass Minerals International, Inc.	7,513	610,356
Freeport-McMoRan, Inc.	251,954	2,965,499
Newmont Mining Corp.	117,327	2,283,183
Nucor Corp.	70,774	2,993,740
Reliance Steel & Aluminum Co.	16,475	987,841
Royal Gold, Inc.	14,420	689,853
Steel Dynamics, Inc.	53,624	990,435
Tahoe Resources, Inc.	36,415	304,065
United States Steel Corp. (b)	32,901	384,284

		15,164,521
Multi-Utilities — 2.5%
Alliant Energy Corp.	25,055	1,478,746
Ameren Corp.	53,809	2,350,377
CenterPoint Energy, Inc.	95,406	1,769,781
CMS Energy Corp.	61,385	2,214,157
Consolidated Edison, Inc.	64,951	4,270,528
DTE Energy Co.	39,770	3,244,834
MDU Resources Group, Inc.	43,238	815,469
NiSource, Inc.	70,384	1,348,558

BLACKROCK FUNDS	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	112,183	$4,632,036
SCANA Corp.	31,695	1,876,978
Sempra Energy	54,905	5,622,821
TECO Energy, Inc.	52,142	1,407,834
Vectren Corp.	18,359	834,784
WEC Energy Group, Inc.	70,011	3,609,767

		35,476,670
Multiline Retail — 1.2%
Dillard’s, Inc., Class A	5,051	451,964
Dollar General Corp.	67,352	4,564,445
Dollar Tree, Inc. (a)	51,060	3,343,919
JC Penney Co., Inc. (a)	68,054	624,055
Kohl’s Corp.	44,975	2,074,247
Macy’s, Inc.	75,756	3,862,041
Nordstrom, Inc.	31,126	2,029,726
Sears Holdings Corp. (a)	3,121	72,938

		17,023,335
Oil, Gas & Consumable Fuels — 3.7%
Antero Resources Corp. (a)(b)	15,755	371,345
Cabot Oil & Gas Corp.	91,724	1,991,328
California Resources Corp.	71,958	290,710
Cheniere Energy, Inc. (a)	52,464	2,598,017
Chesapeake Energy Corp. (b)	130,096	927,585
Cimarex Energy Co.	20,973	2,476,072
Cobalt International Energy, Inc. (a)	81,841	627,721
Columbia Pipeline Group, Inc.	70,384	1,461,876
Concho Resources, Inc. (a)	28,633	3,318,851
CONSOL Energy, Inc.	51,150	340,659
Continental Resources, Inc. (a)	19,085	647,172
CVR Energy, Inc.	3,724	165,569
Denbury Resources, Inc.	81,833	289,689
Diamondback Energy, Inc. (a)	14,760	1,089,878
Energen Corp.	17,473	1,016,055
EP Energy Corp., Class A (a)(b)	9,398	51,783
EQT Corp.	33,786	2,232,241
Golar LNG Ltd.	20,036	581,244
Gulfport Energy Corp. (a)	24,014	731,707
Hess Corp.	55,914	3,142,926
HollyFrontier Corp.	43,179	2,114,476
Kosmos Energy Ltd. (a)	36,252	247,239
Laredo Petroleum, Inc. (a)(b)	27,905	320,349
Marathon Oil Corp.	149,682	2,751,155
Memorial Resource Development Corp. (a)	18,736	331,440
Murphy Oil Corp.	39,468	1,122,075
Newfield Exploration Co. (a)	36,104	1,451,020
Noble Energy, Inc.	95,166	3,410,749
ONEOK, Inc.	46,296	1,570,360
PBF Energy, Inc., Class A	19,207	653,038
Pioneer Natural Resources Co.	33,110	4,540,705

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.	39,420	$609,433
Range Resources Corp.	37,495	1,141,348
SM Energy Co.	15,079	502,885
Southwestern Energy Co. (a)	85,282	941,513
Targa Resources Corp.	12,444	711,175
Teekay Corp.	10,571	339,646
Tesoro Corp.	27,906	2,983,989
Whiting Petroleum Corp. (a)	45,268	779,968
World Fuel Services Corp.	16,102	715,895
WPX Energy, Inc. (a)	52,806	362,249

		51,953,135
Paper & Forest Products — 0.3%
Domtar Corp.	14,259	588,041
International Paper Co.	93,344	3,984,856

		4,572,897
Personal Products — 0.3%
Avon Products, Inc.	98,529	397,072
Coty, Inc., Class A	18,668	540,438
Edgewell Personal Care Co.	13,792	1,168,320
Herbalife Ltd. (a)	16,243	910,258
Nu Skin Enterprises, Inc., Class A	13,190	503,990

		3,520,078
Pharmaceuticals — 1.2%
Akorn, Inc. (a)	17,570	469,822
Endo International PLC (a)	50,186	3,010,658
Jazz Pharmaceuticals PLC (a)	13,543	1,859,183
Mallinckrodt PLC (a)	25,942	1,703,611
Perrigo Co. PLC	32,438	5,116,770
Zoetis, Inc.	110,875	4,768,734

		16,928,778
Professional Services — 1.2%
Dun & Bradstreet Corp.	7,992	910,049
Equifax, Inc.	26,392	2,812,596
IHS, Inc., Class A (a)	15,258	1,823,941
ManpowerGroup, Inc.	17,348	1,592,199
Nielsen Holdings PLC	81,623	3,877,909
Robert Half International, Inc.	29,956	1,577,483
Towers Watson & Co., Class A	15,374	1,899,612
TransUnion (a)	7,633	196,244
Verisk Analytics, Inc. (a)	37,495	2,685,017

		17,375,050
Real Estate Investment Trusts (REITs) — 9.0%
Alexandria Real Estate Equities, Inc.	15,976	1,433,686
American Campus Communities, Inc.	24,905	1,010,396
American Capital Agency Corp.	78,237	1,394,966
American Homes 4 Rent, Class A	36,981	610,186

8	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Annaly Capital Management, Inc.	210,170	$2,091,191
Apartment Investment & Management Co., Class A	34,658	1,358,247
Apple Hospitality REIT, Inc.	39,011	769,297
AvalonBay Communities, Inc.	29,315	5,125,141
BioMed Realty Trust, Inc.	45,145	1,056,844
Boston Properties, Inc.	34,021	4,281,543
Brandywine Realty Trust	40,325	544,387
Brixmor Property Group, Inc.	38,374	983,142
Camden Property Trust	19,259	1,421,122
Care Capital Properties, Inc.	18,333	604,072
CBL & Associates Properties, Inc.	37,384	545,059
Chimera Investment Corp.	45,839	645,413
Columbia Property Trust, Inc.	27,867	692,216
Communications Sales & Leasing, Inc. (a)	27,028	542,993
Corporate Office Properties Trust	21,249	488,727
Corrections Corp. of America	25,996	740,886
Crown Castle International Corp.	74,016	6,325,407
DDR Corp.	67,168	1,128,422
Digital Realty Trust, Inc.	30,116	2,227,379
Douglas Emmett, Inc.	32,348	988,231
Duke Realty Corp.	76,520	1,583,964
Empire State Realty Trust, Inc., Class A	25,089	447,086
Equinix, Inc.	12,624	3,745,288
Equity Commonwealth (a)	28,799	826,819
Equity Lifestyle Properties, Inc.	18,682	1,129,887
Essex Property Trust, Inc.	14,493	3,194,837
Extra Space Storage, Inc.	27,230	2,157,705
Federal Realty Investment Trust	15,232	2,185,640
Gaming and Leisure Properties, Inc.	19,705	574,795
General Growth Properties, Inc.	127,966	3,704,616
HCP, Inc.	102,384	3,808,685
Healthcare Trust of America, Inc., Class A	27,866	733,154
Hospitality Properties Trust	33,256	892,591
Host Hotels & Resorts, Inc.	168,027	2,911,908
Iron Mountain, Inc.	46,694	1,430,704
Kilroy Realty Corp.	19,527	1,285,658
Kimco Realty Corp.	91,535	2,450,392
Lamar Advertising Co., Class A	17,960	1,013,483
Liberty Property Trust	33,144	1,127,559
Macerich Co.	35,098	2,974,205
MFA Financial, Inc.	82,755	572,665
Mid-America Apartment Communities, Inc.	16,710	1,423,525
National Retail Properties, Inc.	29,719	1,129,322
NorthStar Realty Finance Corp.	80,913	971,765
Omega Healthcare Investors, Inc.	40,523	1,398,854
Outfront Media, Inc.	30,582	722,041
Paramount Group, Inc.	39,759	706,517

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust, Inc., Class A	34,428	$667,215
Plum Creek Timber Co., Inc.	38,948	1,586,742
Post Properties, Inc.	12,147	725,662
Prologis, Inc.	116,216	4,965,910
Rayonier, Inc.	28,280	640,542
Realty Income Corp.	55,319	2,736,078
Regency Centers Corp.	20,918	1,421,587
Retail Properties of America, Inc., Class A	52,727	789,323
Senior Housing Properties Trust	52,117	791,657
SL Green Realty Corp.	22,085	2,619,723
Spirit Realty Capital, Inc.	97,898	996,602
Starwood Property Trust, Inc.	52,809	1,060,933
Tanger Factory Outlet Centers, Inc.	21,319	745,099
Taubman Centers, Inc.	266	20,477
Two Harbors Investment Corp.	81,508	689,558
UDR, Inc.	57,435	1,979,210
Ventas, Inc.	73,379	3,941,920
VEREIT, Inc.	200,737	1,658,088
Vornado Realty Trust	41,753	4,198,264
Weingarten Realty Investors	27,478	982,613
Welltower, Inc.	77,757	5,044,097
Weyerhaeuser Co.	114,818	3,367,612
WP Carey, Inc.	23,139	1,466,318
WP GLIMCHER, Inc.	41,543	482,730

		125,690,578
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A (a)	63,431	2,364,708
Forest City Enterprises, Inc., Class A (a)	48,435	1,070,414
Howard Hughes Corp. (a)	8,806	1,088,245
Jones Lang LaSalle, Inc.	9,950	1,658,764
Realogy Holdings Corp. (a)	32,496	1,270,594

		7,452,725
Road & Rail — 0.7%
AMERCO, Inc.	1,627	661,067
Avis Budget Group, Inc. (a)	23,468	1,171,992
Genesee & Wyoming, Inc., Class A (a)	11,792	791,243
Hertz Global Holdings, Inc. (a)	90,012	1,755,234
JB Hunt Transport Services, Inc.	20,398	1,557,795
Kansas City Southern	24,516	2,028,944
Landstar System, Inc.	9,906	624,474
Old Dominion Freight Line, Inc. (a)	15,478	958,707
Ryder System, Inc.	11,823	848,655

		10,398,111
Semiconductors & Semiconductor Equipment — 3.1%
Altera Corp.	66,772	3,508,869
Analog Devices, Inc.	69,533	4,180,324

BLACKROCK FUNDS	OCTOBER 31, 2015	9

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	273,126	$4,580,323
Atmel Corp.	92,726	704,718
Cree, Inc. (a)	23,020	579,874
Cypress Semiconductor Corp. (a)	73,929	779,212
First Solar, Inc. (a)	16,765	956,778
Freescale Semiconductor Ltd. (a)	24,654	825,662
KLA-Tencor Corp.	35,465	2,380,411
Lam Research Corp.	35,112	2,689,228
Linear Technology Corp.	53,106	2,358,968
Marvell Technology Group Ltd.	100,463	824,801
Maxim Integrated Products, Inc.	62,982	2,581,002
Microchip Technology, Inc.	46,372	2,239,304
NVIDIA Corp.	119,310	3,384,825
ON Semiconductor Corp. (a)	95,184	1,047,024
Qorvo, Inc. (a)	33,140	1,455,840
Skyworks Solutions, Inc.	42,379	3,273,354
SunEdison, Inc. (a)	60,866	444,322
SunPower Corp. (a)	12,492	335,285
Teradyne, Inc.	47,578	928,723
Xilinx, Inc.	57,366	2,731,769

		42,790,616
Software — 3.7%
Activision Blizzard, Inc.	111,900	3,889,644
ANSYS, Inc. (a)	19,909	1,897,527
Autodesk, Inc. (a)	50,486	2,786,322
CA, Inc.	70,036	1,940,698
Cadence Design Systems, Inc. (a)	64,905	1,442,189
CDK Global, Inc.	35,553	1,770,184
Citrix Systems, Inc. (a)	35,547	2,918,409
Electronic Arts, Inc. (a)	69,770	5,028,324
FireEye, Inc. (a)	30,593	800,007
Fortinet, Inc. (a)	31,671	1,088,216
Intuit, Inc.	61,134	5,956,286
King Digital Entertainment PLC	18,478	276,431
NetSuite, Inc. (a)	8,877	755,166
Nuance Communications, Inc. (a)	56,126	952,458
PTC, Inc. (a)	25,505	903,897
Red Hat, Inc. (a)	40,654	3,216,138
ServiceNow, Inc. (a)	34,108	2,784,918
SolarWinds, Inc. (a)	14,883	863,660
Solera Holdings, Inc.	14,905	814,707
Splunk, Inc. (a)	27,791	1,560,743
SS&C Technologies Holdings, Inc.	18,026	1,336,628
Symantec Corp.	150,962	3,109,817
Synopsys, Inc. (a)	34,393	1,718,962
Tableau Software, Inc., Class A (a)	10,989	922,636
Ultimate Software Group, Inc. (a)	6,339	1,295,375
Workday, Inc., Class A (a)	23,527	1,857,927
Zynga, Inc., Class A (a)	173,314	410,754

		52,298,023

Common Stocks	Shares	Value
Specialty Retail — 4.1%
Aaron’s, Inc.	14,501	$357,740
Advance Auto Parts, Inc.	16,224	3,219,328
AutoNation, Inc. (a)	16,158	1,021,024
AutoZone, Inc. (a)	6,928	5,434,393
Bed Bath & Beyond, Inc. (a)	37,991	2,265,403
Best Buy Co., Inc.	67,306	2,357,729
Cabela’s, Inc. (a)	11,313	443,130
CarMax, Inc. (a)	46,400	2,738,064
CST Brands, Inc.	17,172	616,990
Dick’s Sporting Goods, Inc.	20,404	908,998
DSW, Inc., Class A	16,543	412,582
Foot Locker, Inc.	31,015	2,101,266
GameStop Corp., Class A (b)	23,766	1,094,900
Gap, Inc.	52,848	1,438,523
GNC Holdings, Inc., Class A	19,227	572,003
L Brands, Inc.	54,877	5,267,095
Michaels Cos., Inc. (a)	14,250	333,165
Murphy USA, Inc. (a)	10,120	621,064
O’Reilly Automotive, Inc. (a)	22,397	6,187,395
Office Depot, Inc. (a)	121,546	926,181
Penske Automotive Group, Inc.	9,561	466,959
Ross Stores, Inc.	91,765	4,641,474
Sally Beauty Holdings, Inc. (a)	35,004	822,944
Signet Jewelers Ltd.	17,803	2,687,185
Staples, Inc.	142,075	1,845,554
Tiffany & Co.	25,049	2,065,040
Tractor Supply Co.	30,255	2,795,259
Ulta Salon Cosmetics & Fragrance, Inc. (a)	14,248	2,478,582
Urban Outfitters, Inc. (a)	20,547	587,644
Williams-Sonoma, Inc.	20,324	1,498,895

		58,206,509
Technology Hardware, Storage & Peripherals — 0.8%
3D Systems Corp. (a)(b)	25,429	255,816
Lexmark International, Inc., Class A	13,810	448,687
NCR Corp. (a)	37,590	999,894
NetApp, Inc.	65,399	2,223,566
SanDisk Corp.	46,103	3,549,931
Western Digital Corp.	49,831	3,329,707

		10,807,601
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	11,652	1,058,934
Coach, Inc.	61,271	1,911,655
Fossil Group, Inc. (a)	9,434	513,304
Hanesbrands, Inc.	89,076	2,845,088
Kate Spade & Co. (a)	28,504	512,217
lululemon athletica, Inc. (a)	24,740	1,216,466
Michael Kors Holdings Ltd. (a)	44,065	1,702,672
PVH Corp.	18,333	1,667,386
Ralph Lauren Corp.	13,268	1,469,696
Skechers U.S.A., Inc., Class A (a)	27,222	849,326
Under Armour, Inc., Class A (a)	39,616	3,766,689

		17,513,433

10	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	117,432	$1,188,412
New York Community Bancorp, Inc.	98,526	1,627,649
TFS Financial Corp.	15,175	266,473

		3,082,534
Trading Companies & Distributors — 0.8%
Air Lease Corp.	22,800	768,588
Fastenal Co.	65,190	2,552,840
GATX Corp.	9,862	460,555
HD Supply Holdings, Inc. (a)	37,802	1,126,122
MSC Industrial Direct Co., Inc., Class A	10,605	665,676
NOW, Inc. (a)	24,163	398,931
United Rentals, Inc. (a)	21,505	1,609,864
W.W. Grainger, Inc.	13,919	2,922,990
Watsco, Inc.	5,791	712,467
WESCO International, Inc. (a)	9,920	485,386

		11,703,419
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	15,327	1,219,263
Water Utilities — 0.2%
American Water Works Co., Inc.	39,910	2,289,238
Aqua America, Inc.	39,269	1,123,093

		3,412,331
Wireless Telecommunication Services — 0.4%
SBA Communications Corp., Class A (a)	28,709	3,416,945
Sprint Corp. (a)	165,105	780,947

Common Stocks	Shares	Value
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	21,038	$602,528
United States Cellular Corp. (a)	2,943	119,898

		4,920,318
Total Long-Term Investments (Cost — $1,300,704,500) — 97.1%		1,363,774,552

Short-Term Securities	Beneficial Amount (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (c)(d)	$6,099	6,099,400

	Shares
FFI Premier Institutional Fund, 0.07% (c)(d)	35,583,004	35,583,004
Total Short-Term Securities (Cost — $41,682,404) — 3.0%		41,682,404
Total Investments (Cost — $1,342,386,904*) — 100.1%		1,405,456,956
Liabilities in Excess of Other Assets — (0.1)%		(806,276)

Net Assets — 100.0%		$1,404,650,680

* As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$1,342,386,865

Gross unrealized appreciation		$80,385,811
Gross unrealized depreciation		(17,315,720)

Net unrealized appreciation		$63,070,091

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BLACKROCK FUNDS	OCTOBER 31, 2015	11

Schedule of Investments (continued)	BlackRock Midcap Index Fund

(c)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment 1940 Act, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2015	Net Activity	Shares/Beneficial Interest Held at October 31, 2015	Income
BlackRock Liquidity Series, LLC, Money Market Series[1]	—	6,099,400	6,099,400	$6,584	[1]
FFI Premier Institutional Fund	—	35,583,004	35,583,004	9,702

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Represents the current yield as of period end.

Portfolio Abbreviations

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
108	S&P 500 E-Mini Index	December 2015	$11,197,980	$529,477
190	S&P MidCap 400 E-Mini Index	December 2015	$27,386,600	770,107
Total				$1,299,584

12	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Midcap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks[1]	$1,363,774,552	—	—	$1,363,774,552
Short-Term Securities	35,583,004	$6,099,400	—	41,682,404

Total	$1,399,357,556	$6,099,400	—	$1,405,456,956

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$1,299,584	—	—	$1,299,584
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS	OCTOBER 31, 2015	13

Schedule of Investments (concluded)	BlackRock Midcap Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,813,650	—	—	$1,813,650
Liabilities:
Collateral on securities loaned at value	—	$(6,099,400)	—	(6,099,400)

Total	$1,813,650	$(6,099,400)	—	$(4,285,750)

During the period ended October 31, 2015, there were no transfers between levels.

14	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 26.7%
AAC Technologies Holdings, Inc.	3,000	$19,025
Agricultural Bank of China Ltd., Class H	106,000	43,345
Air China Ltd., Class H	6,000	5,779
Aluminum Corp. of China Ltd., Class H (a)	12,000	3,865
Anhui Conch Cement Co., Ltd., Class H	5,500	16,782
ANTA Sports Products Ltd.	5,000	13,987
AviChina Industry & Technology Co. Ltd., Class H	8,000	6,520
Bank of China Ltd., Class H	345,000	162,689
Bank of Communications Co. Ltd., Class H	35,000	25,816
BBMG Corp., Class H	7,000	4,905
Beijing Capital International Airport Co. Ltd., Class H	8,000	8,563
Beijing Enterprises Holdings Ltd.	2,500	15,782
Beijing Enterprises Water Group Ltd. (a)	22,000	17,424
Belle International Holdings Ltd.	18,000	17,471
Brilliance China Automotive Holdings Ltd.	12,000	16,640
Byd Co. Ltd., Class H (a)	2,500	15,544
CGN Power Co. Ltd. (b)	26,000	10,734
China Agri-Industries Holdings Ltd. (a)	13,000	4,773
China Cinda Asset Management Co. Ltd.	33,000	12,830
China CITIC Bank Corp. Ltd., Class H (a)	32,000	20,694
China Coal Energy Co. Ltd., Class H	12,000	5,136
China Communications Construction Co. Ltd., Class H	18,000	24,843
China Communications Services Corp. Ltd., Class H	14,000	5,616
China Conch Venture Holdings, Ltd.	4,000	9,118
China Construction Bank Corp., Class H	368,000	266,710
China COSCO Holdings Co. Ltd., Class H (a)	10,000	6,374
China Everbright Bank Co. Ltd., Class H	11,000	5,391
China Everbright International Ltd.	12,000	19,324
China Everbright Ltd.	4,000	9,414
China Galaxy Securities Co. Ltd., Class H	17,500	15,147
China Huishan Dairy Holdings Co. Ltd.	42,000	15,949
China International Marine Containers Group Co. Ltd., Class H	2,600	4,613

Common Stocks	Shares	Value
China (continued)
China Jinmao Holdings Group Ltd.	22,000	$6,059
China Life Insurance Co. Ltd., Class H	34,000	122,607
China Longyuan Power Group Corp., Class H	12,000	10,971
China Medical System Holdings Ltd.	6,000	8,241
China Mengniu Dairy Co. Ltd.	12,000	23,244
China Merchants Bank Co. Ltd., Class H	19,000	49,607
China Merchants Holdings International Co. Ltd.	4,000	13,284
China Minsheng Banking Corp. Ltd., Class H	25,000	25,124
China Mobile Ltd.	27,000	323,727
China National Building Material Co. Ltd., Class H	10,000	6,213
China Oilfield Services Ltd., Class H	8,000	8,913
China Overseas Land & Investment Ltd.	18,000	58,138
China Pacific Insurance Group Co. Ltd., Class H	12,200	48,597
China Petroleum & Chemical Corp. Class H	116,000	83,618
China Power International Development, Ltd.	16,000	10,055
China Railway Construction Corp. Ltd., Class H	7,000	10,463
China Railway Group Ltd., Class H	21,000	19,782
China Resources Enterprise Ltd.	6,000	11,329
China Resources Gas Group Ltd.	4,000	10,972
China Resources Land Ltd.	12,000	31,183
China Resources Power Holdings Co., Ltd.	8,000	18,097
China Shenhua Energy Co. Ltd., Class H	13,500	22,714
China Shipping Container Lines Co. Ltd., Class H (a)	16,000	6,420
China Southern Airlines Co. Ltd., Class H	8,000	6,802
China State Construction International Holdings Ltd.	8,000	12,139
China Taiping Insurance Holdings Co. Ltd. (a)	8,200	25,745
China Telecom Corp. Ltd., Class H	68,000	35,470
China Unicom Hong Kong Ltd.	28,000	34,123
China Vanke Co. Ltd., Class H	4,600	10,735
Chongqing Changan Automobile Co. Ltd.	4,700	8,650
Chongqing Rural Commercial Bank, Co. Ltd., Class H	9,000	5,652
CITIC Ltd.	8,000	14,916

BLACKROCK FUNDS	OCTOBER 31, 2015	15

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
China (continued)
CITIC Securities Co. Ltd., Class H	9,500	$20,471
CNOOC Ltd.	81,000	91,490
COSCO Pacific Ltd.	8,000	10,350
Country Garden Holdings Co. Ltd.	18,000	6,837
CSPC Pharmaceutical Group Ltd.	20,000	18,621
CSR Corp. Ltd., Class H (a)	18,000	22,882
Dalian Wanda Commercial Properties Co., Ltd., Class H (b)	2,600	17,353
Datang International Power Generation Co. Ltd., Class H	14,000	5,152
Dongfeng Motor Group Co. Ltd., Class H	10,000	14,354
ENN Energy Holdings Ltd.	4,000	22,915
Evergrande Real Estate Group Ltd.	29,000	22,177
Far East Horizon Ltd.	8,000	6,654
Fosun International Ltd.	7,000	12,747
Geely Automobile Holdings Ltd.	25,000	13,332
GF Securities Co., Ltd., Class H (a)	3,200	6,318
GOME Electrical Appliances Holding Ltd.	61,000	11,146
Great Wall Motor Co. Ltd., Class H	12,000	14,572
Guangdong Investment Ltd.	14,000	19,689
Guangzhou Automobile Group Co. Ltd., Class H	8,000	6,995
Guangzhou R&F Properties Co. Ltd., Class H	6,000	5,955
Haitian International Holdings Ltd.	4,000	6,999
Haitong Securities Co. Ltd., Class H	12,400	21,575
Hengan International Group Co. Ltd.	3,000	32,395
Huadian Power International Corp., Ltd., Class H	8,000	5,849
Huaneng Power International, Inc., Class H	14,000	15,157
Huaneng Renewables Corp. Ltd., Class H	18,000	5,590
Huatai Securities Co., Ltd., Class H (a)(b)	3,800	8,623
Industrial & Commercial Bank of China Ltd., Class H	322,000	204,246
Inner Mongolia Yitai Coal Co., Class B	6,100	5,112
Jiangsu Expressway Co. Ltd., Class H	6,000	8,113
Jiangxi Copper Co. Ltd., Class H	5,000	6,585
Kingsoft Corp. Ltd.	2,000	4,526
Kunlun Energy Co. Ltd.	14,000	11,429
Lenovo Group Ltd.	28,000	26,016
Longfor Properties Co. Ltd.	8,000	10,719
Luye Pharma Group, Ltd. (a)	8,500	8,358
New China Life Insurance Co. Ltd., Class H	4,100	18,054

Common Stocks	Shares	Value
China (continued)
People’s Insurance Co. Group of China Ltd., Class H	35,000	$18,731
PetroChina Co. Ltd., Class H	96,000	75,159
PICC Property & Casualty Co. Ltd., Class H	14,000	31,767
Ping An Insurance Group Co. of China Ltd., Class H	23,000	129,105
Semiconductor Manufacturing International Corp. (a)	81,000	7,504
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,000	5,524
Shanghai Electric Group Co. Ltd., Class H	10,000	6,206
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,000	6,498
Shanghai Industrial Holdings, Ltd.	2,000	5,263
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,800	8,765
Shenzhou International Group Holdings Ltd.	3,000	14,784
Shui On Land Ltd.	23,500	6,466
Sino-Ocean Land Holdings Ltd.	10,500	6,103
Sinopec Engineering Group Co. Ltd., Class H	8,000	6,887
Sinopec Shanghai Petrochemical Co. Ltd., Class H (a)	16,000	6,641
Sinopharm Group Co. Ltd., Class H	4,800	19,781
Sinotrans Ltd., Class H	10,000	5,430
SOHO China Ltd.	13,000	6,685
Sunac China Holdings Ltd.	6,000	3,680
Tencent Holdings Ltd.	22,900	431,651
Tingyi Cayman Islands Holding Corp.	8,000	13,696
Tsingtao Brewery Co. Ltd., Class H	2,000	9,547
Want Want China Holdings Ltd.	28,000	23,271
Weichai Power Co. Ltd., Class H	4,000	4,242
Yangzijiang Shipbuilding Holdings Ltd.	6,800	6,053
Yanzhou Coal Mining Co. Ltd., Class H	8,000	3,841
Yuexiu Property Co. Ltd.	30,000	5,169
Zhejiang Expressway Co. Ltd., Class H	6,000	7,376
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,000	12,947
Zijin Mining Group Co. Ltd., Class H	32,000	8,561
ZTE Corp., Class H	4,200	10,114

		3,571,196
Hong Kong — 13.4%
AIA Group Ltd.	53,800	315,447
Alibaba Health Information Technology Ltd. (a)	10,000	7,960

16	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Hong Kong (continued)
Alibaba Pictures Group Ltd. (a)	40,000	$10,652
ASM Pacific Technology Ltd.	1,000	7,101
Bank of East Asia Ltd.	5,000	18,682
BOC Hong Kong Holdings Ltd.	17,500	55,959
Cathay Pacific Airways Ltd.	4,000	7,933
Cheung Kong Infrastructure Holdings Ltd.	3,000	27,831
Cheung Kong Property Holdings Ltd.	11,500	80,467
China Gas Holdings Ltd.	8,000	12,732
China Resources Cement Holdings Ltd.	12,000	4,843
CK Hutchison Holdings Ltd.	12,000	164,322
CLP Holdings Ltd.	8,000	69,548
First Pacific Co. Ltd.	12,000	8,211
Galaxy Entertainment Group Ltd.	10,000	34,159
GCL-Poly Energy Holdings Ltd. (a)	35,000	7,229
Goldin Properties Holdings, Ltd. (a)	6,000	5,154
Haier Electronics Group Co. Ltd.	6,000	11,596
Hang Lung Properties Ltd.	9,000	22,021
Hang Seng Bank Ltd.	3,600	66,045
Henderson Land Development Co. Ltd.	5,000	31,934
HKT Trust & HKT Ltd.	13,000	15,582
Hong Kong & China Gas Co. Ltd.	30,000	60,826
Hong Kong Exchanges & Clearing Ltd.	4,900	128,227
Hysan Development Co. Ltd.	3,000	13,307
Kerry Properties Ltd.	3,000	8,880
Li & Fung Ltd.	28,000	22,699
Link REIT	10,000	59,747
MTR Corp.	6,500	29,447
New World China Land Ltd.	14,000	9,270
New World Development Co. Ltd.	22,000	23,465
Nine Dragons Paper Holdings Ltd.	10,000	6,598
Noble Group Ltd.	14,600	5,242
NWS Holdings Ltd.	6,000	9,018
PCCW Ltd.	17,000	9,154
Power Assets Holdings Ltd.	6,000	59,679
Sands China Ltd.	9,600	34,569
Shangri-La Asia Ltd.	6,000	5,491
Shimao Property Holdings Ltd.	5,000	8,757
Sino Biopharmaceutical Ltd.	12,000	14,912
Sino Land Co. Ltd.	12,000	18,522
SJM Holdings Ltd.	7,000	5,811
Sun Art Retail Group Ltd.	13,500	11,035
Sun Hung Kai Properties Ltd.	8,000	106,862
Swire Pacific Ltd., Class A	2,500	28,884
Swire Properties Ltd.	4,800	14,408
Techtronic Industries Co. Ltd.	6,500	23,762
WH Group Ltd. (a)(b)	26,500	14,613
Wharf Holdings Ltd.	6,000	35,703
Wheelock & Co. Ltd.	4,000	18,644

Common Stocks	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	3,500	$12,768

		1,785,708
India — 9.4%
Dr. Reddy’s Laboratories Ltd. — ADR	3,423	221,776
GAIL India, Ltd., — GDR	3,423	98,925
ICICI Bank Ltd. — ADR	10,278	88,596
Infosys Ltd. — ADR	10,846	196,964
Larsen & Toubro Ltd. — GDR	3,423	73,031
Mahindra & Mahindra Ltd. — GDR	6,850	123,574
Reliance Industries Ltd. — GDR (b)	3,423	98,240
State Bank of India — GDR	3,423	123,727
Tata Motors Ltd. — ADR (a)	3,423	101,218
Vedanta, Ltd. — ADR	6,850	40,963
Wipro Ltd. — ADR	6,850	84,803

		1,251,817
Indonesia — 2.7%
Astra International Tbk PT	94,300	40,537
Bank Central Asia Tbk PT	55,300	51,950
Bank Danamon Indonesia Tbk PT	22,300	4,483
Bank Mandiri Persero Tbk PT	36,700	23,226
Bank Negara Indonesia Persero Tbk PT	34,700	11,996
Bank Rakyat Indonesia Persero Tbk PT	43,800	33,523
Bumi Serpong Damai Tbk PT	51,400	6,048
Charoen Pokphand Indonesia Tbk PT	32,400	5,890
Gudang Garam Tbk PT	2,900	9,077
Indocement Tunggal Prakarsa Tbk PT	4,500	5,886
Indofood CBP Sukses Makmur Tbk PT	7,900	7,602
Indofood Sukses Makmur Tbk PT	24,200	9,729
Kalbe Farma Tbk PT	112,400	11,706
Lippo Karawaci Tbk PT	80,500	6,987
Matahari Department Store Tbk PT	9,200	11,077
Perusahaan Gas Negara Persero Tbk PT	37,500	8,191
Semen Indonesia Persero Tbk PT	13,200	9,388
Summarecon Agung Tbk PT	53,000	5,364
Surya Citra Media Tbk PT	31,400	6,677
Telekomunikasi Indonesia Persero Tbk PT	228,000	44,731
Tower Bersama Infrastructure Tbk PT (a)	12,400	6,458
Unilever Indonesia Tbk PT	7,400	19,942
United Tractors Tbk PT	5,400	7,105
XL Axiata Tbk PT (a)	24,200	5,478

		353,051

BLACKROCK FUNDS	OCTOBER 31, 2015	17

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Macau — 0.1%
MGM China Holdings Ltd.	4,000	$5,834
Wynn Macau Ltd.	5,200	7,139

		12,973
Malaysia — 3.6%
Alliance Financial Group Bhd	7,000	5,826
AMMB Holdings Bhd	10,000	11,084
Astro Malaysia Holdings Bhd	8,400	5,585
Axiata Group Bhd	12,600	18,054
British American Tobacco Malaysia Bhd	700	10,060
Bumi Armada Bhd (a)	21,500	4,845
CIMB Group Holdings Bhd	19,500	20,891
Dialog Group BHD	15,600	5,795
DiGi.Com Bhd	16,800	20,554
Gamuda Bhd	9,100	9,529
Genting Bhd	8,300	14,307
Genting Malaysia Bhd	13,300	13,300
Hong Leong Bank Bhd	3,100	10,065
IHH Healthcare Bhd	12,200	17,927
IJM Corp. Bhd	15,800	12,201
IOI Corp. Bhd	15,000	14,851
Kuala Lumpur Kepong Bhd	1,400	7,417
Lafarge Malayan Cement Bhd	2,900	6,143
Malayan Banking Bhd	19,300	37,000
Malaysia Airports Holdings Bhd	4,100	5,047
Maxis Bhd	9,500	14,553
MISC Bhd	6,700	14,083
Petronas Chemicals Group Bhd	10,200	15,039
Petronas Dagangan Bhd	1,400	7,335
Petronas Gas Bhd	3,400	18,168
PPB Group Bhd	2,700	9,694
Public Bank BHD	11,300	47,508
Sapurakencana Petroleum Bhd	10,000	4,902
Sime Darby Bhd	14,400	27,965
Telekom Malaysia Bhd	6,300	9,773
Tenaga Nasional Bhd	15,200	44,677
UMW Holdings Bhd	2,800	5,339
Westports Holdings Bhd	5,800	5,793
YTL Corp. Bhd	25,100	8,815

		484,125
Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	5,900	7,042
Aboitiz Power Corp.	9,200	8,253
Ayala Corp.	1,190	19,798
Ayala Land, Inc.	32,100	24,515
Bank of the Philippine Islands	3,410	6,152
BDO Unibank, Inc.	5,660	12,269
DMCI Holdings, Inc.	25,500	6,757
Energy Development Corp.	42,800	6,048
Globe Telecom, Inc.	175	8,498
GT Capital Holdings, Inc.	380	10,653

Common Stocks	Shares	Value
Philippines (continued)
International Container Terminal Services, Inc.	3,340	$5,883
JG Summit Holdings, Inc.	12,590	19,144
Jollibee Foods Corp.	2,480	10,889
Megaworld Corp.	69,000	6,899
Metro Pacific Investments Corp.	71,000	7,891
Philippine Long Distance Telephone Co.	415	19,455
SM Investments Corp.	540	10,071
SM Prime Holdings, Inc.	28,600	13,156
Universal Robina Corp.	3,700	15,838

		219,211
Singapore — 5.2%
Ascendas Real Estate Investment Trust	8,300	14,131
CapitaLand Commercial Trust Ltd	11,300	11,340
CapitaLand Ltd.	13,100	28,897
Capitaland Mall Trust	12,100	17,060
City Developments Ltd.	1,400	7,923
ComfortDelGro Corp. Ltd.	10,300	22,285
DBS Group Holdings Ltd.	7,300	89,754
Genting Singapore PLC	33,300	19,290
Global Logistic Properties Ltd.	14,800	23,671
Golden Agri-Resources Ltd.	39,500	10,962
Hutchison Port Holdings Trust	28,600	15,840
Jardine Cycle & Carriage Ltd.	444	10,280
Keppel Corp. Ltd.	7,000	35,236
Oversea-Chinese Banking Corp. Ltd.	12,700	81,634
SembCorp Industries Ltd.	5,700	14,524
SembCorp Marine Ltd.	3,400	5,658
Singapore Airlines Ltd.	2,600	20,002
Singapore Exchange Ltd.	3,400	17,889
Singapore Technologies Engineering Ltd.	7,800	18,384
Singapore Telecommunications Ltd.	34,800	98,876
StarHub Ltd.	3,500	8,979
Suntec Real Estate Investment Trust	12,300	14,447
United Overseas Bank Ltd.	5,400	78,412
UOL Group Ltd.	2,500	11,667
Wilmar International Ltd.	9,300	20,724

		697,865
South Korea — 18.6%
Amorepacific Corp.	198	56,674
Amorepacific Group	137	19,269
BS Financial Group, Inc.	925	11,326
Celltrion, Inc. (a)	305	20,509
Cheil Industries, Inc. (a)	320	43,186
Cheil Worldwide, Inc. (a)	517	9,035

18	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
South Korea (continued)
CJ CheilJedang Corp.	41	$12,556
CJ Corp.	66	13,858
CJ Korea Express Co., Ltd. (a)	45	7,681
Coway Co., Ltd.	229	17,061
Daelim Industrial Co., Ltd.	97	6,333
Daewoo International Corp.	310	5,398
Daewoo Securities Co., Ltd.	1,074	10,363
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	490	2,962
DGB Financial Group, Inc.	635	5,890
Dongbu Insurance Co., Ltd.	247	14,812
Doosan Heavy Industries & Construction Co., Ltd.	310	5,579
E-Mart, Inc.	88	16,370
GS Engineering & Construction Corp. (a)	271	5,509
GS Holdings Corp.	285	12,519
Hana Financial Group, Inc.	1,215	29,548
Hankook Tire Co., Ltd.	236	9,022
Hanmi Pharm Co., Ltd. (a)	23	10,373
Hanon Systems	231	9,084
Hanssem Co., Ltd.	53	10,831
Hanwha Chemical Corp.	392	7,595
Hanwha Corp.	235	7,706
Hanwha Life Insurance Co., Ltd.	1,333	9,927
Hotel Shilla Co., Ltd.	113	10,862
Hyosung Corp.	97	9,904
Hyundai Department Store Co., Ltd.	87	9,550
Hyundai Development Co-Engineering & Construction	314	12,611
Hyundai Engineering & Construction Co., Ltd.	260	7,840
Hyundai Glovis Co., Ltd.	93	15,983
Hyundai Heavy Industries Co., Ltd. (a)	152	12,624
Hyundai Marine & Fire Insurance Co., Ltd.	277	8,248
Hyundai Mobis Co. Ltd.	289	60,757
Hyundai Motor Co.	692	94,523
Hyundai Motor Co., Preference Shares	75	7,223
Hyundai Motor Co., Second Preference Shares	145	14,482
Hyundai Steel Co.	344	15,662
Hyundai Wia Corp.	66	7,706
Industrial Bank of Korea	1,144	14,003
Kakao Corp.	104	10,338
Kangwon Land, Inc.	583	21,631
KB Financial Group, Inc.	1,644	52,084
KCC Corp.	30	10,703
KEPCO Plant Service & Engineering Co., Ltd.	123	11,221

Common Stocks	Shares	Value
South Korea (continued)
Kia Motors Corp.	1,116	$54,474
Korea Aerospace Industries Ltd.	236	18,561
Korea Electric Power Corp.	1,092	49,167
Korea Gas Corp.	187	6,963
Korea Investment Holdings Co., Ltd.	236	12,565
Korea Zinc Co., Ltd.	42	17,454
Korean Air Lines Co., Ltd. (a)	217	5,862
KT Corp. (a)	267	6,917
KT&G Corp.	467	46,698
LG Chem Ltd.	216	57,422
LG Chem Ltd., Preference Shares	47	8,846
LG Corp.	457	26,443
LG Display Co., Ltd.	989	18,788
LG Electronics, Inc.	451	19,362
LG Household & Health Care Ltd.	39	32,271
LG Innotek Co., Ltd.	81	6,550
LG Uplus Corp.	1,260	12,076
Lotte Chemical Corp.	83	17,426
Lotte Confectionery Co., Ltd.	4	6,979
Lotte Shopping Co., Ltd.	34	6,888
Mirae Asset Securities Co., Ltd.	134	2,990
NAVER Corp.	119	62,484
NCSoft Corp.	82	13,597
OCI Co., Ltd.	86	6,167
Orion Corp.	17	14,293
Paradise Co., Ltd. (a)	297	5,601
POSCO	283	45,509
S-Oil Corp.	262	15,669
Samsung Card Co., Ltd.	190	6,420
Samsung Electro-Mechanics Co., Ltd.	197	11,212
Samsung Electronics Co. Ltd.	486	582,921
Samsung Electronics Co. Ltd., Preference Shares	90	94,003
Samsung Fire & Marine Insurance Co., Ltd.	151	42,348
Samsung Heavy Industries Co. Ltd.	462	5,360
Samsung Life Insurance Co., Ltd.	370	35,327
Samsung SDI Co., Ltd.	206	19,175
Samsung SDS Co., Ltd.	150	33,641
Samsung Securities Co., Ltd.	321	13,504
Shinhan Financial Group Co., Ltd.	1,816	69,308
Shinsegae Co., Ltd.	34	6,918
SK Holdings Co., Ltd.	174	40,673
SK Hynix, Inc.	2,437	65,220
SK Innovation Co., Ltd. (a)	269	27,892
SK Telecom Co. Ltd.	54	11,435
Woori Bank	1,118	9,698
Woori Investment & Securities Co., Ltd.	585	5,140
Yuhan Corp.	33	8,173

		2,485,321

BLACKROCK FUNDS	OCTOBER 31, 2015	19

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Taiwan — 14.4%
Acer, Inc. (a)	17,000	$7,208
Advanced Semiconductor Engineering, Inc.	26,000	30,016
Advantech Co., Ltd.	1,000	7,162
Asia Cement Corp.	12,000	12,463
Asustek Computer, Inc.	3,000	26,848
AU Optronics Corp.	33,000	9,707
Casetek Holdings, Ltd.	1,000	4,378
Catcher Technology Co., Ltd.	3,000	29,442
Cathay Financial Holding Co. Ltd.	35,000	49,854
Chailease Holding Co., Ltd.	5,200	9,927
Chang Hwa Commercial Bank Ltd.	25,680	13,329
Cheng Shin Rubber Industry Co. Ltd.	8,000	14,485
Chicony Electronics Co., Ltd.	3,015	7,176
China Airlines Ltd. (a)	17,000	6,086
China Development Financial Holding Corp.	53,000	14,240
China Life Insurance Co., Ltd.	16,500	13,614
China Steel Corp.	54,000	32,640
Chunghwa Telecom Co. Ltd.	17,000	52,086
Compal Electronics, Inc.	15,000	9,329
CTBC Financial Holding Co. Ltd.	70,265	38,495
CTCI Corp.	4,000	5,207
Delta Electronics, Inc.	8,000	40,677
E.Sun Financial Holding Co., Ltd.	34,781	20,904
Eclat Textile Co., Ltd.	1,000	14,708
Epistar Corp.	5,000	4,503
Eva Airways Corp. (a)	11,000	6,456
Evergreen Marine Corp. Taiwan Ltd.	15,150	6,744
Far Eastern New Century Corp.	16,320	14,833
Far EasTone Telecommunications Co. Ltd.	8,000	17,357
Feng TAY Enterprise Co., Ltd.	2,060	11,804
First Financial Holding Co., Ltd.	44,200	21,406
Formosa Chemicals & Fibre Corp.	13,000	29,720
Formosa Petrochemical Corp.	5,000	12,152
Formosa Plastics Corp.	17,000	39,451
Foxconn Technology Co., Ltd.	5,050	13,227
Fubon Financial Holding Co., Ltd.	28,000	45,257
Giant Manufacturing Co., Ltd.	1,000	7,535
Highwealth Construction Corp.	3,900	5,746
Hiwin Technologies Corp.	1,030	5,730
Hon Hai Precision Industry Co. Ltd.	63,000	167,458
Hotai Motor Co., Ltd.	1,000	11,667
HTC Corp.	3,000	7,225
Hua Nan Financial Holdings Co., Ltd.	32,922	15,821

Common Stocks	Shares	Value
Taiwan (continued)
Innolux Corp.	32,000	$10,735
Inotera Memories, Inc. (a)	7,000	5,372
Inventec Co. Ltd.	12,000	6,878
Lite-On Technology Corp.	11,055	11,460
MediaTek, Inc.	7,000	54,588
Mega Financial Holding Co., Ltd.	46,000	33,518
Merida Industry Co., Ltd.	1,000	5,845
Nan Ya Plastics Corp.	20,000	39,687
Novatek Microelectronics Corp.	2,000	6,808
Pegatron Corp.	8,000	19,549
Phison Electronics Corp.	1,000	7,216
Pou Chen Corp.	8,000	11,283
Powertech Technology, Inc.	4,000	8,824
President Chain Store Corp.	3,000	19,916
Quanta Computer, Inc.	11,000	18,732
Radiant Opto-Electronics Corp.	2,000	6,189
Realtek Semiconductor Corp.	3,000	6,265
Ruentex Development Co., Ltd.	4,536	5,510
Ruentex Industries Ltd.	3,000	5,528
Shin Kong Financial Holding Co., Ltd.	44,755	10,709
Siliconware Precision Industries Co.	7,302	9,648
Simplo Technology Co., Ltd.	2,000	7,084
SinoPac Financial Holdings Co., Ltd.	48,312	15,945
Standard Foods Corp.	3,300	7,959
Synnex Technology International Corp.	7,000	7,377
Taishin Financial Holding Co., Ltd.	28,000	10,965
Taiwan Business Bank (a)	28,971	7,439
Taiwan Cement Corp.	16,000	17,794
Taiwan Cooperative Financial Holding Co., Ltd.	36,750	16,441
Taiwan Fertilizer Co., Ltd.	5,000	6,378
Taiwan Mobile Co. Ltd.	7,000	22,037
Taiwan Semiconductor Manufacturing Co. Ltd.	109,000	459,290
Teco Electric and Machinery Co., Ltd.	9,000	7,844
TPK Holding Co., Ltd.	1,000	2,480
Transcend Information, Inc.	2,000	5,569
Uni-President Enterprises Corp.	21,840	36,926
United Microelectronics Corp.	61,000	22,248
Vanguard International Semiconductor Corp.	5,000	6,426
Wistron Corp.	9,276	4,666
WPG Holdings Ltd.	8,000	8,348
Yuanta Financial Holding Co., Ltd.	33,865	13,306
Yulon Motor Co. Ltd.	6,000	6,351
Zhen Ding Technology Holding Ltd.	2,000	5,684

		1,916,890

20	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Common Stocks	Shares	Value
Thailand — 2.6%
Advanced Info Service PCL — NVDR	4,800	$31,404
Airports of Thailand PCL — NVDR	2,100	17,550
Bangkok Bank PCL — NVDR	1,400	6,578
Bangkok Bank PCL, Foreign Registered Shares	1,400	6,573
Bangkok Dusit Medical Services PCL — NVDR	21,400	11,409
BEC World PCL — NVDR	6,800	6,015
BTS Group Holdings PCL NVDR	34,900	9,464
Bumrungrad Hospital PCL NVDR	2,000	12,130
Central Pattana PCL — NVDR	5,400	6,977
Charoen Pokphand Foods PCL — NVDR	13,700	7,959
CP ALL PCL — NVDR	20,800	29,253
Delta Electronics Thailand PCL NVDR	2,700	6,414
Glow Energy PCL — NVDR	3,300	7,932
Indorama Ventures PCL — NVDR	9,100	5,900
IRPC PCL — NVDR	56,500	6,467
Kasikornbank PCL — NVDR	2,300	11,123
Kasikornbank PCL, Foreign Registered Shares	4,600	22,284
Krung Thai Bank PCL — NVDR	13,100	6,286
Minor International PCL — NVDR	10,500	8,994
PTT Exploration & Production PCL — NVDR	7,400	15,221
PTT Global Chemical PCL — NVDR	5,700	8,929
PTT PCL — NVDR	4,000	30,897
Siam Cement PCL — NVDR	600	7,659
Siam Cement PCL, Foreign Registered Shares	1,400	17,857
Siam Commercial Bank PCL — NVDR	6,100	22,848
Thai Oil PCL — NVDR	4,500	6,853
Thai Union Group PCL	11,600	5,762

Common Stocks	Shares	Value
Thailand (continued)
TMB Bank PCL	92,300	$6,888
True Corp. PCL — NVDR (a)	31,500	8,919

		352,545
Total Common Stocks — 98.3%		13,130,702

Rights — 0.0%
South Korea — 0.0%
Mirae Asset Securities Co., Ltd. (a)	116	386
Total Long-Term Investments (Cost — $14,921,076) — 98.3%		13,131,088

Short-Term Securities — 0.3%
FFI Premier Institutional Fund, 0.07% (c)(d)	39,317	39,317
Total Short-Term Securities (Cost — $39,317) — 0.3%		39,317
Total Investments (Cost — $14,960,393*) — 98.6%		13,170,405
Other Assets Less Liabilities — 1.4%		191,111

Net Assets — 100.0%		$13,361,516

* As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$14,960,734

Gross unrealized appreciation		$256,059
Gross unrealized depreciation		(2,046,388)

Net unrealized depreciation		$(1,790,329)

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

BLACKROCK FUNDS	OCTOBER 31, 2015	21

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Value at October 31, 2015	Net Income
FFI Premier Institutional Fund	23,976	15,341	39,317	$39,317	$7

(d)	Represents the current yield as of period end.

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
3	MSCI Emerging Markets Mini Index	December 2015	$126,555	$6,892

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
REIT	Real Estate Investment Trust

22	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI Asia ex Japan Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments [and derivative financial instruments] is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$6,802	$3,564,394	—	$3,571,196
Hong Kong	15,582	1,770,126	—	1,785,708
India	931,485	320,332	—	1,251,817
Indonesia	—	353,051	—	353,051
Macau	—	12,973	—	12,973
Malaysia	20,226	463,899	—	484,125
Philippines	8,253	210,958	—	219,211
Singapore	—	697,865	—	697,865
South Korea	96,456	2,388,865	—	2,485,321
Taiwan	—	1,916,890	—	1,916,890
Thailand	—	352,545	—	352,545
Rights	—	386	—	386
Money Market Funds	39,317	—	—	39,317

Total	$1,118,121	$12,052,284	—	$13,170,405

BLACKROCK FUNDS	OCTOBER 31, 2015	23

Schedule of Investments (concluded)	BlackRock MSCI Asia ex Japan Index Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$6,892	—	—	$6,892
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$7,000	—	—	$7,000
Foreign currency at value	125,311	—	—	125,311

Total	$132,311	—	—	$132,311

During the period ended October 31, 2015, there were no transfers between levels.

24	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MSCI World Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.4%
AGL Energy Ltd.	482	$5,716
Amcor Ltd.	1,350	13,039
AMP Ltd.	3,603	14,613
APA Group (a)	840	5,473
Asciano Ltd.	996	5,800
ASX Ltd.	229	6,695
Aurizon Holdings Ltd.	1,467	5,379
Australia & New Zealand Banking Group Ltd.	4,052	78,367
Bank of Queensland Ltd.	594	5,507
Bendigo & Adelaide Bank Ltd.	571	4,332
BHP Billiton Ltd.	4,234	69,441
BHP Billiton PLC	2,701	43,173
Boral Ltd.	961	3,676
Brambles Ltd.	1,610	11,856
Caltex Australia Ltd.	310	6,940
Cochlear Ltd.	57	3,598
Commonwealth Bank of Australia	2,488	135,093
Computershare Ltd.	810	6,208
CSL Ltd.	582	38,686
Dexus Property Group	1,173	6,439
Federation Centres Ltd.	2,956	6,106
Fortescue Metals Group Ltd.	7,609	11,243
Goodman Group	1,196	5,131
GPT Group	1,916	6,489
Healthscope Ltd.	8,261	15,815
Incitec Pivot Ltd.	2,789	7,789
Insurance Australia Group Ltd.	1,907	7,580
Lend Lease Group (a)	667	6,135
Macquarie Group Ltd.	325	19,678
Medibank Pvt Ltd.	2,987	5,011
Mirvac Group	26,630	34,040
National Australia Bank Ltd.	3,345	71,431
Newcrest Mining Ltd. (b)	1,707	14,870
Orica Ltd.	574	6,715
Origin Energy Ltd.	4,189	16,278
QBE Insurance Group Ltd.	1,290	12,075
Ramsay Health Care Ltd.	180	7,912
Santos Ltd.	1,585	6,543
Scentre Group	9,646	28,293
Sonic Healthcare Ltd.	525	7,180
South32, Ltd. (b)	3,578	3,705
Stockland	1,911	5,485
Suncorp Group Ltd.	1,419	13,182
Sydney Airport (a)	5,480	25,044
Tatts Group Ltd.	4,014	11,270
Telstra Corp. Ltd.	3,885	14,886
Transurban Group (a)	1,871	13,864
Treasury Wine Estates Ltd.	768	3,844
Wesfarmers Ltd.	1,400	39,150
Westfield Corp.	2,068	15,004
Westpac Banking Corp. (b)	167	3,626
Westpac Banking Corp.	4,668	103,975
Woodside Petroleum Ltd.	1,518	31,837

Common Stocks	Shares	Value
Australia (continued)
Woolworths Ltd.	2,060	$35,290

		1,086,507
Austria — 0.1%
Erste Group Bank AG (b)	525	15,395
OMV AG	209	5,565
Voestalpine AG	183	6,617

		27,577
Belgium — 0.5%
Ageas	463	20,417
Anheuser-Busch InBev NV	1,043	124,456
Colruyt SA	109	5,391
Delhaize Group	105	9,743
Groupe Bruxelles Lambert SA	235	19,075
KBC Groep NV	286	17,389
Proximus	171	5,917
Solvay SA	43	4,858
Telenet Group Holding NV (b)	79	4,595
UCB SA	139	12,015
Umicore SA	163	6,921

		230,777
Bermuda — 0.0%
Marvell Technology Group Ltd.	559	4,589
PartnerRe Ltd.	49	6,811

		11,400
Canada — 3.1%
Agnico Eagle Mines Ltd.	358	10,119
Agrium, Inc.	127	11,815
Alimentation Couche Tard, Inc., Class B	648	27,875
AltaGas Ltd.	182	4,699
ARC Resources Ltd.	573	8,449
Atco Ltd. Class I	805	22,994
Bank of Montreal	963	56,001
Bank of Nova Scotia	1,860	87,467
Barrick Gold Corp.	1,575	12,105
BCE, Inc.	173	7,478
BlackBerry Ltd. (b)	646	4,708
Bombardier, Inc., Class B	5,662	6,149
Brookfield Asset Management, Inc., Class A	1,486	51,912
Cameco Corp.	382	5,410
Canadian Imperial Bank of Commerce	566	43,407
Canadian National Railway Co.	1,139	69,572
Canadian Natural Resources Ltd.	1,290	29,912
Canadian Pacific Railway Ltd.	263	36,958
Canadian Tire Corp. Ltd., Class A	60	5,278
Cenovus Energy, Inc.	933	13,899
CGI Group, Inc., Class A (b)	142	5,275

BLACKROCK FUNDS	OCTOBER 31, 2015	25

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Canada (continued)
CI Financial Corp.	226	$5,392
Constellation Software, Inc.	15	6,481
Crescent Point Energy Corp.	266	3,625
Dollarama, Inc.	200	13,510
Eldorado Gold Corp.	1,631	5,700
Empire Co. Ltd., Class A	300	6,284
Enbridge, Inc.	1,343	57,403
Encana Corp.	536	4,079
Fairfax Financial Holdings Ltd.	23	11,326
First Quantum Minerals Ltd.	460	2,455
Fortis, Inc.	200	5,789
Franco-Nevada Corp.	360	18,259
George Weston Ltd.	86	7,243
Gildan Activewear, Inc.	188	5,405
Goldcorp, Inc.	1,275	16,313
Great-West Lifeco, Inc.	202	5,354
Husky Energy, Inc.	445	6,013
Imperial Oil Ltd.	322	10,714
Industrial Alliance Insurance & Financial Services, Inc.	520	17,060
Intact Financial Corp.	101	7,214
Inter Pipeline Ltd.	241	4,516
Keyera Corp.	240	7,406
Loblaw Cos. Ltd.	207	10,907
Magna International, Inc.	692	36,495
Manulife Financial Corp.	3,158	52,360
Methanex Corp.	189	7,541
Metro, Inc.	628	17,957
National Bank of Canada	301	9,970
Onex Corp.	132	8,003
Open Text Corp.	103	4,774
Pembina Pipeline Corp.	373	9,376
Potash Corp. of Saskatchewan, Inc.	1,424	28,837
Power Corp. of Canada	230	5,170
Power Financial Corp.	205	5,072
Restaurant Brands International, Inc.	156	6,261
Rogers Communications, Inc., Class B	364	14,484
Royal Bank of Canada	1,948	111,389
Saputo, Inc.	294	7,010
Shaw Communications, Inc., Class B	383	7,952
Silver Wheaton Corp.	331	4,498
SNC-Lavalin Group, Inc.	205	6,570
Sun Life Financial, Inc.	1,054	35,547
Suncor Energy, Inc.	2,119	63,055
Teck Resources Ltd., Class B	1,470	8,611
TELUS Corp.	457	15,252
Toronto-Dominion Bank	2,496	102,467
Tourmaline Oil Corp. (b)	302	6,284
TransCanada Corp.	1,326	44,619

Common Stocks	Shares	Value
Canada (continued)
Valeant Pharmaceuticals International, Inc. (b)	411	$38,359

		1,417,843
Denmark — 0.7%
A.P. Moeller — Maersk A/S, Class A	7	10,037
A.P. Moeller — Maersk A/S, Class B	5	7,379
Carlsberg A/S, Class B	246	20,155
Coloplast A/S, Class B	90	6,455
Danske Bank A/S	1,331	36,621
DSV A/S	400	16,232
ISS A/S	188	6,613
Novo Nordisk A/S, Class B	2,661	141,308
Novozymes A/S, Class B	221	10,245
Pandora A/S	117	13,501
TDC A/S	679	3,550
Vestas Wind Systems A/S	246	14,343
William Demant Holding A/S (b)	140	12,163

		298,602
Finland — 0.3%
Elisa OYJ	144	5,425
Fortum OYJ	822	12,327
Kone OYJ, Class B	331	14,117
Neste Oil OYJ	182	4,438
Nokia OYJ	4,837	35,982
Nokian Renkaat OYJ	162	6,112
Orion OYJ, Class B	120	4,286
Sampo OYJ, Class A	527	25,759
Stora Enso OYJ, Class R	609	5,649
UPM-Kymmene OYJ	648	12,131
Wartsila OYJ	445	18,997

		145,223
France — 3.7%
Accor SA	242	12,018
Aeroports de Paris	39	4,899
Air Liquide SA	437	56,533
Airbus Group SE	764	53,201
Alcatel-Lucent (b)	4,547	18,458
Alstom SA (b)	419	13,639
Arkema	80	5,846
AtoS	97	7,722
AXA SA	2,567	68,508
BNP Paribas SA	1,445	87,563
Bollore SA	887	4,385
Bouygues SA	152	5,745
Bureau Veritas SA	221	4,991
Cap Gemini SA	231	20,540
Carrefour SA	743	24,211
Casino Guichard-Perrachon SA	110	6,320
Christian Dior SA	54	10,613

26	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
France (continued)
Cie Generale des Etablissements Michelin	293	$29,146
CNP Assurances	314	4,479
Compagnie de Saint-Gobain	721	30,182
Credit Agricole SA	1,991	25,147
Danone SA	725	50,388
Dassault Systemes SA	220	17,355
Edenred	326	5,986
Electricite de France SA	160	2,974
Engie SA	2,041	35,719
Essilor International SA	291	38,198
Eutelsat Communications SA	205	6,757
Gecina SA	37	4,719
Groupe Eurotunnel SE, Registered Shares	1,021	14,292
Hermes International	27	10,385
ICADE	323	23,869
Iliad SA	47	9,871
Imerys SA	65	4,448
Ingenico Group SA	32	3,771
Kering	102	18,864
Klepierre	135	6,394
L’Oreal SA	326	59,431
Lagardere SCA	182	5,295
Legrand SA	394	21,593
LVMH Moet Hennessy Louis Vuitton SA	371	69,069
Natixis SA	801	4,903
Numericable-SFR (b)	60	2,711
Orange SA	2,513	44,308
Pernod Ricard SA	306	36,007
Peugeot SA (b)	660	11,596
Publicis Groupe SA	338	21,894
Remy Cointreau SA	220	15,283
Renault SA	279	26,289
Rexel SA	415	5,664
Safran SA	390	29,622
Sanofi	1,558	157,165
Schneider Electric SE	775	46,744
SCOR SE	173	6,433
SES SA	351	10,356
Societe BIC SA	31	4,940
Societe Generale SA	947	43,982
Sodexo SA	76	6,756
Suez Environnement Co.	290	5,506
Technip SA	148	7,712
Thales SA	186	13,446
TOTAL SA	2,851	137,871
Unibail-Rodamco SE	137	38,131
Valeo SA	131	20,230
Veolia Environnement SA	746	17,330
Vinci SA	606	40,800
Vivendi SA	1,505	36,206

Common Stocks	Shares	Value
France (continued)
Zodiac Aerospace	164	$4,137

		1,699,546
Germany — 3.3%
adidas AG	307	27,513
Allianz SE, Registered Shares	597	104,515
BASF SE	1,199	98,227
Bayer AG, Registered Shares	1,105	147,336
Bayerische Motoren Werke AG	456	46,707
Bayerische Motoren Werke AG, Preference Shares	115	9,300
Beiersdorf AG	155	14,721
Brenntag AG	261	15,760
Commerzbank AG (b)	1,699	18,685
Continental AG	155	37,220
Daimler AG, Registered Shares	1,252	108,566
Deutsche Bank AG, Registered Shares	1,899	53,151
Deutsche Boerse AG	264	24,342
Deutsche Lufthansa AG, Registered Shares (b)	398	5,878
Deutsche Post AG, Registered Shares	1,269	37,697
Deutsche Telekom AG, Registered Shares	4,261	79,815
Deutsche Wohnen AG, Bearer Shares	660	18,605
E.ON SE	2,962	31,247
Evonik Industries AG	156	5,664
Fresenius Medical Care AG & Co. KGaA	300	27,002
Fresenius SE & Co. KGaA	508	37,329
FUCHS PETROLUB SE, Preference Shares	558	26,761
GEA Group AG	124	4,969
Hannover Rueck SE	145	16,763
HeidelbergCement AG	161	11,990
Henkel AG & Co. KGaA	227	20,953
Henkel AG & Co. KGaA, Preference Shares	175	18,979
HUGO BOSS AG	53	5,450
Infineon Technologies AG	1,331	16,395
K+S AG, Registered Shares	212	5,352
Kabel Deutschland Holding AG	33	4,198
LANXESS AG	112	6,010
Linde AG	285	49,435
MAN SE	29	3,022
Merck KGaA	209	20,404
METRO AG	135	4,153
Muenchener Rueckversicherungs AG, Registered Shares	201	40,078
OSRAM Licht AG	89	5,230

BLACKROCK FUNDS	OCTOBER 31, 2015	27

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Germany (continued)
Porsche Automobil Holding SE, Preference Shares	142	$6,638
ProSiebenSat.1 Media AG, Registered Shares	228	12,320
RWE AG	699	9,714
SAP SE	1,257	99,096
Siemens AG, Registered Shares	1,013	101,750
Symrise AG	94	6,187
Telefonica Deutschland Holding AG	447	2,878
ThyssenKrupp AG	722	14,548
TUI AG	505	9,391
United Internet AG, Registered Shares	239	12,410
Volkswagen AG	73	10,108
Volkswagen AG, Preference Shares	201	24,127
Vonovia SE	750	25,000

		1,543,589
Hong Kong — 1.1%
AIA Group Ltd.	19,800	116,094
Bank of East Asia Ltd.	1,400	5,231
BOC Hong Kong Holdings Ltd.	4,500	14,390
Cathay Pacific Airways Ltd.	3,000	5,950
Cheung Kong Infrastructure Holdings Ltd.	1,000	9,277
Cheung Kong Property Holdings Ltd.	3,000	20,991
CK Hutchison Holdings Ltd.	4,500	61,621
CLP Holdings Ltd.	3,000	26,080
Galaxy Entertainment Group Ltd.	3,000	10,248
Hang Lung Properties Ltd.	2,000	4,894
Hang Seng Bank Ltd.	2,500	45,864
Henderson Land Development Co. Ltd.	1,100	7,025
HKT Trust & HKT Ltd. (a)	3,000	3,596
Hong Kong & China Gas Co. Ltd.	7,400	15,004
Hong Kong Exchanges & Clearing Ltd.	1,500	39,253
Li & Fung Ltd.	10,000	8,107
Link REIT	2,500	14,937
MTR Corp.	1,500	6,795
New World Development Co. Ltd.	4,000	4,266
Power Assets Holdings Ltd.	1,500	14,920
Sands China Ltd.	2,800	10,083
Sino Land Co. Ltd.	2,000	3,087
Sun Hung Kai Properties Ltd.	2,000	26,716
Swire Pacific Ltd., Class A	500	5,777
Swire Properties Ltd.	1,200	3,602
Techtronic Industries Co. Ltd.	1,000	3,656
WH Group Ltd. (b)(c)	10,500	5,790
Wharf Holdings Ltd.	1,000	5,950
Wheelock & Co. Ltd.	1,000	4,661

Common Stocks	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	1,000	$3,648

		507,513
Ireland — 0.7%
Bank of Ireland (b)	27,569	10,251
CRH PLC	1,281	35,062
Experian PLC	1,313	22,374
Ingersoll-Rand PLC	327	19,378
James Hardie Industries PLC	536	6,939
Kerry Group PLC, Class A	156	12,652
Medtronic PLC	1,833	135,495
Seagate Technology PLC	322	12,255
Shire PLC	777	58,843
Weatherford International PLC (b)	1,441	14,756
XL Group PLC	315	11,995

		340,000
Israel — 0.2%
Bank Hapoalim BM	1,019	5,304
Bank Leumi Le-Israel BM (b)	1,672	6,344
Bezeq The Israeli Telecommunication Corp. Ltd.	2,242	4,804
Israel Chemicals Ltd.	765	4,242
NICE Systems Ltd.	84	5,192
Teva Pharmaceutical Industries Ltd.	1,294	76,829

		102,715
Italy — 0.8%
Assicurazioni Generali SpA	1,584	30,011
Atlantia SpA	425	11,770
Banca Monte dei Paschi di Siena SpA (b)	2,869	5,267
Enel Green Power SpA	5,627	11,896
Enel SpA	10,533	48,571
Eni SpA	3,174	51,832
Exor SpA	121	6,001
Intesa Sanpaolo SpA	17,561	60,693
Luxottica Group SpA	187	13,109
Mediobanca SpA	583	5,863
Prysmian SpA	265	5,723
Saipem SpA (b)	604	5,674
Snam SpA	2,541	13,150
Telecom Italia SpA (b)	12,255	17,097
Telecom Italia SpA, Non-Convertible Savings Shares	11,439	12,856
Terna — Rete Elettrica Nazionale SpA	3,661	18,621
UniCredit SpA	6,668	43,056
Unione di Banche Italiane SCpA	1,173	8,776
UnipolSai SpA	2,760	6,654

		376,620

28	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan — 8.3%
Acom Co. Ltd. (b)	2,100	$11,497
Aeon Co. Ltd.	500	7,408
AEON Financial Service Co. Ltd.	600	14,991
Aisin Seiki Co. Ltd.	500	19,845
Ajinomoto Co., Inc.	1,000	22,274
Alps Electric Co. Ltd.	300	9,312
Amada Holdings Co., Ltd.	1,500	13,378
ANA Holdings, Inc.	1,000	2,986
Aozora Bank Ltd.	1,000	3,655
Asahi Glass Co. Ltd.	1,000	5,725
Asahi Group Holdings Ltd.	300	9,254
Asahi Kasei Corp.	1,000	6,137
Asics Corp.	700	19,334
Astellas Pharma, Inc.	4,500	65,315
Bandai Namco Holdings, Inc.	300	7,374
Bank of Yokohama Ltd.	2,000	12,482
Benesse Holdings, Inc.	500	13,405
Bridgestone Corp.	700	25,670
Calbee, Inc.	500	18,116
Canon, Inc.	1,400	41,807
Casio Computer Co. Ltd.	300	5,652
Central Japan Railway Co.	200	36,483
Chiba Bank Ltd.	1,000	7,295
Chubu Electric Power Co., Inc.	500	7,692
Chugai Pharmaceutical Co. Ltd.	200	6,438
Chugoku Electric Power Co., Inc.	300	4,533
COLOPL, Inc. (b)	500	8,168
Dai Nippon Printing Co. Ltd.	4,000	41,368
Dai-ichi Life Insurance Co. Ltd.	1,700	29,409
Daihatsu Motor Co. Ltd.	1,000	12,250
Daiichi Sankyo Co. Ltd.	600	11,783
Daikin Industries Ltd.	300	19,275
Daito Trust Construction Co. Ltd.	100	10,825
Daiwa House Industry Co. Ltd.	1,000	26,250
Daiwa Securities Group, Inc.	7,000	47,863
Denso Corp.	500	23,311
Dentsu, Inc.	300	16,865
Don Quijote Holdings Co. Ltd.	200	7,347
East Japan Railway Co.	700	66,553
Eisai Co. Ltd.	300	18,765
Electric Power Development Co. Ltd.	300	9,890
FANUC Corp.	300	52,932
Fast Retailing Co. Ltd.	100	36,528
Fuji Heavy Industries Ltd.	800	30,939
FUJIFILM Holdings Corp.	900	35,900
Fujitsu Ltd.	2,000	9,453
Fukuoka Financial Group, Inc.	1,000	5,262
Gunma Bank Ltd.	1,000	6,295
Hankyu Hanshin Holdings, Inc.	1,000	6,514
Hisamitsu Pharmaceutical Co., Inc.	400	15,504
Hitachi Ltd.	6,000	34,613
Hokuriku Electric Power Co.	400	5,966
Honda Motor Co. Ltd.	2,300	76,085

Common Stocks	Shares	Value
Japan (continued)
Hoya Corp.	900	$37,140
IHI Corp.	3,000	8,464
Inpex Corp.	700	6,672
Isetan Mitsukoshi Holdings Ltd.	500	8,021
Isuzu Motors Ltd.	500	5,840
ITOCHU Corp.	1,900	23,775
J. Front Retailing Co. Ltd.	200	3,284
Japan Airlines Co. Ltd.	200	7,535
Japan Exchange Group, Inc.	400	6,436
Japan Real Estate Investment Corp.	2	9,245
Japan Tobacco, Inc.	1,700	58,840
JFE Holdings, Inc.	300	4,716
JX Holdings, Inc.	2,000	7,853
Kajima Corp.	1,000	5,722
Kansai Electric Power Co., Inc. (b)	500	6,406
Kao Corp.	600	30,804
Kawasaki Heavy Industries Ltd.	1,000	4,014
KDDI Corp.	2,800	67,755
Keyence Corp.	100	52,061
Kintetsu Group Holdings Co. Ltd.	2,000	7,732
Kirin Holdings Co. Ltd.	2,700	38,241
Komatsu Ltd.	900	14,794
Konica Minolta, Inc.	800	8,220
Kose Corp.	200	19,532
Kubota Corp.	2,000	31,003
Kyocera Corp.	900	40,711
Kyushu Electric Power Co., Inc. (b)	500	6,034
LIXIL Group Corp.	400	8,564
M3, Inc.	200	3,876
Makita Corp.	300	16,438
Marubeni Corp.	1,700	9,823
Mazda Motor Corp.	500	9,815
Meiji Holdings Co. Ltd.	200	15,760
Mitsubishi Chemical Holdings Corp.	1,100	6,855
Mitsubishi Corp.	1,900	34,543
Mitsubishi Electric Corp.	2,000	20,829
Mitsubishi Estate Co. Ltd.	2,000	42,893
Mitsubishi Heavy Industries Ltd.	3,000	15,124
Mitsubishi Motors Corp.	1,100	9,743
Mitsubishi UFJ Financial Group, Inc.	17,800	115,122
Mitsui & Co. Ltd.	2,200	27,902
Mitsui Fudosan Co. Ltd.	1,000	27,214
Mizuho Financial Group, Inc.	35,600	73,330
MS&AD Insurance Group Holdings, Inc.	600	17,688
Murata Manufacturing Co. Ltd.	300	42,705
NEC Corp.	3,000	9,255
NGK Insulators Ltd.	1,000	21,650
NGK Spark Plug Co. Ltd.	400	9,762
Nidec Corp.	400	30,142

BLACKROCK FUNDS	OCTOBER 31, 2015	29

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Japan (continued)
Nikon Corp.	300	$3,881
Nintendo Co. Ltd.	200	31,973
Nippon Building Fund, Inc.	3	14,248
Nippon Paint Holdings Co., Ltd.	300	6,337
Nippon Steel & Sumitomo Metal	1,000	20,273
Nippon Telegraph & Telephone Corp.	1,400	51,326
Nissan Motor Co. Ltd.	3,000	31,099
Nitori Holdings Co. Ltd.	100	7,798
Nitto Denko Corp.	200	12,825
Nomura Holdings, Inc.	5,400	33,968
Nomura Real Estate Master Fund, Inc. (b)	3	3,801
NSK Ltd.	400	4,731
NTT Data Corp.	200	9,953
NTT DoCoMo, Inc.	1,600	31,161
Obayashi Corp.	1,000	8,770
Olympus Corp.	200	6,746
Omron Corp.	200	6,623
Ono Pharmaceutical Co. Ltd.	100	13,699
Oriental Land Co. Ltd.	300	18,224
ORIX Corp.	2,200	32,128
Osaka Gas Co. Ltd.	2,000	7,877
Otsuka Holdings Co. Ltd.	1,000	33,280
Panasonic Corp.	2,700	31,678
Rakuten, Inc.	1,100	15,239
Recruit Holdings Co. Ltd.	200	6,428
Resona Holdings, Inc.	6,700	35,452
Ricoh Co. Ltd.	700	7,545
Rohm Co. Ltd.	200	9,886
Ryohin Keikaku Co. Ltd.	100	20,080
Santen Pharmaceutical Co. Ltd.	500	6,786
Secom Co. Ltd.	200	13,341
Seiko Epson Corp.	400	6,110
Sekisui House Ltd.	400	6,659
Seven & I Holdings Co. Ltd.	1,500	68,137
Shimano, Inc.	100	15,757
Shimizu Corp.	1,000	8,756
Shin-Etsu Chemical Co. Ltd.	400	23,788
Shionogi & Co. Ltd.	300	12,305
Shiseido Co. Ltd.	300	7,126
Shizuoka Bank Ltd.	1,000	10,032
SMC Corp.	100	25,724
Softbank Group Corp.	1,500	84,042
Sompo Japan Nipponkoa Holdings, Inc.	900	28,258
Sony Corp.	2,000	56,851
Sumitomo Chemical Co. Ltd.	1,000	5,728
Sumitomo Corp.	1,000	10,937
Sumitomo Electric Industries Ltd.	2,300	31,390
Sumitomo Metal Mining Co. Ltd.	1,000	12,406
Sumitomo Mitsui Financial Group, Inc.	2,000	79,787

Common Stocks	Shares	Value
Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc.	3,000	$11,516
Sumitomo Realty & Development Co. Ltd.	1,000	32,928
Suntory Beverage & Food Ltd.	300	12,131
Suzuki Motor Corp.	400	13,097
Sysmex Corp.	100	5,716
T&D Holdings, Inc.	500	6,570
Taiheiyo Cement Corp.	1,000	3,297
Taisei Corp.	3,000	19,496
Takeda Pharmaceutical Co. Ltd.	900	43,949
TDK Corp.	100	6,370
Terumo Corp.	200	5,934
Tohoku Electric Power Co., Inc.	1,400	19,657
Tokio Marine Holdings, Inc.	900	34,679
Tokyo Electric Power Co., Inc. (b)	1,900	12,961
Tokyo Electron Ltd.	200	11,996
Tokyo Gas Co. Ltd.	2,000	9,898
Tokyu Corp.	2,000	16,217
Toray Industries, Inc.	4,000	34,897
Toshiba Corp. (b)	11,000	31,032
TOTO Ltd.	100	3,391
Toyota Industries Corp.	100	5,255
Toyota Motor Corp.	4,000	245,058
Unicharm Corp.	300	6,407
USS Co. Ltd.	200	3,531
West Japan Railway Co.	100	7,026
Yahoo! Japan Corp.	700	2,969
Yakult Honsha Co. Ltd.	200	10,588
Yamaha Motor Co. Ltd.	500	11,211
Yamato Holdings Co. Ltd.	900	17,716

		3,830,296
Luxembourg — 0.0%
ArcelorMittal	620	3,462
Millicom International Cellular SA	65	3,624
RTL Group SA (b)	55	4,758
Tenaris SA	475	5,982

		17,826
Netherlands — 1.5%
Aegon NV	2,489	15,274
Akzo Nobel NV	448	31,687
Altice NV Class A (b)	305	5,282
Altice NV Class B (b)	46	817
ASML Holding NV	458	42,485
Gemalto NV	76	4,758
Heineken Holding NV	189	15,100
Heineken NV	312	28,418
ING Groep NV CVA	5,294	77,048
Koninklijke Ahold NV	1,120	22,784
Koninklijke Boskalis Westminster NV	101	4,902

30	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Netherlands (continued)
Koninklijke DSM NV	196	$10,448
Koninklijke KPN NV	4,263	15,621
Koninklijke Philips Electronics NV	1,316	35,478
Koninklijke Vopak NV	152	6,106
NN Group NV	280	8,773
Randstad Holding NV	104	6,202
Royal Dutch Shell PLC, Class A	5,177	135,158
Royal Dutch Shell PLC, Class B	3,330	87,196
Sensata Technologies Holding NV (b)	336	16,158
TNT Express NV	552	4,638
Unilever NV CVA	2,078	93,962
Wolters Kluwer NV	608	20,549

		688,844
New Zealand — 0.0%
Contact Energy Ltd.	1,381	4,847
Fletcher Building Ltd.	311	1,567
Spark New Zealand Ltd.	2,942	6,673

		13,087
Norway — 0.2%
DnB NOR ASA	1,560	19,862
Norsk Hydro ASA	2,042	7,314
Orkla ASA	926	7,880
Statoil ASA	1,685	27,237
Telenor ASA	1,069	20,138
Yara International ASA	342	15,536

		97,967
Portugal — 0.0%
Banco Comercial Portugues SA (b)	159,084	9,119
Galp Energia SGPS SA	188	2,030
Jeronimo Martins SGPS SA	389	5,460

		16,609
Singapore — 0.5%
Avago Technologies Ltd.	347	42,726
CapitaLand Ltd.	4,300	9,485
ComfortDelGro Corp. Ltd.	3,900	8,438
DBS Group Holdings Ltd.	1,800	22,131
Global Logistic Properties Ltd.	16,300	26,070
Hutchison Port Holdings Trust	28,900	16,007
Keppel Corp. Ltd.	1,900	9,564
Oversea-Chinese Banking Corp. Ltd.	3,400	21,855
Singapore Airlines Ltd.	500	3,847
Singapore Press Holdings Ltd.	300	853
Singapore Technologies Engineering Ltd.	11,600	27,341
Singapore Telecommunications Ltd.	13,000	36,936
United Overseas Bank Ltd.	1,600	23,233

Common Stocks	Shares	Value
Singapore (continued)
Wilmar International Ltd.	500	$1,114

		249,600
South Africa — 0.0%
Investec PLC	620	5,165
Spain — 1.2%
Abertis Infraestructuras SA	1,063	17,652
ACS Actividades de Construccion y Servicios SA	416	14,114
Aena SA (b)(c)	57	6,362
Amadeus IT Holding SA, Class A	714	30,371
Banco Bilbao Vizcaya Argentaria SA (b)	61	526
Banco Bilbao Vizcaya Argentaria SA	8,136	69,999
Banco de Sabadell SA	6,004	11,584
Banco Popular Espanol SA	3,497	13,296
Banco Santander SA	18,627	104,054
Bankia SA	11,105	14,271
Bankinter SA	776	5,612
CaixaBank SA	4,020	15,397
Distribuidora Internacional de Alimentacion SA (b)	926	5,883
Endesa SA	134	2,980
Ferrovial SA	875	22,074
Gas Natural SDG SA	243	5,257
Grifols SA	181	8,383
Iberdrola SA	6,714	47,878
Industria de Diseno Textil SA	1,352	50,625
Mapfre SA	2,271	6,737
Repsol SA	2,156	27,141
Telefonica SA	6,123	80,783

		560,979
Sweden — 1.1%
Alfa Laval AB	234	4,105
Assa Abloy AB	1,355	26,955
Atlas Copco AB, A Shares	1,605	41,827
Atlas Copco AB, B Shares	235	5,681
Autoliv, Inc.	95	11,518
Boliden AB	264	5,055
Electrolux AB, Class B	196	5,766
Getinge AB, Class B	405	10,122
Hennes & Mauritz AB, Class B	1,265	49,174
Hexagon AB, Class B	163	5,654
ICA Gruppen AB	188	6,707
Investment AB Kinnevik, Class B	445	14,181
Investor AB, Class B	499	18,467
Nordea Bank AB	4,154	45,834
Sandvik AB	1,350	12,591
Securitas AB, Class B	1,946	25,406
Skandinaviska Enskilda Banken AB, Class A	2,351	24,688

BLACKROCK FUNDS	OCTOBER 31, 2015	31

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
Sweden (continued)
Skanska AB, Class B	288	$5,620
SKF AB, Class B	248	4,358
Svenska Cellulosa AB, B Shares	764	22,503
Svenska Handelsbanken AB, A Shares	2,213	30,056
Swedbank AB, Class A	1,273	29,169
Swedish Match AB	200	6,287
Tele2 AB, Class B	333	3,325
Telefonaktiebolaget LM Ericsson, Class B	4,438	43,193
TeliaSonera AB	3,164	16,166
Volvo AB, Class B	1,767	18,276

		492,684
Switzerland — 3.6%
ABB Ltd., Registered Shares (b)	3,150	59,427
Actelion Ltd., Registered Shares (b)	161	22,349
Adecco SA, Registered Shares (b)	270	20,070
Aryzta AG (b)	65	2,927
Baloise Holding AG, Registered Shares	116	13,908
Chocoladefabriken Lindt & Spruengli AG	1	6,103
Cie Financiere Richemont SA, Registered Shares	727	62,338
Coca-Cola HBC AG (b)	379	9,030
Credit Suisse Group AG, Registered Shares (b)	2,024	50,481
Dufry AG (b)	47	5,491
EMS-Chemie Holding AG, Registered Shares	8	3,385
Geberit AG, Registered Shares	36	11,618
Givaudan SA, Registered Shares (b)	16	28,611
Glencore PLC (b)	16,687	28,809
Julius Baer Group Ltd. (b)	257	12,743
Kuehne & Nagel International AG, Registered Shares	105	14,549
LafargeHolcim Ltd. (b)	648	36,492
Lonza Group AG, Registered Shares (b)	43	6,312
Nestle SA, Registered Shares	4,210	321,534
Novartis AG, Registered Shares	2,989	270,769
Pargesa Holding SA, Bearer Shares	181	11,479
Partners Group Holding AG	17	6,151
Roche Holding AG	939	254,937
Schindler Holding AG, Participation Certificates	41	6,652
Schindler Holding AG, Registered Shares	67	10,905
SGS SA, Registered Shares	10	19,041
Sika AG — Bearer Shares	2	6,559

Common Stocks	Shares	Value
Switzerland (continued)
Sonova Holding AG, Registered Shares	58	$7,914
STMicroelectronics NV	530	3,652
Sulzer AG, Registered Shares	32	3,233
Swatch Group AG, Bearer Shares	29	11,326
Swatch Group AG, Registered Shares	81	5,852
Swiss Life Holding AG, Registered Shares (b)	64	15,251
Swiss Prime Site AG, Registered Shares (b)	68	5,195
Swiss Re AG	521	48,365
Swisscom AG, Registered Shares	40	20,609
Syngenta AG, Registered Shares	140	47,036
TE Connectivity Ltd.	612	39,437
UBS Group AG	4,971	99,283
Wolseley PLC	333	19,551
Zurich Insurance Group AG (b)	222	58,586

		1,687,960
United Kingdom — 6.8%
3i Group PLC	697	5,369
Aberdeen Asset Management PLC	1,594	8,499
Admiral Group PLC	162	4,020
Aggreko PLC	349	4,919
AMEC Foster Wheeler PLC	1,673	18,306
Anglo American PLC	2,288	19,196
ARM Holdings PLC	2,123	33,434
Ashtead Group PLC	350	5,382
Associated British Foods PLC	386	20,510
AstraZeneca PLC	1,685	107,389
Aviva PLC	5,431	40,589
Babcock International Group PLC	321	4,759
BAE Systems PLC	3,240	21,917
Barclays PLC	22,662	80,740
Barratt Developments PLC	2,199	20,716
BG Group PLC	4,719	74,553
BP PLC	24,548	145,888
British American Tobacco PLC	2,408	143,058
British Land Co. PLC	816	10,930
BT Group PLC	11,102	79,285
Bunzl PLC	272	7,778
Burberry Group PLC	491	10,029
Capita PLC	1,000	19,616
Centrica PLC	7,254	25,241
CNH Industrial NV	1,780	12,049
Cobham PLC	3,179	13,573
Compass Group PLC	2,414	41,499
Croda International PLC	269	11,999
Delphi Automotive PLC	409	34,025
Diageo PLC	3,319	95,687
Direct Line Insurance Group PLC	1,067	6,472
Dixons Carphone PLC	758	5,381

32	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United Kingdom (continued)easyJet PLC	190	$5,118
Fiat Chrysler Automobiles NV (b)	1,433	21,113
G4S PLC	3,000	11,206
GKN PLC	2,779	12,279
GlaxoSmithKline PLC	6,506	140,306
Hammerson PLC	587	5,751
Hargreaves Lansdown PLC	424	9,423
HSBC Holdings PLC	25,400	198,449
ICAP PLC	681	4,610
IMI PLC	343	5,030
Imperial Tobacco Group PLC	1,286	69,249
Inmarsat PLC	317	4,805
InterContinental Hotels Group PLC	564	22,537
International Consolidated Airlines Group SA (b)	1,788	15,987
Intertek Group PLC	130	5,250
Intu Properties PLC	2,471	13,154
ITV PLC	6,107	23,709
J. Sainsbury PLC	1,166	4,778
Johnson Matthey PLC	119	4,733
Kingfisher PLC	4,077	22,162
Land Securities Group PLC	1,544	31,809
Legal & General Group PLC	8,810	35,478
Liberty Global PLC (b)	870	37,097
Liberty Global PLC, Class A (b)	266	11,842
Lloyds Banking Group PLC	76,000	86,261
London Stock Exchange Group PLC	266	10,415
Marks & Spencer Group PLC	2,308	18,225
Meggitt PLC	688	3,748
Melrose Industries PLC	1,091	4,463
Merlin Entertainments PLC (c)	901	5,749
Mondi PLC	665	15,378
National Grid PLC	4,967	70,754
Next PLC	220	27,094
Old Mutual PLC	5,030	16,440
Pearson PLC	1,393	18,493
Pentair PLC	200	11,184
Persimmon PLC (b)	710	21,774
Petrofac Ltd.	490	6,358
Prudential PLC	3,314	77,403
Randgold Resources Ltd.	117	7,847
Reckitt Benckiser Group PLC	863	84,221
RELX NV	1,445	24,647
RELX PLC	1,548	27,680
Rexam PLC	565	4,698
Rio Tinto Ltd.	464	16,592
Rio Tinto PLC	2,117	77,155
Rolls-Royce Holdings PLC (b)	2,678	28,319
Royal Bank of Scotland Group PLC (b)	4,515	22,063
Royal Mail PLC	578	3,960
RSA Insurance Group PLC	688	4,453
SABMiller PLC	1,253	76,963

Common Stocks	Shares	Value
United Kingdom (continued)
Sage Group PLC	2,416	$20,257
Schroders PLC	117	5,368
Segro PLC	791	5,479
Severn Trent PLC	178	6,139
Sky PLC	1,455	24,554
Smith & Nephew PLC	972	16,597
Smiths Group PLC	876	12,960
Sports Direct International PLC (b)	277	2,972
SSE PLC	1,304	30,337
St. James’s Place PLC	872	12,923
Standard Chartered PLC	3,580	39,740
Standard Life PLC	2,368	15,310
Tate & Lyle PLC	551	5,058
Taylor Wimpey PLC	6,084	18,534
Tesco PLC (b)	11,368	32,061
Travis Perkins PLC	176	5,187
Unilever PLC	1,613	71,824
United Utilities Group PLC	732	11,139
Vodafone Group PLC	35,354	116,348
Weir Group PLC	287	4,715
Whitbread PLC	160	12,218
William Hill PLC	2,000	9,759
WM Morrison Supermarkets PLC	1,716	4,450
WPP PLC	2,111	47,322

		3,152,271
United States — 55.3%
3M Co.	826	129,855
Abbott Laboratories	1,814	81,267
AbbVie, Inc.	2,340	139,347
Accenture PLC, Class A	827	88,654
ACE Ltd.	451	51,207
Activision Blizzard, Inc.	724	25,166
Acuity Brands, Inc.	71	15,521
Adobe Systems, Inc. (b)	661	58,604
ADT Corp.	184	6,079
Advance Auto Parts, Inc.	125	24,804
AES Corp.	1,407	15,407
Aetna, Inc.	480	55,094
Affiliated Managers Group, Inc. (b)	67	12,077
Aflac, Inc.	575	36,656
AGCO Corp.	101	4,887
Agilent Technologies, Inc.	688	25,979
Air Products & Chemicals, Inc.	292	40,582
Airgas, Inc.	57	5,481
Akamai Technologies, Inc. (b)	318	19,341
Albemarle Corp.	93	4,977
Alcoa, Inc.	1,915	17,101
Alexion Pharmaceuticals, Inc. (b)	281	49,456
Alkermes PLC (b)	153	11,004
Alleghany Corp. (b)	43	21,340
Allergan PLC (b)	508	156,703
Alliance Data Systems Corp. (b)	97	28,839

BLACKROCK FUNDS	OCTOBER 31, 2015	33

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Alliant Energy Corp.	98	$5,784
Allstate Corp.	668	41,336
Ally Financial, Inc. (b)	476	9,482
Alnylam Pharmaceuticals, Inc. (b)	87	7,478
Alphabet, Inc., Class A (b)	384	283,158
Alphabet, Inc., Class C (b)	418	297,119
Altera Corp.	456	23,963
Altria Group, Inc.	2,612	157,948
Amazon.com, Inc. (b)	532	332,979
Ameren Corp.	291	12,711
American Airlines Group, Inc.	143	6,609
American Capital Agency Corp.	400	7,132
American Electric Power Co., Inc.	790	44,753
American Express Co.	1,144	83,809
American International Group, Inc.	1,740	109,724
American Tower Corp.	542	55,409
American Water Works Co., Inc.	181	10,382
Ameriprise Financial, Inc.	286	32,993
AmerisourceBergen Corp.	346	33,392
AMETEK, Inc.	405	22,202
Amgen, Inc.	1,016	160,711
Amphenol Corp., Class A	598	32,424
Anadarko Petroleum Corp.	572	38,255
Analog Devices, Inc.	492	29,579
Annaly Capital Management, Inc.	952	9,472
ANSYS, Inc. (b)	220	20,968
Anthem, Inc.	375	52,181
Aon PLC	360	33,592
Apache Corp.	645	30,399
Apple, Inc.	8,038	960,541
Applied Materials, Inc.	2,178	36,525
Aramark	470	14,264
Arch Capital Group Ltd. (b)	267	19,996
Archer-Daniels-Midland Co.	800	36,528
Arrow Electronics, Inc. (b)	101	5,554
Arthur J Gallagher & Co.	123	5,379
Ashland, Inc.	47	5,157
Assurant, Inc.	66	5,381
AT&T, Inc.	8,057	269,990
Autodesk, Inc. (b)	400	22,076
Automatic Data Processing, Inc.	644	56,022
AutoNation, Inc. (b)	83	5,245
AutoZone, Inc. (b)	51	40,005
AvalonBay Communities, Inc.	208	36,365
Avery Dennison Corp.	89	5,782
Avnet, Inc.	349	15,855
Axalta Coating Systems, Ltd. (b)	179	4,946
Axis Capital Holdings Ltd.	107	5,778
B/E Aerospace, Inc.	100	4,695
Baker Hughes, Inc.	634	33,399
Ball Corp.	133	9,110
Bank of America Corp.	13,900	233,242
Bank of New York Mellon Corp.	1,364	56,811

Common Stocks	Shares	Value
United States (continued)
Baxalta, Inc.	799	$27,534
Baxter International, Inc.	838	31,333
BB&T Corp.	1,080	40,122
Becton Dickinson & Co.	279	39,763
Bed Bath & Beyond, Inc. (b)	193	11,509
Berkshire Hathaway, Inc., Class B (b)	1,523	207,158
Best Buy Co., Inc.	316	11,069
Biogen, Inc. (b)	306	88,896
BioMarin Pharmaceutical, Inc. (b)	262	30,664
BlackRock, Inc. (d)	149	52,444
Boeing Co.	858	127,044
BorgWarner, Inc.	210	8,992
Boston Properties, Inc.	195	24,541
Boston Scientific Corp. (b)	1,918	35,061
Bristol-Myers Squibb Co.	2,246	148,124
Brixmor Property Group, Inc.	249	6,379
Broadcom Corp., Class A	737	37,882
Brown-Forman Corp., Class B	122	12,954
Bunge Ltd.	264	19,261
C.H. Robinson Worldwide, Inc.	143	9,921
C.R. Bard, Inc.	77	14,349
CA, Inc.	393	10,890
Cablevision Systems Corp., New York Group, Class A	205	6,681
Cabot Oil & Gas Corp.	437	9,487
Calpine Corp. (b)	294	4,560
Camden Property Trust	184	13,577
Cameron International Corp. (b)	372	25,300
Campbell Soup Co.	187	9,498
Capital One Financial Corp.	754	59,491
Cardinal Health, Inc.	482	39,620
CarMax, Inc. (b)	385	22,719
Carnival Corp.	604	32,664
Carnival PLC	357	19,869
Caterpillar, Inc.	834	60,874
CBRE Group, Inc., Class A (b)	316	11,780
CBS Corp., Class B	508	23,632
CDK Global, Inc.	110	5,477
Celanese Corp., Series A	183	13,002
Celgene Corp. (b)	1,061	130,195
Centene Corp. (b)	83	4,937
CenterPoint Energy, Inc.	475	8,811
CenturyLink, Inc.	1,156	32,611
Cerner Corp. (b)	471	31,223
CF Industries Holdings, Inc.	379	19,242
Charles Schwab Corp.	1,574	48,038
Charter Communications, Inc., Class A (b)	86	16,421
Cheniere Energy, Inc. (b)	213	10,548
Chesapeake Energy Corp. (e)	426	3,037
Chevron Corp.	2,543	231,108
Chicago Bridge & Iron Co. NV	113	5,070

34	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Chipotle Mexican Grill, Inc. (b)	46	$29,451
Chubb Corp.	329	42,556
Church & Dwight Co., Inc.	268	23,072
Cigna Corp.	367	49,193
Cimarex Energy Co.	109	12,869
Cincinnati Financial Corp.	176	10,600
Cintas Corp.	185	17,222
Cisco Systems, Inc.	6,758	194,968
CIT Group, Inc.	207	8,901
Citigroup, Inc.	3,988	212,042
Citizens Financial Group, Inc.	654	15,892
Citrix Systems, Inc. (b)	164	13,464
Clorox Co.	194	23,656
CME Group, Inc.	447	42,228
CMS Energy Corp.	279	10,064
Coach, Inc.	289	9,017
Coca-Cola Co.	5,404	228,859
Coca-Cola Enterprises, Inc.	244	12,527
Cognizant Technology Solutions Corp., Class A (b)	780	53,126
Colgate-Palmolive Co.	1,102	73,118
Columbia Pipeline Group, Inc.	301	6,252
Comcast Corp., Class A	2,903	181,786
Comcast Corp., Special Class A	465	29,160
Comerica, Inc.	197	8,550
Computer Sciences Corp.	139	9,256
ConAgra Foods, Inc.	665	26,966
Concho Resources, Inc. (b)	262	30,368
ConocoPhillips	1,818	96,990
Consolidated Edison, Inc.	497	32,678
Constellation Brands, Inc., Class A	264	35,587
Cooper Cos., Inc.	104	15,845
Core Laboratories NV	40	4,653
Corning, Inc.	1,282	23,845
Costco Wholesale Corp.	556	87,915
Crown Castle International Corp.	341	29,142
Crown Holdings, Inc. (b)	313	16,602
CSX Corp.	1,361	36,733
Cummins, Inc.	268	27,741
CVS Health Corp.	1,483	146,491
D.R. Horton, Inc.	334	9,833
Danaher Corp.	792	73,901
Darden Restaurants, Inc.	92	5,694
DaVita HealthCare Partners, Inc. (b)	337	26,121
Deere & Co.	495	38,610
Delta Air Lines, Inc.	212	10,778
DENTSPLY International, Inc.	115	6,998
Devon Energy Corp.	672	28,177
Dick’s Sporting Goods, Inc.	95	4,232
Digital Realty Trust, Inc.	139	10,280
Discover Financial Services	634	35,643

Common Stocks	Shares	Value
United States (continued)
Discovery Communications, Inc., Class C (b)	448	$12,329
DISH Network Corp., Class A (b)	381	23,992
Dollar General Corp.	521	35,308
Dollar Tree, Inc. (b)	239	15,652
Dominion Resources, Inc.	771	55,073
Dover Corp.	165	10,631
Dow Chemical Co.	1,409	72,803
Dr Pepper Snapple Group, Inc.	314	28,062
DTE Energy Co.	188	15,339
Duke Energy Corp.	936	66,896
Duke Realty Corp.	775	16,042
Dun & Bradstreet Corp.	53	6,035
E*Trade Financial Corp. (b)	510	14,540
E.I. du Pont de Nemours & Co.	1,155	73,227
Eastman Chemical Co.	233	16,816
Eaton Corp. PLC	754	42,156
Eaton Vance Corp.	161	5,814
eBay, Inc. (b)	1,500	41,850
Ecolab, Inc.	377	45,372
Edgewell Personal Care Co.	42	3,558
Edison International	544	32,923
Edwards Lifesciences Corp. (b)	158	24,830
Electronic Arts, Inc. (b)	462	33,296
Eli Lilly & Co.	1,360	110,935
EMC Corp.	2,314	60,673
Emerson Electric Co.	1,142	53,937
Endo International PLC (b)	194	11,638
Energen Corp.	126	7,327
Entergy Corp.	212	14,450
Envision Healthcare Holdings, Inc. (b)	203	5,725
EOG Resources, Inc.	835	71,685
EQT Corp.	155	10,241
Equifax, Inc.	181	19,289
Equinix, Inc.	91	26,998
Equity Residential	565	43,686
Essex Property Trust, Inc.	87	19,178
Estee Lauder Cos., Inc., Class A	322	25,908
Everest Re Group Ltd.	33	5,873
Eversource Energy	558	28,425
Exelon Corp.	1,358	37,915
Expedia, Inc.	110	14,993
Expeditors International of Washington, Inc.	196	9,759
Express Scripts Holding Co. (b)	992	85,689
Extra Space Storage, Inc.	85	6,735
Exxon Mobil Corp.	5,617	464,751
F5 Networks, Inc. (b)	74	8,155
Facebook, Inc., Class A (b)	2,853	290,920
Fastenal Co.	298	11,670
Federal Realty Investment Trust	176	25,254
FedEx Corp.	350	54,617

BLACKROCK FUNDS	OCTOBER 31, 2015	35

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Fidelity National Information Services, Inc.	484	$35,293
Fifth Third Bancorp	1,163	22,155
FireEye, Inc. (b)	131	3,426
First Republic Bank	149	9,731
FirstEnergy Corp.	473	14,758
Fiserv, Inc. (b)	264	25,479
FleetCor Technologies, Inc. (b)	106	15,355
Flextronics International Ltd. (b)	473	5,387
FLIR Systems, Inc.	169	4,507
Flowserve Corp.	108	5,007
Fluor Corp.	106	5,068
FMC Corp.	104	4,234
FMC Technologies, Inc. (b)	513	17,355
FNF Group	249	8,785
Foot Locker, Inc.	140	9,485
Ford Motor Co.	4,768	70,614
Fortune Brands Home & Security, Inc.	129	6,751
Franklin Resources, Inc.	802	32,689
Freeport-McMoRan, Inc.	1,528	17,985
Freescale Semiconductor Ltd. (b)	128	4,287
Frontier Communications Corp.	1,375	7,067
GameStop Corp., Class A	67	3,087
Gap, Inc.	268	7,295
Garmin Ltd.	136	4,824
Gartner, Inc. (b)	68	6,166
General Dynamics Corp.	368	54,677
General Electric Co.	13,321	385,243
General Growth Properties, Inc.	682	19,744
General Mills, Inc.	808	46,953
General Motors Co.	1,882	65,701
Genuine Parts Co.	166	15,066
Gilead Sciences, Inc.	1,962	212,151
Goldman Sachs Group, Inc.	492	92,250
Goodyear Tire & Rubber Co.	294	9,655
H&R Block, Inc.	242	9,017
Halliburton Co.	1,391	53,387
Hanesbrands, Inc.	668	21,336
Harley-Davidson, Inc.	266	13,154
Harman International Industries, Inc.	81	8,907
Harris Corp.	144	11,395
Hartford Financial Services Group, Inc.	611	28,265
Hasbro, Inc.	205	15,750
HCA Holdings, Inc. (b)	480	33,019
HCP, Inc.	834	31,025
Helmerich & Payne, Inc.	82	4,614
Henry Schein, Inc. (b)	160	24,274
Hershey Co.	234	20,753
Hertz Global Holdings, Inc. (b)	296	5,772
Hess Corp.	312	17,538

Common Stocks	Shares	Value
United States (continued)
Hilton Worldwide Holdings, Inc.	446	$11,146
HollyFrontier Corp.	207	10,137
Hologic, Inc. (b)	169	6,567
Home Depot, Inc.	1,727	213,526
Honeywell International, Inc.	936	96,670
Hormel Foods Corp.	153	10,335
Host Hotels & Resorts, Inc.	936	16,221
HP, Inc.	2,433	65,594
Hudson City Bancorp, Inc.	429	4,341
Humana, Inc.	200	35,726
Huntington Bancshares, Inc.	828	9,083
IHS, Inc., Class A (b)	125	14,942
Illinois Tool Works, Inc.	514	47,257
Illumina, Inc. (b)	219	31,378
Incyte Corp. (b)	241	28,325
Intel Corp.	6,293	213,081
IntercontinentalExchange Group, Inc.	153	38,617
International Business Machines Corp.	1,253	175,520
International Flavors & Fragrances, Inc.	81	9,401
International Paper Co.	456	19,467
Interpublic Group of Cos., Inc.	803	18,413
Intuit, Inc.	359	34,977
Intuitive Surgical, Inc. (b)	56	27,810
Invesco Ltd.	813	26,967
Iron Mountain, Inc.	162	4,964
Isis Pharmaceuticals, Inc. (b)	90	4,333
J.M. Smucker Co.	159	18,665
Jacobs Engineering Group, Inc. (b)	143	5,740
Jarden Corp. (b)	227	10,170
Jazz Pharmaceuticals PLC (b)	68	9,335
JB Hunt Transport Services, Inc.	71	5,422
Johnson & Johnson	3,690	372,801
Johnson Controls, Inc.	828	37,409
Jones Lang LaSalle, Inc.	35	5,835
JPMorgan Chase & Co.	4,837	310,777
Juniper Networks, Inc.	348	10,924
Kansas City Southern	121	10,014
Kellogg Co.	412	29,054
Keurig Green Mountain, Inc.	129	6,547
KeyCorp	1,138	14,134
Kimberly-Clark Corp.	493	59,017
Kimco Realty Corp.	383	10,253
Kinder Morgan, Inc.	2,345	64,136
KLA-Tencor Corp.	165	11,075
Kohl’s Corp.	188	8,671
Kraft Heinz Co.	795	61,986
Kroger Co.	1,249	47,212
L Brands, Inc.	350	33,593
L-3 Communications Holdings, Inc.	83	10,491

36	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Laboratory Corp. of America Holdings (b)	173	$21,234
Lam Research Corp.	258	19,760
Las Vegas Sands Corp.	590	29,211
Lear Corp.	81	10,130
Legg Mason, Inc.	146	6,533
Leggett & Platt, Inc.	318	14,320
Lennar Corp., Class A	326	16,323
Leucadia National Corp.	835	16,708
Level 3 Communications, Inc. (b)	597	30,417
Liberty Interactive Corp., Series A (b)	470	12,864
Liberty Media Corp., Class C (b)	298	11,667
Liberty Property Trust	405	13,778
Lincoln National Corp.	411	21,993
Linear Technology Corp.	220	9,772
LinkedIn Corp., Class A (b)	156	37,576
LKQ Corp. (b)	318	9,416
Lockheed Martin Corp.	349	76,721
Loews Corp.	365	13,308
Lowe’s Cos., Inc.	1,316	97,160
lululemon athletica, Inc. (b)	136	6,687
LyondellBasell Industries NV, Class A	515	47,849
M&T Bank Corp.	132	15,820
Macerich Co.	135	11,440
Macy’s, Inc.	594	30,282
Mallinckrodt PLC (b)	107	7,027
ManpowerGroup, Inc.	84	7,710
Marathon Oil Corp.	898	16,505
Marathon Petroleum Corp.	712	36,882
Marriott International, Inc., Class A	259	19,886
Marsh & McLennan Cos., Inc.	685	38,182
Martin Marietta Materials, Inc.	60	9,309
Masco Corp.	340	9,860
Mastercard, Inc., Class A	1,306	129,281
Mattel, Inc.	391	9,611
Maxim Integrated Products, Inc.	274	11,229
McCormick & Co., Inc.	116	9,742
McDonald’s Corp.	1,279	143,568
McGraw-Hill Financial, Inc.	370	34,277
McKesson Corp.	318	56,858
MDU Resources Group, Inc.	355	6,695
Mead Johnson Nutrition Co.	395	32,390
Medivation, Inc. (b)	187	7,865
Merck & Co., Inc.	3,774	206,287
MetLife, Inc.	1,270	63,983
Mettler-Toledo International, Inc. (b)	29	9,019
MGM Resorts International (b)	469	10,876
Michael Kors Holdings Ltd. (b)	207	7,998
Microchip Technology, Inc.	206	9,948
Micron Technology, Inc. (b)	1,586	26,264

Common Stocks	Shares	Value
United States (continued)
Microsoft Corp.	10,427	$548,877
Mohawk Industries, Inc. (b)	95	18,572
Molson Coors Brewing Co., Class B	237	20,880
Mondelez International, Inc., Class A	2,183	100,767
Monsanto Co.	686	63,949
Monster Beverage Corp. (b)	209	28,491
Moody’s Corp.	284	27,309
Morgan Stanley	1,999	65,907
Mosaic Co.	582	19,666
Motorola Solutions, Inc.	161	11,265
Murphy Oil Corp.	200	5,686
Mylan NV (b)	653	28,791
Nasdaq, Inc.	115	6,657
National Oilwell Varco, Inc.	478	17,992
Navient Corp.	310	4,089
NetApp, Inc.	305	10,370
Netflix, Inc. (b)	550	59,609
NetSuite, Inc. (b)	53	4,509
New York Community Bancorp, Inc.	513	8,475
Newell Rubbermaid, Inc.	284	12,050
Newmont Mining Corp.	565	10,995
News Corp., Class A	525	8,085
NextEra Energy, Inc.	617	63,341
Nielsen Holdings PLC	360	17,104
NIKE, Inc., Class B	911	119,368
Noble Energy, Inc.	811	29,066
Nordstrom, Inc.	135	8,803
Norfolk Southern Corp.	470	37,614
Northern Trust Corp.	221	15,556
Northrop Grumman Corp.	251	47,125
Norwegian Cruise Line Holdings Ltd. (b)	165	10,497
NRG Energy, Inc.	235	3,029
Nuance Communications, Inc. (b)	537	9,113
Nucor Corp.	498	21,065
NVIDIA Corp.	588	16,682
O’Reilly Automotive, Inc. (b)	144	39,781
Occidental Petroleum Corp.	1,012	75,434
Oceaneering International, Inc.	245	10,295
OGE Energy Corp.	565	16,108
Omnicom Group, Inc.	468	35,063
ONEOK, Inc.	425	14,416
Oracle Corp.	4,668	181,305
PACCAR, Inc.	679	35,749
Packaging Corp. of America	106	7,256
Palo Alto Networks, Inc. (b)	92	14,812
Parker Hannifin Corp.	247	25,861
Patterson Cos., Inc.	159	7,537
Paychex, Inc.	517	26,667
PayPal Holdings, Inc. (b)	1,530	55,095
People’s United Financial, Inc.	1,139	18,167
Pepco Holdings, Inc.	641	17,070

BLACKROCK FUNDS	OCTOBER 31, 2015	37

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
PepsiCo, Inc.	1,888	$192,935
Perrigo Co. PLC	229	36,122
Pfizer, Inc.	8,154	275,768
PG&E Corp.	706	37,700
Philip Morris International, Inc.	2,047	180,955
Phillips 66	684	60,910
Pinnacle West Capital Corp.	98	6,224
Pioneer Natural Resources Co.	275	37,713
Plum Creek Timber Co., Inc.	200	8,148
PNC Financial Services Group, Inc. (d)	646	58,308
Polaris Industries, Inc.	68	7,639
PPG Industries, Inc.	409	42,642
PPL Corp.	950	32,680
Praxair, Inc.	447	49,657
Precision Castparts Corp.	204	47,085
Priceline Group, Inc. (b)	67	97,434
Principal Financial Group, Inc.	304	15,249
Procter & Gamble Co.	3,623	276,725
Progressive Corp.	767	25,411
Prologis, Inc.	792	33,842
Prudential Financial, Inc.	565	46,612
Public Service Enterprise Group, Inc.	764	31,546
Public Storage	189	43,368
PulteGroup, Inc.	499	9,147
Puma Biotechnology, Inc. (b)	41	3,379
PVH Corp.	89	8,095
QIAGEN NV (b)	265	6,425
Qorvo, Inc. (b)	164	7,205
QUALCOMM, Inc.	2,214	131,556
Quanta Services, Inc. (b)	242	4,867
Quest Diagnostics, Inc.	168	11,416
Quintiles Transnational Holdings, Inc. (b)	182	11,584
Rackspace Hosting, Inc. (b)	156	4,033
Ralph Lauren Corp.	46	5,095
Range Resources Corp.	108	3,288
Raymond James Financial, Inc.	102	5,621
Raytheon Co.	416	48,838
Realogy Holdings Corp. (b)	127	4,966
Realty Income Corp.	254	12,563
Red Hat, Inc. (b)	192	15,189
Regency Centers Corp.	81	5,505
Regeneron Pharmaceuticals, Inc. (b)	100	55,739
Regions Financial Corp.	1,569	14,670
RenaissanceRe Holdings Ltd.	48	5,262
Republic Services, Inc.	259	11,329
ResMed, Inc.	250	14,402
Reynolds American, Inc.	1,069	51,654
Rite Aid Corp. (b)	689	5,429
Robert Half International, Inc.	105	5,529

Common Stocks	Shares	Value
United States (continued)
Rockwell Automation, Inc.	271	$29,582
Rockwell Collins, Inc.	270	23,414
Roper Industries, Inc.	126	23,480
Ross Stores, Inc.	606	30,651
Royal Caribbean Cruises Ltd.	257	25,276
salesforce.com, Inc. (b)	782	60,769
SanDisk Corp.	314	24,178
SBA Communications Corp., Class A (b)	139	16,544
SCANA Corp.	113	6,692
Schlumberger Ltd.	1,636	127,870
Scripps Networks Interactive, Inc., Class A	136	8,171
Sealed Air Corp.	218	10,708
SEI Investments Co.	126	6,529
Sempra Energy	381	39,018
ServiceNow, Inc. (b)	151	12,329
Sherwin-Williams Co.	137	36,556
Sigma-Aldrich Corp.	201	28,084
Signet Jewelers Ltd.	77	11,622
Simon Property Group, Inc.	384	77,361
Sirius XM Holdings, Inc. (b)	1,578	6,438
Skyworks Solutions, Inc.	312	24,099
SL Green Realty Corp.	172	20,403
Snap-on, Inc.	104	17,253
Southern Co.	1,226	55,293
Southwest Airlines Co.	156	7,221
Southwestern Energy Co. (b)	233	2,572
Spectra Energy Corp.	784	22,399
Splunk, Inc. (b)	141	7,919
Sprint Corp. (b)	558	2,639
St. Jude Medical, Inc.	462	29,480
Stanley Black & Decker, Inc.	235	24,905
Staples, Inc.	665	8,638
Starbucks Corp.	1,985	124,201
Starwood Hotels & Resorts Worldwide, Inc.	313	24,999
State Street Corp.	573	39,537
Stericycle, Inc. (b)	74	8,981
Stryker Corp.	431	41,212
SunEdison, Inc. (b)	192	1,402
SunTrust Banks, Inc.	794	32,967
Symantec Corp.	1,445	29,767
Synchrony Financial (b)	297	9,136
Synopsys, Inc. (b)	120	5,998
Sysco Corp.	776	32,010
T-Mobile U.S., Inc. (b)	428	16,217
T. Rowe Price Group, Inc.	310	23,442
Tableau Software, Inc., Class A (b)	29	2,435
Target Corp.	765	59,043
TD Ameritrade Holding Corp.	258	8,893
TEGNA, Inc.	166	4,489
Teradata Corp. (b)	165	4,638

38	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Common Stocks	Shares	Value
United States (continued)
Tesla Motors, Inc. (b)	133	$27,522
Tesoro Corp.	151	16,146
Texas Instruments, Inc.	1,354	76,799
Textron, Inc.	249	10,500
Thermo Fisher Scientific, Inc.	551	72,060
Thomson Reuters Corp.	357	14,656
Tiffany & Co.	142	11,706
Time Warner Cable, Inc.	394	74,624
Time Warner, Inc.	1,145	86,264
TJX Cos., Inc.	852	62,358
Toll Brothers, Inc. (b)	357	12,841
Torchmark Corp.	150	8,701
Total System Services, Inc.	327	17,151
Towers Watson & Co., Class A	69	8,526
Tractor Supply Co.	235	21,712
TransDigm Group, Inc. (b)	96	21,106
Transocean Ltd.	432	6,613
Travelers Cos., Inc.	452	51,026
Trimble Navigation Ltd. (b)	332	7,553
TripAdvisor, Inc. (b)	127	10,640
Twenty-First Century Fox, Inc., Class A	813	24,951
Twenty-First Century Fox, Inc., Class B	1,636	50,520
Twitter, Inc. (b)	543	15,454
Tyco International PLC	652	23,759
Tyson Foods, Inc., Class A	326	14,461
UDR, Inc.	180	6,203
Ulta Salon Cosmetics & Fragrance, Inc. (b)	57	9,916
Under Armour, Inc., Class A (b)	261	24,816
Union Pacific Corp.	1,172	104,718
United Continental Holdings, Inc. (b)	109	6,574
United Parcel Service, Inc., Class B	903	93,027
United Rentals, Inc. (b)	171	12,801
United Technologies Corp.	1,127	110,908
United Therapeutics Corp. (b)	98	14,370
UnitedHealth Group, Inc.	1,258	148,167
Universal Health Services, Inc., Class B	112	13,674
Unum Group	276	9,563
Urban Outfitters, Inc. (b)	149	4,261
US Bancorp	2,122	89,506
Valero Energy Corp.	675	44,496
Vantiv, Inc., Class A (b)	248	12,437
Varian Medical Systems, Inc. (b)	70	5,497
Ventas, Inc.	385	20,682
VEREIT, Inc.	1,069	8,830
VeriSign, Inc. (b)	131	10,559
Verisk Analytics, Inc. (b)	169	12,102
Verizon Communications, Inc.	5,369	251,699
Vertex Pharmaceuticals, Inc. (b)	331	41,289

Common Stocks	Shares	Value
United States (continued)
VF Corp.	490	$33,085
Viacom, Inc., Class B	592	29,191
Visa, Inc., Class A	2,582	200,312
VMware, Inc., Class A (b)	69	4,150
Vornado Realty Trust	325	32,679
Voya Financial, Inc.	245	9,940
Vulcan Materials Co.	210	20,282
W.R. Berkley Corp.	98	5,471
W.W. Grainger, Inc.	111	23,310
WABCO Holdings, Inc. (b)	47	5,275
Wabtec Corp.	180	14,917
Wal-Mart Stores, Inc.	2,178	124,669
Walgreens Boots Alliance, Inc.	1,167	98,822
Walt Disney Co.	2,162	245,906
Waste Management, Inc.	696	37,417
Waters Corp. (b)	103	13,163
WEC Energy Group, Inc.	535	27,585
Wells Fargo & Co.	6,398	346,388
Welltower, Inc.	401	26,013
Western Digital Corp.	240	16,037
Western Union Co.	558	10,741
Westlake Chemical Corp.	60	3,616
WestRock Co.	420	22,579
Weyerhaeuser Co.	647	18,976
Whirlpool Corp.	160	25,622
WhiteWave Foods Co. (b)	314	12,868
Whiting Petroleum Corp. (b)	288	4,962
Whole Foods Market, Inc.	636	19,055
Williams Cos., Inc.	1,043	41,136
Willis Group Holdings PLC	125	5,576
Workday, Inc., Class A (b)	119	9,397
Wyndham Worldwide Corp.	143	11,633
Wynn Resorts Ltd.	58	4,057
Xcel Energy, Inc.	896	31,924
Xerox Corp.	1,563	14,677
Xilinx, Inc.	337	16,048
Xylem, Inc.	187	6,809
Yahoo!, Inc. (b)	1,346	47,944
Yum! Brands, Inc.	586	41,553
Zillow Group, Inc., Class C (b)	203	5,621
Zimmer Biomet Holdings, Inc.	185	19,345
Zoetis, Inc.	788	33,892

		25,663,994
Total Common Stocks — 95.4%		44,265,194

Rights — 0.0%
Spain — 0.0%
Banco Santander SA, 0.00% (b)	16	905

BLACKROCK FUNDS	OCTOBER 31, 2015	39

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Preferred Stock — 0.0%	Shares	Value
United Kingdom — 0.0%
Rolls-Royce Holdings PLC	173,627	$268
Total Long-Term Investments (Cost — $43,971,645) — 95.4%		44,266,367

Short-Term Securities — 3.1%
BlackRock FFI Premier Institutional Fund, 0.07% (d)(f)	1,440,706	1,440,706

	Beneficial Amount (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (d)(f)(g)	$3	2,769
Total Short-Term Securities (Cost — $1,443,475) — 3.1%		1,443,475

Value
Total Investments (Cost — $45,415,120*) — 98.5%	45,709,842
Other Assets Less Liabilities — 1.5%	687,818

Net Assets — 100.0%	$46,397,660

* As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$45,415,526

Gross unrealized appreciation	$1,411,853
Gross unrealized depreciation	(1,117,537)

Net unrealized appreciation	$294,316

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at October 31, 2015	Value at October 31, 2015	Income
BlackRock, Inc.	40	109		—	149	$52,444	$87
BlackRock FFI Premier Institutional Fund	249,778	1,190,928	[1]	—	1,440,706	$1,440,706	$377
BlackRock Liquidity Series, LLC, Money Market Series[1]	—	$2,769	[1]	—	$2,769	$2,769	$5	[2]
PNC Financial Services Group, Inc.	203	443		—	646	$58,308	$265
[1] Represents net shares purchased.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(e)	Security, or a portion of security, is on loan.

(f)	Represents the current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

40	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
2	Nikkei 225 Index	December 2015	USD	158,034	$1,030
7	Euro Stoxx 50 Index	December 2015	USD	261,948	(464)
3	FTSE 100 Index	December 2015	USD	292,287	(2,866)
12	S&P 500 E-Mini Index	December 2015	USD	1,244,220	3,626
Total					$1,326

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust
USD	U.S. Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS	OCTOBER 31, 2015	41

Schedule of Investments (continued)	BlackRock MSCI World Index Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$1,086,507	—	$1,086,507
Austria	—	27,577	—	27,577
Belgium	—	230,777	—	230,777
Bermuda	$11,400	—	—	11,400
Canada	1,417,843	—	—	1,417,843
Denmark	—	298,602	—	298,602
Finland	—	145,223	—	145,223
France	—	1,699,546	—	1,699,546
Germany	—	1,543,589	—	1,543,589
Hong Kong	3,596	503,917	—	507,513
Ireland	193,879	146,121	—	340,000
Israel	—	102,715	—	102,715
Italy	—	376,620	—	376,620
Japan	3,801	3,826,495	—	3,830,296
Luxembourg	—	17,826	—	17,826
Netherlands	193,267	495,577	—	688,844
New Zealand	—	13,087	—	13,087
Norway	—	97,967	—	97,967
Portugal	—	16,609	—	16,609
Singapore	42,726	206,874	—	249,600
South Africa	—	5,165	—	5,165
Spain	—	560,979	—	560,979
Sweden	11,518	481,166	—	492,684
Switzerland	39,437	1,648,523	—	1,687,960
United Kingdom	94,148	3,058,123	—	3,152,271
United States	25,631,087	32,907	—	25,663,994
Rights	905	—	—	905
Preferred Stock	—	—	$268	268
Short-Term Securities	1,440,706	2,769	—	1,443,475

Total	$29,084,313	$16,625,261	$268	$45,709,842

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$4,656	—	—	$4,656
Liabilities:
Equity contracts	(3,330)	—	—	(3,330)

Total	$1,326	—	—	$1,326

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

42	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock MSCI World Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$93,980	—	—	$93,980
Foreign currency at value	485,301	—	—	485,301
Liabilities:
Collateral on securities loaned at value	—	$(2,769)	—	(2,769)

Total	$579,281	$(2,769)	—	$576,512

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	OCTOBER 31, 2015	43

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Small Mid Cap Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	96	$2,178
Aerojet Rocketdyne Holdings, Inc. (a)	152	2,575
Aerovironment, Inc. (a)	61	1,407
Astronics Corp. (a)	54	2,042
B/E Aerospace, Inc.	255	11,972
Cincinnati Bell, Inc. (a)	510	1,923
Cubic Corp.	55	2,467
Curtiss-Wright Corp.	108	7,512
DigitalGlobe, Inc. (a)	178	2,658
Engility Holdings, Inc.	53	1,706
Esterline Technologies Corp. (a)	73	5,625
HEICO Corp.	43	2,169
HEICO Corp., Class A	99	4,324
Hexcel Corp.	230	10,654
Huntington Ingalls Industries, Inc.	116	13,913
KLX, Inc. (a)	128	5,006
Moog, Inc., Class A (a)	89	5,497
National Presto Industries, Inc.	19	1,673
Orbital ATK, Inc.	144	12,329
Spirit Aerosystems Holdings, Inc., Class A (a)	335	17,668
Taser International, Inc. (a)	128	2,996
Teledyne Technologies, Inc. (a)	80	7,138
Triumph Group, Inc.	116	5,403

		130,835
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc. (a)	154	1,508
Atlas Air Worldwide Holdings, Inc. (a)	61	2,516
Echo Global Logistics, Inc. (a)	78	1,856
Forward Air Corp.	76	3,447
Hub Group, Inc., Class A (a)	90	3,598
Park-Ohio Holdings Corp.	36	1,242
UTI Worldwide, Inc. (a)	270	1,925
XPO Logistics, Inc. (a)(b)	171	4,747

		20,839
Airlines — 0.7%
Alaska Air Group, Inc.	305	23,256
Allegiant Travel Co.	30	5,924
Copa Holdings SA, Class A	78	3,941
Hawaiian Holdings, Inc. (a)	114	3,956
JetBlue Airways Corp. (a)	740	18,382
SkyWest, Inc.	137	2,608
Spirit Airlines, Inc. (a)	176	6,533
Virgin America, Inc. (a)	63	2,243

		66,843
Auto Components — 1.3%
Allison Transmission Holdings, Inc.	434	12,456

Common Stocks	Shares	Value
Auto Components (continued)
American Axle & Manufacturing Holdings, Inc. (a)	181	$4,011
Cooper Tire & Rubber Co.	137	5,725
Cooper-Standard Holding, Inc. (a)	36	2,341
Dana Holding Corp.	388	6,518
Dorman Products, Inc. (a)	64	2,988
Drew Industries, Inc.	58	3,470
Gentex Corp.	717	11,752
Gentherm, Inc. (a)	87	4,277
Goodyear Tire & Rubber Co.	639	20,985
Lear Corp.	184	23,011
Modine Manufacturing Co. (a)	158	1,322
Motorcar Parts of America, Inc. (a)	50	1,683
Remy International, Inc.	78	2,300
Standard Motor Products, Inc.	54	2,390
Superior Industries International, Inc.	80	1,574
Tenneco, Inc. (a)	146	8,262
Tower International, Inc. (a)	63	1,731
Visteon Corp. (a)	108	11,780

		128,576
Automobiles — 0.1%
Thor Industries, Inc.	106	5,733
Winnebago Industries, Inc.	74	1,553

		7,286
Banks — 5.9%
1st Source Corp.	49	1,556
Ameris Bancorp	86	2,709
Associated Banc-Corp	355	6,866
Bancfirst Corp.	24	1,479
Banco Latinoamericano de Comercio Exterior SA	79	2,135
BancorpSouth, Inc.	226	5,634
Bank of Hawaii Corp.	93	6,090
Bank of the Ozarks, Inc.	178	8,904
BankUnited, Inc.	238	8,849
Banner Corp.	59	2,895
BBCN Bancorp, Inc.	202	3,392
Blue Hills Bancorp, Inc.	112	1,589
BNC Bancorp	76	1,706
BOK Financial Corp.	70	4,703
Boston Private Financial Holdings, Inc.	212	2,430
Bridge Bancorp, Inc.	55	1,579
Bryn Mawr Bank Corp.	56	1,631
Capital Bank Financial Corp., Class A	64	2,067
Cardinal Financial Corp.	86	1,955
Cathay General Bancorp	186	5,822
Centerstate Banks, Inc.	133	1,939
Central Pacific Financial Corp.	79	1,766

44	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
Chemical Financial Corp.	85	$2,884
City Holding Co.	40	1,913
CoBiz Financial, Inc.	129	1,607
Columbia Banking System, Inc.	136	4,532
Commerce Bancshares, Inc.	199	9,064
Community Bank System, Inc.	95	3,872
Community Trust Bancorp, Inc.	48	1,655
ConnectOne Bancorp, Inc.	87	1,553
CU Bancorp (a)	68	1,640
Cullen/Frost Bankers, Inc.	131	8,966
Customers Bancorp, Inc. (a)	74	2,035
CVB Financial Corp.	253	4,415
Eagle Bancorp, Inc. (a)	71	3,380
East West Bancorp, Inc.	341	13,773
Enterprise Financial Services Corp.	63	1,787
FCB Financial Holdings, Inc., Class A (a)	73	2,596
Fidelity Southern Corp.	76	1,592
Financial Institutions, Inc.	62	1,619
First Bancorp, North Carolina	88	1,631
First BanCorp, Puerto Rico (a)	387	1,467
First Busey Corp.	90	1,878
First Citizens BancShares, Inc., Class A	16	4,098
First Commonwealth Financial Corp.	248	2,279
First Financial Bancorp	153	2,950
First Financial Bankshares, Inc.	151	5,022
First Financial Corp.	45	1,542
First Horizon National Corp.	548	7,771
First Interstate Bancsystem, Inc.	61	1,730
First Merchants Corp.	96	2,518
First NBC Bank Holding Co. (a)	44	1,636
First Niagara Financial Group, Inc.	854	8,839
First of Long Island Corp.	55	1,527
First Republic Bank	334	21,814
FirstMerit Corp.	387	7,272
FNB Corp.	401	5,401
Fulton Financial Corp.	410	5,502
German American Bancorp, Inc.	52	1,629
Glacier Bancorp, Inc.	178	4,870
Great Southern Bancorp, Inc.	37	1,788
Great Western Bancorp, Inc.	102	2,883
Hancock Holding Co.	186	5,134
Hanmi Financial Corp.	94	2,397
Heartland Financial USA, Inc.	46	1,695
Heritage Financial Corp.	101	1,860
Home BancShares, Inc.	131	5,623
HomeTrust Bancshares, Inc. (a)	86	1,629
Huntington Bancshares, Inc.	1,930	21,172
Iberiabank Corp.	88	5,335
Independent Bank Corp./MA	62	2,898
Independent Bank Group, Inc.	34	1,324

Common Stocks	Shares	Value
Banks (continued)
International Bancshares Corp.	129	$3,477
Investors Bancorp, Inc.	787	9,845
Lakeland Bancorp, Inc.	135	1,570
Lakeland Financial Corp.	45	2,022
LegacyTexas Financial Group, Inc.	114	3,272
MainSource Financial Group, Inc.	70	1,515
MB Financial, Inc.	175	5,642
Mercantile Bank Corp.	76	1,677
Metro Bancorp, Inc.	51	1,580
National Bank Holdings Corp., Class A	113	2,493
National Penn Bancshares, Inc.	359	4,322
NBT Bancorp, Inc.	108	3,036
OFG Bancorp	191	1,759
Old National Bancorp	283	3,962
Opus Bank	40	1,490
Pacific Premier Bancorp, Inc. (a)	75	1,601
PacWest Bancorp	282	12,701
Park National Corp.	29	2,631
Peapack Gladstone Financial Corp.	69	1,560
Peoples Bancorp, Inc.	70	1,341
Pinnacle Financial Partners, Inc.	85	4,473
Popular, Inc.	248	7,333
Preferred Bank	48	1,589
PrivateBancorp, Inc.	182	7,613
Prosperity Bancshares, Inc.	161	8,272
Renasant Corp.	98	3,394
S&T Bancorp, Inc.	88	2,805
Sandy Spring Bancorp, Inc.	72	1,980
Seacoast Banking Corp. of Florida (a)	99	1,533
ServisFirst Bancshares, Inc.	56	2,373
Signature Bank (a)	119	17,722
Simmons First National Corp., Class A	72	3,711
South State Corp.	56	4,340
Southside Bancshares, Inc.	71	1,910
Southwest Bancorp, Inc.	87	1,471
State Bank Financial Corp.	106	2,268
Sterling Bancorp	284	4,371
Stock Yards Bancorp, Inc.	44	1,658
Stonegate Bank	49	1,529
Suffolk Bancorp	54	1,614
SVB Financial Group (a)	121	14,770
Synovus Financial Corp.	333	10,533
Talmer Bancorp, Inc., Class A	144	2,422
TCF Financial Corp.	392	6,033
Texas Capital Bancshares, Inc. (a)	107	5,906
Tompkins Financial Corp.	38	2,063
TowneBank	118	2,532
Trico Bancshares	70	1,845
Trustmark Corp.	160	3,845
UMB Financial Corp.	90	4,417

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	45

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Banks (continued)
Umpqua Holdings Corp.	516	$8,617
Union Bankshares Corp.	117	2,931
United Bankshares, Inc.	158	6,249
United Community Banks, Inc.	137	2,762
Univest Corp. of Pennsylvania	77	1,516
Valley National Bancorp	542	5,691
Washington Trust Bancorp, Inc.	42	1,630
Webster Financial Corp.	207	7,680
WesBanco, Inc.	92	3,004
Westamerica BanCorp	62	2,741
Western Alliance Bancorp (a)	196	7,007
Wilshire Bancorp, Inc.	187	1,999
Wintrust Financial Corp.	107	5,402
Yadkin Financial Corp.	83	1,955
Zions Bancorporation	494	14,212

		568,910
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	21	4,611
Coca-Cola Bottling Co. Consolidated	12	2,535

		7,146
Biotechnology — 3.5%
ACADIA Pharmaceuticals, Inc. (a)	191	6,651
Acceleron Pharma, Inc. (a)	61	1,904
Achillion Pharmaceuticals, Inc. (a)	309	2,416
Acorda Therapeutics, Inc. (a)	108	3,892
Advaxis, Inc. (a)	90	998
Aegerion Pharmaceuticals, Inc. (a)	85	1,248
Agenus, Inc. (a)	223	1,017
Agios Pharmaceuticals, Inc. (a)	61	4,444
Alder Biopharmaceuticals, Inc. (a)	59	1,887
Alkermes PLC (a)	351	25,244
Amicus Therapeutics, Inc. (a)	287	2,152
Anacor Pharmaceuticals, Inc. (a)	98	11,016
Anthera Pharmaceuticals, Inc. (a)	157	906
Arena Pharmaceuticals, Inc. (a)	645	1,219
Ariad Pharmaceuticals, Inc. (a)	426	2,914
Array BioPharma, Inc. (a)	384	1,966
Arrowhead Research Corp. (a)	256	1,318
Atara Biotherapeutics, Inc. (a)	45	1,160
BioCryst Pharmaceuticals, Inc. (a)	195	1,753
Bluebird Bio, Inc. (a)	86	6,633
Cara Therapeutics, Inc. (a)	66	935
Catalyst Pharmaceutical, Inc. (a)	346	1,093
Celldex Therapeutics, Inc. (a)	246	2,967
Cepheid, Inc. (a)	172	5,745
Chimerix, Inc. (a)	112	4,388
Clovis Oncology, Inc. (a)	68	6,794
Coherus Biosciences, Inc. (a)	66	1,838
Dyax Corp. (a)	350	9,635
Dynavax Technologies Corp. (a)	92	2,089

Common Stocks	Shares	Value
Biotechnology (continued)
Eagle Pharmaceuticals, Inc. (a)	22	$1,402
Emergent Biosolutions, Inc. (a)	77	2,475
Enanta Pharmaceuticals, Inc. (a)	43	1,208
Epizyme, Inc. (a)	85	1,113
Esperion Therapeutics, Inc. (a)	33	792
Exact Sciences Corp. (a)	236	1,966
Exelixis, Inc. (a)	507	3,052
FibroGen, Inc. (a)	125	2,914
Five Prime Therapeutics, Inc. (a)	78	2,508
Genomic Health, Inc. (a)	61	1,276
Geron Corp. (a)	456	1,582
Halozyme Therapeutics, Inc. (a)	261	4,085
Heron Therapeutics, Inc. (a)	73	2,002
ImmunoGen, Inc. (a)	221	2,586
Infinity Pharmaceuticals, Inc. (a)	161	1,666
Inovio Pharmaceuticals, Inc. (a)	214	1,355
Insmed, Inc. (a)	154	3,055
Insys Therapeutics, Inc. (a)	59	1,520
Intercept Pharmaceuticals, Inc. (a)	39	6,131
Intrexon Corp. (a)	113	3,797
Ironwood Pharmaceuticals, Inc. (a)	329	3,737
Isis Pharmaceuticals, Inc. (a)	288	13,867
Juno Therapeutics, Inc. (a)	35	1,812
Keryx Biopharmaceuticals, Inc. (a)	289	1,295
Kite Pharma, Inc. (a)	70	4,763
Lexicon Pharmaceuticals, Inc. (a)	141	1,341
Ligand Pharmaceuticals, Inc., Class B (a)	42	3,795
Lion Biotechnologies, Inc. (a)	207	1,339
MacroGenics, Inc. (a)	82	2,548
MannKind Corp. (a)(b)	651	2,155
Merrimack Pharmaceuticals, Inc. (a)	287	2,681
MiMedx Group, Inc. (a)	282	2,053
Momenta Pharmaceuticals, Inc. (a)	156	2,560
Myriad Genetics, Inc. (a)	167	6,742
Neurocrine Biosciences, Inc. (a)	203	9,965
NewLink Genetics Corp. (a)	53	2,028
Northwest Biotherapeutics, Inc. (a)	149	727
Novavax, Inc. (a)	648	4,374
OncoMed Pharmaceuticals, Inc. (a)	71	1,421
Oncothyreon, Inc. (a)	478	1,415
Ophthotech Corp. (a)	60	2,996
Opko Health, Inc. (a)	757	7,154
Orexigen Therapeutics, Inc. (a)	424	1,289
Osiris Therapeutics, Inc.	81	1,379
Otonomy, Inc. (a)	61	1,320
OvaScience, Inc. (a)	63	817
PDL BioPharma, Inc.	408	1,869
Portola Pharmaceuticals, Inc. (a)	114	5,427
Progenics Pharmaceuticals, Inc. (a)	197	1,446
Prothena Corp. PLC (a)	76	3,915
PTC Therapeutics, Inc. (a)	84	2,089

46	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Biotechnology (continued)
Puma Biotechnology, Inc. (a)	61	$5,028
Radius Health, Inc. (a)	70	4,496
Raptor Pharmaceutical Corp. (a)	208	1,134
Repligen Corp. (a)	82	2,726
Retrophin, Inc. (a)	90	1,722
Sage Therapeutics, Inc. (a)	35	1,758
Sangamo Biosciences, Inc. (a)	201	1,417
Sarepta Therapeutics, Inc. (a)	104	2,502
Seattle Genetics, Inc. (a)	232	9,626
Sorrento Therapeutics, Inc. (a)	87	752
Spark Therapeutics, Inc. (a)	28	1,509
Spectrum Pharmaceuticals, Inc. (a)	218	1,136
Synergy Pharmaceuticals, Inc. (a)	264	1,692
TESARO, Inc. (a)	60	2,728
Tetraphase Pharmaceuticals, Inc. (a)	89	804
TG Therapeutics, Inc. (a)	106	1,311
Theravance, Inc.	222	1,949
Ultragenyx Pharmaceutical, Inc. (a)	92	9,140
United Therapeutics Corp. (a)	110	16,129
Vanda Pharmaceuticals, Inc. (a)	127	1,364
Versartis, Inc. (a)	82	847
Xencor Inc. (a)	79	855
Zafgen, Inc. (a)	47	453
ZIOPHARM Oncology, Inc. (a)	290	3,303

		337,407
Building Products — 1.3%
AAON, Inc.	103	2,108
Advanced Drainage Systems, Inc.	80	2,514
Allegion PLC	222	14,468
American Woodmark Corp. (a)	33	2,399
AO Smith Corp.	175	13,444
Apogee Enterprises, Inc.	69	3,418
Armstrong World Industries, Inc. (a)	89	4,416
Builders FirstSource, Inc. (a)	120	1,418
Continental Building Products, Inc. (a)	83	1,458
Fortune Brands Home & Security, Inc.	379	19,833
Gibraltar Industries, Inc. (a)	86	2,178
Griffon Corp.	91	1,563
Lennox International, Inc.	96	12,750
Masonite International Corp. (a)	72	4,311
Nortek, Inc. (a)	24	1,472
Owens Corning	282	12,839
Patrick Industries, Inc. (a)	40	1,623
PGT, Inc. (a)	125	1,508
Quanex Building Products Corp.	97	1,830
Simpson Manufacturing Co., Inc.	99	3,760
Trex Co., Inc. (a)	78	3,047
Universal Forest Products, Inc.	51	3,704

Common Stocks	Shares	Value
Building Products (continued)
USG Corp. (a)	224	$5,280

		121,341
Capital Markets — 1.9%
Artisan Partners Asset Management, Inc., Class A	86	3,289
BGC Partners, Inc., Class A	439	3,797
Cohen & Steers, Inc.	51	1,560
Cowen Group, Inc., Class A (a)	297	1,250
Diamond Hill Investment Group, Inc.	8	1,600
E*Trade Financial Corp. (a)	689	19,643
Eaton Vance Corp.	282	10,183
Evercore Partners, Inc., Class A	80	4,320
Federated Investors, Inc., Class B	210	6,453
Financial Engines, Inc.	124	3,988
GAMCO Investors, Inc., Class A	23	1,327
Greenhill & Co., Inc.	73	1,885
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	99	1,783
HFF, Inc., Class A	98	3,383
INTL. FCStone, Inc. (a)	54	1,727
Investment Technology Group, Inc.	92	1,473
Janus Capital Group, Inc.	343	5,327
KCG Holdings, Inc., Class A (a)	149	1,861
Lazard Ltd., Class A	300	13,896
Legg Mason, Inc.	233	10,427
LPL Financial Holdings, Inc.	198	8,435
Marcus & Millichap, Inc. (a)	32	1,394
Moelis & Co., Class A	61	1,798
NorthStar Asset Management Group, Inc.	477	6,979
OM Asset Management PLC	86	1,305
Piper Jaffray Cos. (a)	42	1,494
Raymond James Financial, Inc.	297	16,368
Safeguard Scientifics, Inc. (a)	83	1,473
SEI Investments Co.	329	17,049
Stifel Financial Corp. (a)	155	6,887
Virtu Financial, Inc., Class A	71	1,718
Virtus Investment Partners, Inc.	17	1,990
Waddell & Reed Financial, Inc., Class A	204	7,536
Walter Investment Management Corp. (a)(b)	103	1,232
Westwood Holdings Group, Inc.	25	1,453
WisdomTree Investments, Inc.	272	5,231

		181,514
Chemicals — 2.4%
A. Schulman, Inc.	72	2,584
Albemarle Corp.	267	14,290
American Vanguard Corp.	131	1,757
Ashland, Inc.	158	17,336

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	47

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Chemicals (continued)
Axalta Coating Systems, Ltd. (a)	232	$6,410
Axiall Corp.	171	3,463
Balchem Corp.	75	5,122
Cabot Corp.	149	5,355
Calgon Carbon Corp.	132	2,270
Chemtura Corp. (a)	152	4,855
Cytec Industries, Inc.	170	12,651
Ferro Corp. (a)	185	2,311
Flotek Industries, Inc. (a)	136	2,462
Hawkins, Inc.	41	1,699
HB Fuller Co.	116	4,407
Huntsman Corp.	495	6,519
Innophos Holdings, Inc.	49	2,082
Innospec, Inc.	58	3,204
International Flavors & Fragrances, Inc.	189	21,935
Intrepid Potash, Inc. (a)	185	714
Koppers Holdings, Inc.	70	1,327
Kraton Performance Polymers, Inc. (a)	83	1,692
Landec Corp. (a)	115	1,415
LSB Industries, Inc. (a)	61	955
Minerals Technologies, Inc.	79	4,656
NewMarket Corp.	20	7,875
Olin Corp.	392	7,519
Platform Specialty Products Corp. (a)	322	3,362
PolyOne Corp.	207	6,922
Quaker Chemical Corp.	32	2,540
Rayonier Advanced Materials, Inc.	118	1,088
RPM International, Inc.	313	14,307
Scotts Miracle-Gro Co., Class A	107	7,079
Senomyx, Inc. (a)	201	995
Sensient Technologies Corp.	109	7,114
Stepan Co.	48	2,541
Tredegar Corp.	94	1,340
Trinseo SA (a)	48	1,558
Tronox Ltd., Class A	188	1,167
Valspar Corp.	189	15,300
WR Grace & Co. (a)	171	17,151

		229,329
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	131	3,720
ACCO Brands Corp. (a)	276	2,227
ADT Corp.	407	13,447
Brink’s Co.	118	3,656
Cintas Corp.	222	20,666
Clean Harbors, Inc. (a)	139	6,462
Copart, Inc. (a)	304	11,008
Covanta Holding Corp.	279	4,676
Deluxe Corp.	114	6,789
Encore Capital Group, Inc. (a)	70	2,849

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Ennis, Inc.	87	$1,743
Essendant, Inc.	97	3,353
G&K Services, Inc., Class A	45	2,962
Healthcare Services Group, Inc.	169	6,297
Herman Miller, Inc.	144	4,569
HNI Corp.	104	4,466
Interface, Inc.	158	3,089
Iron Mountain, Inc.	507	15,534
KAR Auction Services, Inc.	336	12,902
Kimball International, Inc., Class B	131	1,430
Knoll, Inc.	118	2,742
McGrath RentCorp	71	2,134
Mobile Mini, Inc.	112	3,835
MSA Safety, Inc.	72	3,131
Multi-Color Corp.	31	2,413
Pitney Bowes, Inc.	485	10,015
Quad/Graphics, Inc.	102	1,316
Rollins, Inc.	228	6,115
RR Donnelley & Sons Co.	523	8,823
Steelcase, Inc., Class A	200	3,882
Sykes Enterprises, Inc. (a)	102	2,958
Team, Inc. (a)	53	1,855
Tetra Tech, Inc.	147	3,954
U.S. Ecology, Inc.	55	2,157
UniFirst Corp.	33	3,467
Viad Corp.	62	1,867
Waste Connections, Inc.	295	16,072
West Corp.	115	2,738

		211,319
Communications Equipment — 1.1%
ADTRAN, Inc.	138	2,143
Applied Optoelectronics, Inc. (a)	67	1,382
Arista Networks, Inc. (a)	81	5,225
ARRIS Group, Inc. (a)	326	9,213
Brocade Communications Systems, Inc.	1,007	10,493
CalAmp Corp. (a)	94	1,782
Calix, Inc. (a)	192	1,342
Ciena Corp. (a)	294	7,097
CommScope Holding Co., Inc. (a)	250	8,108
Comtech Telecommunications Corp.	53	1,280
EchoStar Corp., Class A (a)	104	4,662
Finisar Corp. (a)	252	2,865
Harmonic, Inc. (a)	265	1,526
Infinera Corp. (a)	307	6,066
InterDigital, Inc.	84	4,262
Ixia (a)	155	2,234
Loral Space & Communications, Inc. (a)	34	1,520
Lumentum Holdings, Inc. (a)	119	1,706
NETGEAR, Inc. (a)	87	3,602

48	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Communications Equipment (continued)
Plantronics, Inc.	90	$4,826
Polycom, Inc. (a)	328	4,520
Ruckus Wireless, Inc. (a)	193	2,177
ShoreTel, Inc. (a)	200	1,888
Sonus Networks, Inc. (a)	196	1,296
Ubiquiti Networks, Inc.	76	2,218
ViaSat, Inc. (a)	99	6,530
Viavi Solutions, Inc. (a)	566	3,368

		103,331
Construction & Engineering — 0.8%
AECOM (a)	364	10,727
Aegion Corp. (a)	101	1,948
Argan, Inc.	39	1,441
Chicago Bridge & Iron Co. NV	231	10,365
Comfort Systems USA, Inc.	94	3,001
Dycom Industries, Inc. (a)	80	6,087
EMCOR Group, Inc.	144	6,952
Granite Construction, Inc.	98	3,218
Great Lakes Dredge & Dock Corp. (a)	266	1,064
Jacobs Engineering Group, Inc. (a)	303	12,163
KBR, Inc.	356	6,565
MasTec, Inc. (a)	165	2,767
MYR Group, Inc. (a)	58	1,305
Primoris Services Corp.	104	2,072
Quanta Services, Inc. (a)	492	9,894
Tutor Perini Corp. (a)	106	1,779

		81,348
Construction Materials — 0.4%
Eagle Materials, Inc.	122	8,056
Headwaters, Inc. (a)	181	3,720
Martin Marietta Materials, Inc.	159	24,669
Summit Materials, Inc., Class A (a)	69	1,453
US Concrete, Inc. (a)	38	2,107

		40,005
Consumer Discretionary — 0.0%
SP Plus Corp. (a)	62	1,581
Consumer Finance — 0.4%
Cash America International, Inc.	88	3,039
Credit Acceptance Corp. (a)(b)	21	3,971
Enova International, Inc. (a)	123	1,599
Ezcorp, Inc., Class A (a)	248	1,652
First Cash Financial Services, Inc. (a)	78	2,976
Green Dot Corp., Class A (a)	124	2,299
Nelnet, Inc., Class A	60	2,147
PRA Group, Inc. (a)	117	6,411
SLM Corp. (a)	1,055	7,448

Common Stocks	Shares	Value
Consumer Finance (continued)
Springleaf Holdings, Inc. (a)	128	$6,004

		37,546
Containers & Packaging — 2.0%
Aptargroup, Inc.	148	10,887
Avery Dennison Corp.	215	13,969
Ball Corp.	320	21,920
Bemis Co., Inc.	230	10,529
Berry Plastics Group, Inc. (a)	270	9,045
Crown Holdings, Inc. (a)	326	17,291
Graphic Packaging Holding Co.	791	11,201
Greif, Inc., Class A	77	2,524
Myers Industries, Inc.	103	1,608
Owens-Illinois, Inc. (a)	390	8,404
Packaging Corp. of America	233	15,949
Sealed Air Corp.	496	24,363
Silgan Holdings, Inc.	97	4,934
Sonoco Products Co.	242	10,331
WestRock Co.	617	33,170

		196,125
Distributors — 0.4%
Core-Mark Holding Co., Inc.	59	4,796
LKQ Corp. (a)	722	21,378
Pool Corp.	101	8,236

		34,410
Diversified Consumer Services — 0.8%
2U, Inc. (a)	62	1,301
American Public Education, Inc. (a)	69	1,499
Apollo Education Group, Inc. (a)	240	1,742
Ascent Capital Group, Inc., Class A (a)	55	1,198
Bright Horizons Family Solutions, Inc. (a)	85	5,442
Capella Education Co.	34	1,535
Carriage Services, Inc.	64	1,377
DeVry Education Group, Inc.	154	3,628
Grand Canyon Education, Inc. (a)	111	4,613
Hillenbrand, Inc.	152	4,510
Houghton Mifflin Harcourt Co. (a)	321	6,288
K12, Inc. (a)	101	981
LifeLock, Inc. (a)	250	3,502
Matthews International Corp., Class A	74	4,272
Regis Corp. (a)	127	2,098
Service Corp. International	492	13,904
ServiceMaster Global Holdings, Inc. (a)	244	8,698
Sotheby’s	144	4,990
Steiner Leisure Ltd. (a)	38	2,408
Strayer Education, Inc. (a)	30	1,588

		75,574

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	49

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Diversified Financial Services — 0.7%
CBOE Holdings, Inc.	199	$13,341
Equity Commonwealth (a)	319	9,158
MarketAxess Holdings, Inc.	84	8,510
MSCI, Inc.	268	17,956
NASDAQ, Inc.	272	15,746
Outerwall, Inc. (b)	43	2,580
PHH Corp. (a)	137	2,014

		69,305
Diversified Telecommunication Services — 0.6%
8x8, Inc. (a)	236	2,516
Atlantic Tele-Network, Inc.	25	1,911
Cogent Communications Group, Inc.	110	3,379
Consolidated Communications Holdings, Inc.	121	2,674
Fairpoint Communications, Inc. (a)	85	1,363
Frontier Communications Corp.	2,790	14,341
General Communication, Inc., Class A (a)	87	1,772
Globalstar, Inc. (a)	1,297	2,335
inContact, Inc. (a)	198	1,762
Inteliquent, Inc.	86	1,782
Iridium Communications, Inc. (a)	230	1,888
ORBCOMM, Inc. (a)	254	1,509
PDV Wireless, Inc. (a)	50	1,401
Premiere Global Services, Inc. (a)	137	1,874
Vonage Holdings Corp. (a)	454	2,756
Windstream Holdings, Inc. (b)	273	1,777
Zayo Group Holdings, Inc. (a)	346	9,179

		54,219
Electric Utilities — 1.5%
ALLETE, Inc.	118	5,925
Cleco Corp.	136	7,208
El Paso Electric Co.	105	4,060
Empire District Electric Co.	125	2,819
Great Plains Energy, Inc.	393	10,807
Hawaiian Electric Industries, Inc.	239	6,993
IDACORP, Inc.	115	7,688
ITC Holdings Corp.	385	12,597
MGE Energy, Inc.	88	3,632
OGE Energy Corp.	494	14,084
Otter Tail Corp.	102	2,799
Pepco Holdings, Inc.	609	16,218
Pinnacle West Capital Corp.	266	16,894
Portland General Electric Co.	178	6,600
UIL Holdings Corp.	130	6,629
Unitil Corp.	51	1,809

Common Stocks	Shares	Value
Electric Utilities (continued)
Westar Energy, Inc.	328	$13,021

		139,783
Electrical Equipment — 0.9%
Acuity Brands, Inc.	102	22,297
AZZ, Inc.	59	3,264
Babcock & Wilcox Enterprises, Inc. (a)	134	2,275
Belden, Inc.	101	6,467
Brady Corp., Class A	119	2,707
Encore Wire Corp.	55	2,352
EnerSys	102	6,221
Franklin Electric Co., Inc.	115	3,790
Generac Holdings, Inc. (a)	161	5,081
General Cable Corp.	136	2,093
Hubbell, Inc., Class B	135	13,075
II-VI, Inc. (a)	131	2,374
Plug Power, Inc. (a)	638	1,538
PowerSecure International, Inc. (a)	112	1,396
Regal-Beloit Corp.	110	7,017
SolarCity Corp. (a)(b)	144	4,270
Thermon Group Holdings, Inc. (a)	82	1,649

		87,866
Electronic Equipment, Instruments & Components — 2.4%
Anixter International, Inc. (a)	68	4,663
Arrow Electronics, Inc. (a)	228	12,538
Avnet, Inc.	325	14,765
AVX Corp.	114	1,539
Badger Meter, Inc.	37	2,241
Benchmark Electronics, Inc. (a)	130	2,571
CDW Corp.	316	14,122
Checkpoint Systems, Inc.	182	1,361
Cognex Corp.	203	7,633
Coherent, Inc. (a)	57	3,089
CTS Corp.	90	1,636
Daktronics, Inc.	128	1,242
Dolby Laboratories, Inc., Class A	119	4,126
DTS, Inc. (a)	56	1,667
Fabrinet (a)	91	1,972
FARO Technologies, Inc. (a)	46	1,554
FEI Co.	96	6,930
FLIR Systems, Inc.	338	9,015
GSI Group, Inc. (a)	110	1,486
Ingram Micro, Inc., Class A	380	11,316
Insight Enterprises, Inc. (a)	99	2,515
InvenSense, Inc. (a)	202	2,408
IPG Photonics Corp. (a)	83	6,858
Itron, Inc. (a)	99	3,636
Jabil Circuit, Inc.	469	10,778
Keysight Technologies, Inc. (a)	404	13,364
Kimball Electronics, Inc. (a)	128	1,458
Knowles Corp. (a)	218	3,632

50	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	52	$5,196
Mercury Systems, Inc. (a)	98	1,682
Methode Electronics, Inc.	95	3,166
MTS Systems Corp.	37	2,443
National Instruments Corp.	280	8,532
Newport Corp. (a)	109	1,647
OSI Systems, Inc. (a)	47	4,050
Park Electrochemical Corp.	83	1,356
Plexus Corp. (a)	82	2,839
RealD, Inc. (a)	152	1,546
Rofin-Sinar Technologies, Inc. (a)	73	2,114
Rogers Corp. (a)	46	2,140
Sanmina Corp. (a)	199	4,113
ScanSource, Inc. (a)	72	2,485
SYNNEX Corp.	67	5,926
Tech Data Corp. (a)	87	6,333
Trimble Navigation Ltd. (a)	623	14,173
TTM Technologies, Inc. (a)	197	1,438
Universal Display Corp. (a)	95	3,259
Vishay Intertechnology, Inc.	326	3,456

		228,009
Energy Equipment & Services — 1.1%
Archrock, Inc.	171	3,718
Atwood Oceanics, Inc.	155	2,565
Bristow Group, Inc.	82	2,848
C&J Energy Services Ltd. (a)	203	1,013
CARBO Ceramics, Inc.	53	929
Diamond Offshore Drilling, Inc.	153	3,042
Dril-Quip, Inc. (a)	91	5,602
Ensco PLC, Class A	565	9,396
Era Group, Inc. (a)	82	1,141
Fairmount Santrol Holdings, Inc. (a)	269	718
Forum Energy Technologies, Inc. (a)	152	2,014
Frank’s International NV	94	1,613
Helix Energy Solutions Group, Inc. (a)	275	1,590
Hornbeck Offshore Services, Inc. (a)	85	1,148
Matrix Service Co. (a)	76	1,725
McDermott International, Inc. (a)	613	2,826
Nabors Industries Ltd.	796	7,992
Newpark Resources, Inc. (a)	226	1,279
Noble Corp. PLC	577	7,772
Oceaneering International, Inc.	237	9,959
Oil States International, Inc. (a)	126	3,781
Parker Drilling Co. (a)	568	1,625
Patterson-UTI Energy, Inc.	352	5,241
PHI, Inc. (a)	53	1,009
RigNet, Inc. (a)	51	1,530
Rowan Cos. PLC, Class A	299	5,884

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
RPC, Inc.	133	$1,467
SEACOR Holdings, Inc. (a)	43	2,512
Seadrill Ltd. (a)(b)	871	5,635
Superior Energy Services, Inc.	362	5,126
Tesco Corp.	166	1,328
TETRA Technologies, Inc. (a)	241	1,624
Tidewater, Inc.	125	1,544
Unit Corp. (a)	143	1,803

		108,999
Food & Staples Retailing — 0.7%
The Andersons, Inc.	75	2,655
Casey’s General Stores, Inc.	87	9,241
Diplomat Pharmacy, Inc. (a)	87	2,446
Fresh Market, Inc. (a)	104	2,592
Ingles Markets, Inc., Class A	35	1,748
Pricesmart, Inc.	42	3,611
Rite Aid Corp. (a)	2,343	18,463
Smart & Final Stores, Inc. (a)	91	1,341
SpartanNash Co.	99	2,762
Sprouts Farmers Market, Inc. (a)	381	7,765
Supervalu, Inc. (a)	636	4,178
United Natural Foods, Inc. (a)	123	6,205
Weis Markets, Inc.	35	1,440

		64,447
Food Products — 1.4%
B&G Foods, Inc.	140	5,081
Boulder Brands, Inc. (a)	176	1,559
Cal-Maine Foods, Inc.	73	3,902
Calavo Growers, Inc.	41	2,108
Darling International, Inc. (a)	409	4,139
Dean Foods Co.	239	4,328
Diamond Foods, Inc. (a)	72	2,853
Flowers Foods, Inc.	429	11,583
Fresh Del Monte Produce, Inc.	82	3,742
Hain Celestial Group, Inc. (a)	245	12,213
Ingredion, Inc.	171	16,255
J&J Snack Foods Corp.	35	4,298
John B Sanfilippo & Son, Inc.	30	1,942
Lancaster Colony Corp.	43	4,890
Omega Protein Corp. (a)	88	1,602
Pilgrim’s Pride Corp.	159	3,019
Pinnacle Foods, Inc.	280	12,342
Post Holdings, Inc. (a)	133	8,548
Sanderson Farms, Inc.	54	3,753
Snyders-Lance, Inc.	118	4,194
Tootsie Roll Industries, Inc.	49	1,555
TreeHouse Foods, Inc. (a)	101	8,650
WhiteWave Foods Co. (a)	418	17,130

		139,686

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	51

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Gas Utilities — 1.2%
AGL Resources, Inc.	281	$17,563
Atmos Energy Corp.	238	14,994
Chesapeake Utilities Corp.	39	2,036
Laclede Group, Inc.	92	5,388
National Fuel Gas Co.	207	10,874
New Jersey Resources Corp.	190	6,019
Northwest Natural Gas Co.	63	3,010
ONE Gas, Inc.	118	5,763
Piedmont Natural Gas Co., Inc.	169	9,685
Questar Corp.	427	8,818
South Jersey Industries, Inc.	162	4,295
Southwest Gas Corp.	100	6,146
UGI Corp.	408	14,961
WGL Holdings, Inc.	106	6,596

		116,148
Health Care Equipment & Supplies — 3.2%
Abaxis, Inc.	59	2,962
ABIOMED, Inc. (a)	99	7,292
Accuray, Inc. (a)	242	1,621
Alere, Inc. (a)	202	9,316
Align Technology, Inc. (a)	196	12,830
Analogic Corp.	33	2,891
AngioDynamics, Inc. (a)	101	1,271
Anika Therapeutics, Inc. (a)	43	1,656
AtriCure, Inc. (a)	78	1,445
Atrion Corp.	4	1,476
Cantel Medical Corp.	82	4,861
Cardiovascular Systems, Inc. (a)	88	1,206
Cerus Corp. (a)	301	1,436
CONMED Corp.	67	2,717
Cooper Cos., Inc.	114	17,369
Cynosure, Inc., Class A (a)	60	2,258
DENTSPLY International, Inc.	333	20,263
DexCom, Inc. (a)	191	15,914
Endologix, Inc. (a)	185	1,580
GenMark Diagnostics, Inc. (a)	161	1,024
Globus Medical, Inc., Class A (a)	167	3,732
Greatbatch, Inc. (a)	64	3,421
Haemonetics Corp. (a)	124	4,189
Halyard Health, Inc. (a)	115	3,413
HeartWare International, Inc. (a)	44	1,900
Hill-Rom Holdings, Inc.	132	6,955
Hologic, Inc. (a)	585	22,733
ICU Medical, Inc. (a)	34	3,739
IDEXX Laboratories, Inc. (a)	224	15,371
Inogen, Inc. (a)	41	1,752
Insulet Corp. (a)	143	4,276
Integra LifeSciences Holdings Corp. (a)	61	3,634
Invacare Corp.	101	1,745
InVivo Therapeutics Holdings Corp. (a)	122	886

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
K2M Group Holdings, Inc. (a)	73	$1,332
LDR Holding Corp. (a)	60	1,518
LivaNova PLC (a)	64	4,242
Masimo Corp. (a)	105	4,166
Meridian Bioscience, Inc.	123	2,338
Merit Medical Systems, Inc. (a)	111	2,058
Natus Medical, Inc. (a)	81	3,688
Neogen Corp. (a)	92	4,973
Nevro Corp. (a)	45	1,835
NuVasive, Inc. (a)	116	5,471
NxStage Medical, Inc. (a)	167	2,791
OraSure Technologies, Inc. (a)	268	1,394
Orthofix International NV (a)	55	1,873
Quidel Corp. (a)	83	1,595
ResMed, Inc.	336	19,357
Rockwell Medical, Inc. (a)	139	1,610
RTI Surgical, Inc. (a)	228	959
Sirona Dental Systems, Inc. (a)	133	14,514
Spectranetics Corp. (a)	119	1,454
STERIS Corp.	138	10,343
Teleflex, Inc.	99	13,167
Vascular Solutions, Inc. (a)	49	1,574
West Pharmaceutical Services, Inc.	166	9,962
Wright Medical Group NV (a)	242	4,678
Zeltiq Aesthetics, Inc. (a)	82	2,767

		308,793
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (a)	128	7,860
Adeptus Health, Inc., Class A (a)	16	1,038
Air Methods Corp. (a)	100	4,093
Almost Family, Inc. (a)	31	1,283
Amedisys, Inc. (a)	74	2,929
AMN Healthcare Services, Inc. (a)	121	3,433
Amsurg Corp. (a)	117	8,201
BioTelemetry, Inc. (a)	127	1,654
Brookdale Senior Living, Inc. (a)	454	9,493
Capital Senior Living Corp. (a)	95	2,149
Centene Corp. (a)	282	16,773
Chemed Corp.	41	6,449
Civitas Solutions, Inc. (a)	61	1,570
Community Health Systems, Inc. (a)	285	7,991
Cross Country Healthcare, Inc. (a)	109	1,472
Ensign Group, Inc.	68	2,867
Envision Healthcare Holdings, Inc. (a)	449	12,662
ExamWorks Group, Inc. (a)	109	3,078
Genesis Healthcare, Inc. (a)	201	997
Hanger, Inc. (a)	102	1,471
Health Net, Inc. (a)	188	12,081
HealthEquity, Inc. (a)	94	3,075
HealthSouth Corp.	228	7,941

52	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Healthways, Inc. (a)	120	$1,412
HMS Holdings Corp. (a)	236	2,485
IPC The Hospitalist Co., Inc. (a)	47	3,690
Kindred Healthcare, Inc.	218	2,921
Landauer, Inc.	39	1,540
LHC Group, Inc. (a)	40	1,803
LifePoint Hospitals, Inc. (a)	107	7,370
Magellan Health Services, Inc. (a)	72	3,845
MEDNAX, Inc. (a)	226	15,926
Molina Healthcare, Inc. (a)	95	5,890
National Healthcare Corp.	34	2,220
Owens & Minor, Inc.	154	5,521
Patterson Cos., Inc.	209	9,907
PharMerica Corp. (a)	83	2,371
Premier, Inc., Class A (a)	103	3,482
Providence Service Corp. (a)	39	2,014
RadNet, Inc. (a)	196	1,296
Select Medical Holdings Corp.	271	3,062
Surgical Care Affiliates, Inc. (a)	61	1,806
Team Health Holdings, Inc. (a)	172	10,263
Tenet Healthcare Corp. (a)	241	7,560
Triple-S Management Corp., Class B (a)	75	1,544
U.S. Physical Therapy, Inc.	39	1,913
Universal American Corp.	210	1,567
VCA, Inc. (a)	203	11,118
WellCare Health Plans, Inc. (a)	105	9,303

		242,389
Health Care Technology — 0.4%
Athenahealth, Inc. (a)	93	14,178
Computer Programs & Systems, Inc.	35	1,330
HealthStream, Inc. (a)	66	1,571
Inovalon Holdings, Inc. (a)	72	1,660
MedAssets, Inc. (a)	155	3,670
Medidata Solutions, Inc. (a)	132	5,676
Omnicell, Inc. (a)	88	2,394
Press Ganey Holdings, Inc. (a)	47	1,473
Quality Systems, Inc.	141	1,981
Veeva Systems, Inc., Class A (a)	178	4,516

		38,449
Hotels, Restaurants & Leisure — 2.3%
ARAMARK	465	14,113
Belmond Ltd., Class A (a)	277	2,975
Biglari Holdings, Inc. (a)	4	1,537
BJ’s Restaurants, Inc. (a)	54	2,318
Bloomin’ Brands, Inc.	298	5,057
Bob Evans Farms, Inc.	57	2,466
Boyd Gaming Corp. (a)	205	4,098
Brinker International, Inc.	140	6,371
Buffalo Wild Wings, Inc. (a)	45	6,942

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Caesars Acquisition Co., Class A (a)	208	$1,523
Caesars Entertainment Corp. (a)	192	1,546
Carrols Restaurant Group, Inc. (a)	122	1,435
Cheesecake Factory, Inc.	113	5,447
Choice Hotels International, Inc.	88	4,603
Churchill Downs, Inc.	32	4,699
Chuy’s Holdings, Inc. (a)	51	1,388
ClubCorp Holdings, Inc.	107	2,187
Cracker Barrel Old Country Store, Inc. (b)	43	5,911
Dave & Buster’s Entertainment, Inc. (a)	60	2,315
Del Frisco’s Restaurant Group, Inc. (a)	98	1,320
Denny’s Corp. (a)	218	2,389
Diamond Resorts International, Inc. (a)	108	3,071
DineEquity, Inc.	40	3,338
Domino’s Pizza, Inc.	132	14,080
Dunkin’ Brands Group, Inc.	233	9,649
Eldorado Resorts, Inc. (a)	162	1,604
Extended Stay America, Inc.	180	3,456
Fiesta Restaurant Group, Inc. (a)	67	2,369
International Game Technology PLC	217	3,520
International Speedway Corp., Class A	69	2,394
Interval Leisure Group, Inc.	98	1,730
Isle of Capri Casinos, Inc. (a)	80	1,530
Jack in the Box, Inc.	85	6,335
Krispy Kreme Doughnuts, Inc. (a)	163	2,231
La Quinta Holdings, Inc. (a)	239	3,621
Marcus Corp.	76	1,572
Marriott Vacations Worldwide Corp.	63	4,057
Panera Bread Co., Class A (a)	61	10,820
Papa John’s International, Inc.	67	4,701
Penn National Gaming, Inc. (a)	212	3,786
Popeyes Louisiana Kitchen, Inc. (a)	57	3,217
Red Robin Gourmet Burgers, Inc. (a)	35	2,621
Ruby Tuesday, Inc. (a)	220	1,151
Ruth’s Hospitality Group, Inc.	104	1,613
Ryman Hospitality Properties, Inc.	99	5,207
Scientific Games Corp., Class A (a)	137	1,519
SeaWorld Entertainment, Inc.	168	3,348
Shake Shack, Inc., Class A (a)	23	1,048
Six Flags Entertainment Corp.	171	8,899
Sonic Corp.	127	3,625
Texas Roadhouse, Inc.	163	5,599
Vail Resorts, Inc.	84	9,590
Wendy’s Co.	513	4,699
Zoe’s Kitchen, Inc. (a)	51	1,756

		218,396

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	53

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Household Durables — 2.3%
Bassett Furniture Industries, Inc.	50	$1,598
Beazer Homes USA, Inc. (a)	89	1,267
CalAtlantic Group, Inc. (a)	182	6,932
Cavco Industries, Inc. (a)	25	2,465
Century Communities, Inc. (a)	71	1,355
D.R. Horton, Inc.	775	22,816
Ethan Allen Interiors, Inc.	65	1,769
GoPro, Inc., Class A (a)(b)	212	5,300
Harman International Industries, Inc.	170	18,693
Helen of Troy Ltd. (a)	68	6,746
Installed Building Products, Inc. (a)	52	1,152
iRobot Corp. (a)	78	2,341
Jarden Corp. (a)	500	22,400
KB Home	195	2,555
La-Z-Boy, Inc.	125	3,569
Leggett & Platt, Inc.	325	14,635
Lennar Corp., Class A	426	21,330
LGI Homes, Inc. (a)	60	1,682
Libbey, Inc.	61	2,052
M/I Homes, Inc. (a)	69	1,584
MDC Holdings, Inc.	96	2,495
Meritage Homes Corp. (a)	94	3,314
NVR, Inc. (a)	9	14,740
PulteGroup, Inc.	867	15,892
Taylor Morrison Home Corp., Class A (a)	93	1,714
Tempur Sealy International, Inc. (a)	146	11,365
Toll Brothers, Inc. (a)	417	14,999
TRI Pointe Homes, Inc. (a)	392	5,088
Tupperware Brands Corp.	121	7,123
Universal Electronics, Inc. (a)	41	1,950
WCI Communities, Inc. (a)	62	1,481
William Lyon Homes, Class A (a)	60	1,280

		223,682
Household Products — 0.2%
Central Garden and Pet Co., Class A (a)	142	2,397
HRG Group, Inc. (a)	206	2,771
Spectrum Brands Holdings, Inc.	65	6,230
WD-40 Co.	39	3,728

		15,126
Independent Power and Renewable Electricity Producers — 0.2%
Abengoa Yield PLC	133	2,464
Dynegy, Inc. (a)	318	6,179
NRG Yield, Inc., Class A	138	1,895
NRG Yield, Inc., Class C	128	1,848

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies, Inc.	95	$3,583
Pattern Energy Group, Inc.	150	3,508
Talen Energy Corp. (a)	214	1,858
TerraForm Power, Inc., Class A (a)	143	2,610

		23,945
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	243	6,877
Carlisle Cos., Inc.	152	13,224
Raven Industries, Inc.	103	1,876
Seaboard Corp. (a)	1	3,368
Standex International Corp.	31	2,781

		28,126
Insurance — 4.3%
Alleghany Corp. (a)	39	19,355
Allied World Assurance Co. Holdings AG	227	8,254
American Equity Investment Life Holding Co.	183	4,699
American Financial Group, Inc.	169	12,200
American National Insurance Co.	16	1,652
AMERISAFE, Inc.	57	3,120
AmTrust Financial Services, Inc.	97	6,617
Arch Capital Group Ltd. (a)	287	21,493
Argo Group International Holdings Ltd.	75	4,689
Arthur J Gallagher & Co.	408	17,842
Aspen Insurance Holdings Ltd.	150	7,292
Assurant, Inc.	166	13,534
Assured Guaranty Ltd.	360	9,878
Axis Capital Holdings Ltd.	236	12,744
Brown & Brown, Inc.	293	9,455
CNO Financial Group, Inc.	464	8,913
Endurance Specialty Holdings Ltd.	146	9,217
Enstar Group Ltd. (a)	22	3,472
Erie Indemnity Co., Class A	62	5,423
Everest Re Group Ltd.	101	17,975
FBL Financial Group, Inc., Class A	26	1,635
Federated National Holding Co.	61	1,878
First American Financial Corp.	259	9,876
Genworth Financial, Inc., Class A (a)	1,296	6,065
Global Indemnity PLC (a)	60	1,705
Greenlight Capital Re Ltd. (a)	93	2,042
Hanover Insurance Group, Inc.	107	9,015
HCI Group, Inc.	35	1,526
Heritage Insurance Holdings, Inc. (a)	79	1,748
Hilltop Holdings, Inc. (a)	188	3,942
Horace Mann Educators Corp.	106	3,629
James River Group Holdings Ltd.	55	1,619
Kemper Corp.	109	3,894

54	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Insurance (continued)
Maiden Holdings Ltd.	148	$2,301
MBIA, Inc. (a)	412	3,094
Mercury General Corp.	28	1,512
National General Holdings Corp.	107	2,109
National Western Life Group, Inc.	7	1,806
Navigators Group, Inc. (a)	33	2,817
Old Republic International Corp.	671	12,105
OneBeacon Insurance Group Ltd.	135	1,943
PartnerRe Ltd.	110	15,290
Primerica, Inc.	120	5,716
ProAssurance Corp.	135	7,150
Reinsurance Group of America, Inc.	157	14,168
RenaissanceRe Holdings Ltd.	107	11,730
Safety Insurance Group, Inc.	53	3,071
StanCorp Financial Group, Inc.	101	11,587
State Auto Financial Corp.	64	1,526
State National Cos., Inc.	144	1,300
Stewart Information Services Corp.	66	2,651
Symetra Financial Corp.	175	5,553
Third Point Reinsurance Ltd. (a)	242	3,308
Torchmark Corp.	300	17,403
United Fire Group, Inc.	65	2,417
Universal Insurance Holdings, Inc.	86	2,713
Validus Holdings Ltd.	199	8,816
W.R. Berkley Corp.	241	13,455
White Mountains Insurance Group Ltd.	14	11,060

		412,999
Internet & Catalog Retail — 0.6%
Blue Nile, Inc. (a)	46	1,569
Etsy, Inc. (a)	89	970
FTD Cos., Inc. (a)	53	1,501
Groupon, Inc. (a)	1,254	4,652
HomeAway, Inc. (a)	229	7,227
HSN, Inc.	70	4,329
Lands’ End, Inc. (a)(b)	64	1,580
Liberty TripAdvisor Holdings, Inc., Series A (a)	181	5,645
Liberty Ventures, Series A (a)	338	14,727
Nutrisystem, Inc.	73	1,688
PetMed Express, Inc.	90	1,514
RetailMeNot, Inc. (a)	164	1,442
Shutterfly, Inc. (a)	93	3,879
Travelport Worldwide Ltd.	255	3,455
Wayfair, Inc., Class A (a)(b)	52	2,198

		56,376
Internet Software & Services — 1.4%
Bankrate, Inc. (a)	185	2,196
Blucora, Inc. (a)	119	1,166
Chegg, Inc. (a)	219	1,511

Common Stocks	Shares	Value
Internet Software & Services (continued)
Cimpress NV (a)	79	$6,233
ComScore, Inc. (a)	83	3,551
Constant Contact, Inc. (a)	86	2,245
Cornerstone OnDemand, Inc. (a)	133	4,190
Cvent, Inc. (a)	64	2,023
Demandware, Inc. (a)	81	4,593
DHI Group, Inc. (a)	179	1,620
EarthLink Holdings Corp.	269	2,300
Endurance International Group Holdings, Inc. (a)	143	1,906
Envestnet, Inc. (a)	92	2,747
Global Eagle Entertainment, Inc. (a)	133	1,772
GoDaddy, Inc., Class A (a)	63	1,731
Gogo, Inc. (a)	145	2,049
GrubHub, Inc. (a)	181	4,340
GTT Communications, Inc. (a)	63	1,179
IAC/InterActiveCorp	175	11,727
Internap Corp. (a)	176	1,190
IntraLinks Holdings, Inc. (a)	129	1,129
j2 Global, Inc.	111	8,608
LendingClub Corp. (a)	173	2,453
LivePerson, Inc. (a)	170	1,326
LogMeIn, Inc. (a)	60	4,042
Marketo, Inc. (a)	90	2,649
Monster Worldwide, Inc. (a)	254	1,593
NIC, Inc.	166	3,149
Pandora Media, Inc. (a)	509	5,859
Perficient, Inc. (a)	99	1,655
Q2 Holdings, Inc. (a)	56	1,380
Quotient Technology, Inc. (a)	174	964
Rackspace Hosting, Inc. (a)	297	7,677
SciQuest, Inc. (a)	124	1,471
Shutterstock, Inc. (a)	54	1,538
SPS Commerce, Inc. (a)	42	3,016
Stamps.com, Inc. (a)	35	2,646
Textura Corp. (a)	58	1,703
Web.com Group, Inc. (a)	110	2,582
WebMD Health Corp. (a)	91	3,700
Wix.com Ltd. (a)	69	1,526
XO Group, Inc. (a)	96	1,452
Xoom Corp. (a)	85	2,120
Yelp, Inc. (a)	161	3,582
Zillow Group, Inc., Class A (a)(b)	108	3,327
Zillow Group, Inc., Class C (a)(b)	216	5,981

		137,397
IT Services — 3.0%
Acxiom Corp. (a)	196	4,335
Black Knight Financial Services, Inc., Class A Class A (a)	54	1,946
Blackhawk Network Holdings, Inc. (a)	131	5,578

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	55

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
IT Services (continued)
Booz Allen Hamilton Holding Corp.	236	$6,953
Broadridge Financial Solutions, Inc.	286	17,040
CACI International, Inc., Class A (a)	57	5,531
Cardtronics, Inc. (a)	109	3,760
Cass Information Systems, Inc.	31	1,617
Convergys Corp.	234	6,007
CoreLogic, Inc. (a)	211	8,225
CSG Systems International, Inc.	83	2,782
DST Systems, Inc.	88	10,749
EPAM Systems, Inc. (a)	116	8,973
Euronet Worldwide, Inc. (a)	122	9,789
EVERTEC, Inc.	178	3,247
ExlService Holdings, Inc. (a)	83	3,674
Gartner, Inc. (a)	197	17,862
Genpact Ltd. (a)	371	9,193
Global Payments, Inc.	160	21,826
Hackett Group, Inc.	105	1,562
Heartland Payment Systems, Inc.	87	6,438
Jack Henry & Associates, Inc.	196	15,159
Leidos Holdings, Inc.	160	8,411
Lionbridge Technologies, Inc. (a)	250	1,347
Luxoft Holding, Inc. (a)	46	3,065
Mantech International Corp., Class A	68	1,965
MAXIMUS, Inc.	153	10,435
Sabre Corp.	275	8,063
Science Applications International Corp.	109	4,999
ServiceSource International, Inc. (a)	276	1,179
Syntel, Inc. (a)	74	3,481
TeleTech Holdings, Inc.	54	1,571
Teradata Corp. (a)	343	9,642
Total System Services, Inc.	393	20,613
Unisys Corp. (a)	130	1,742
Vantiv, Inc., Class A (a)	343	17,201
VeriFone Systems, Inc. (a)	278	8,379
Virtusa Corp. (a)	73	4,192
WEX, Inc. (a)	90	8,092

		286,623
Leisure Products — 0.5%
Arctic Cat, Inc.	51	1,048
Brunswick Corp.	222	11,946
Callaway Golf Co.	227	2,259
Malibu Boats, Inc. (a)	80	1,137
Nautilus, Inc. (a)	88	1,499
Performance Sports Group Ltd. (a)	125	1,435
Polaris Industries, Inc.	158	17,750
Smith & Wesson Holding Corp. (a)	132	2,357
Sturm Ruger & Co., Inc.	46	2,619

Common Stocks	Shares	Value
Leisure Products (continued)
Vista Outdoor, Inc. (a)	152	$6,797

		48,847
Life Sciences Tools & Services — 1.2%
Accelerate Diagnostics, Inc. (a)	74	1,241
Affymetrix, Inc. (a)	213	1,960
Albany Molecular Research, Inc. (a)	76	1,371
Bio-Rad Laboratories, Inc., Class A (a)	51	7,114
Bio-Techne Corp.	93	8,203
Bruker Corp. (a)	266	4,886
Cambrex Corp. (a)	75	3,448
Charles River Laboratories International, Inc. (a)	111	7,242
Fluidigm Corp. (a)	115	1,243
INC Research Holdings, Inc., Class A (a)	37	1,543
Luminex Corp. (a)	121	2,202
Mettler-Toledo International, Inc. (a)	65	20,214
NeoGenomics, Inc. (a)	243	1,713
PAREXEL International Corp. (a)	129	8,143
PerkinElmer, Inc.	271	13,994
PRA Health Sciences, Inc. (a)	54	1,892
QIAGEN NV (a)	545	13,173
Quintiles Transnational Holdings, Inc. (a)	193	12,284
VWR Corp. (a)	69	1,898

		113,764
Machinery — 3.5%
Actuant Corp., Class A	145	3,306
AGCO Corp.	176	8,517
Alamo Group, Inc.	30	1,408
Albany International Corp., Class A	73	2,743
Altra Industrial Motion Corp.	73	1,932
American Railcar Industries, Inc.	36	2,078
Astec Industries, Inc.	41	1,332
Barnes Group, Inc.	127	4,774
Blount International, Inc. (a)	204	1,238
Briggs & Stratton Corp.	118	2,097
Chart Industries, Inc. (a)	81	1,392
CIRCOR International, Inc.	46	2,112
CLARCOR, Inc.	113	5,634
Colfax Corp. (a)	243	6,551
Columbus McKinnon Corp.	67	1,252
Crane Co.	119	6,264
Donaldson Co., Inc.	329	9,936
Douglas Dynamics, Inc.	68	1,492
EnPro Industries, Inc.	57	2,799
ESCO Technologies, Inc.	64	2,374
Federal Signal Corp.	145	2,184

56	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Machinery (continued)
Global Brass & Copper Holdings, Inc.	84	$1,889
Gorman-Rupp Co.	62	1,773
Graco, Inc.	141	10,349
Greenbrier Cos., Inc.	62	2,358
Harsco Corp.	209	2,243
Hyster-Yale Materials Handling, Inc.	26	1,521
IDEX Corp.	184	14,124
ITT Corp.	219	8,668
John Bean Technologies Corp.	68	3,050
Joy Global, Inc.	230	3,951
Kadant, Inc.	33	1,357
Kennametal, Inc.	190	5,343
Lincoln Electric Holdings, Inc.	180	10,766
Lindsay Corp.	28	1,898
Lydall, Inc. (a)	52	1,780
Manitowoc Co., Inc.	326	4,988
Meritor, Inc. (a)	234	2,544
Middleby Corp. (a)	135	15,787
Mueller Industries, Inc.	127	4,003
Mueller Water Products, Inc., Series A	389	3,423
Navistar International Corp. (a)	136	1,673
NN, Inc.	72	994
Nordson Corp.	146	10,401
Oshkosh Corp.	187	7,684
Proto Labs, Inc. (a)	55	3,566
RBC Bearings, Inc. (a)	54	3,693
Rexnord Corp. (a)	245	4,528
Snap-on, Inc.	135	22,395
SPX Corp.	96	1,176
SPX FLOW, Inc. (a)	96	3,254
Sun Hydraulics Corp.	60	1,757
Tennant Co.	40	2,317
Terex Corp.	249	4,995
Timken Co.	182	5,751
Titan International, Inc.	157	1,115
Toro Co.	134	10,086
TriMas Corp. (a)	115	2,301
Trinity Industries, Inc.	369	9,989
Valmont Industries, Inc.	52	5,639
Wabash National Corp. (a)	181	2,167
WABCO Holdings, Inc. (a)	130	14,590
Wabtec Corp.	226	18,729
Watts Water Technologies, Inc., Class A	66	3,593
Woodward, Inc.	152	6,916
Xylem, Inc.	433	15,765

		338,304
Marine — 0.2%
Kirby Corp. (a)	136	8,879

Common Stocks	Shares	Value
Marine (continued)
Matson, Inc.	101	$4,629
Scorpio Bulkers, Inc. (a)	973	1,362

		14,870
Media — 2.3%
AMC Entertainment Holdings, Inc., Class A	57	1,560
AMC Networks, Inc., Class A (a)	144	10,640
Cable One, Inc. (a)	9	3,901
Cablevision Systems Corp., New York Group, Class A	482	15,708
Carmike Cinemas, Inc. (a)	67	1,716
Cinemark Holdings, Inc.	274	9,711
Clear Channel Outdoor Holdings, Inc., Class A (a)	173	1,294
DreamWorks Animation SKG, Inc., Class A (a)	185	3,744
Entravision Communications Corp., Class A	194	1,699
Eros International PLC (a)	68	760
EW Scripps Co.	151	3,331
Gannett Co., Inc.	283	4,477
Graham Holdings Co., Class B	8	4,420
Gray Television, Inc. (a)	159	2,527
IMAX Corp. (a)	142	5,451
Interpublic Group of Cos., Inc.	981	22,494
John Wiley & Sons, Inc., Class A	118	6,175
Liberty Broadband Corp., Class A (a)	69	3,765
Liberty Broadband Corp., Class C (a)	159	8,549
Lions Gate Entertainment Corp.	214	8,340
Live Nation Entertainment, Inc. (a)	354	9,657
The Madison Square Garden Co., Class A (a)	48	8,568
MDC Partners, Inc., Class A	117	2,431
Media General, Inc. (a)	249	3,700
Meredith Corp.	87	4,091
Morningstar, Inc.	41	3,367
MSG Networks, Inc., Class A (a)	145	2,975
National CineMedia, Inc.	159	2,258
New Media Investment Group, Inc.	125	2,012
New York Times Co., Class A	336	4,462
Nexstar Broadcasting Group, Inc., Class A	76	4,045
Regal Entertainment Group, Class A	181	3,508
Rentrak Corp. (a)	34	1,876
Scholastic Corp.	65	2,657
Sinclair Broadcast Group, Inc., Class A	159	4,772
Starz, Class A (a)	200	6,702
TEGNA, Inc.	539	14,575

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	57

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Media (continued)
Time, Inc.	262	$4,868
Tribune Media Co., Class A	197	7,945
Tribune Publishing Co.	123	1,161
World Wrestling Entertainment, Inc.	77	1,373

		217,265
Metals & Mining — 0.8%
AK Steel Holding Corp. (a)	509	1,471
Allegheny Technologies, Inc.	265	3,895
Carpenter Technology Corp.	119	3,964
Century Aluminum Co. (a)	241	872
Cliffs Natural Resources, Inc.	463	1,278
Coeur Mining, Inc. (a)	383	1,034
Commercial Metals Co.	273	3,923
Compass Minerals International, Inc.	74	6,012
Globe Specialty Metals, Inc.	161	2,032
Haynes International, Inc.	36	1,420
Hecla Mining Co.	912	1,888
Horsehead Holding Corp. (a)	168	477
Kaiser Aluminum Corp.	39	3,170
Materion Corp.	54	1,628
Reliance Steel & Aluminum Co.	177	10,613
Royal Gold, Inc.	152	7,272
Schnitzer Steel Industries, Inc., Class A	94	1,585
Steel Dynamics, Inc.	578	10,676
Stillwater Mining Co. (a)	303	2,830
SunCoke Energy, Inc.	171	848
Tahoe Resources, Inc.	395	3,298
TimkenSteel Corp.	108	1,149
U.S. Silica Holdings, Inc.	132	2,384
United States Steel Corp. (b)	356	4,158
Worthington Industries, Inc.	114	3,500

		81,377
Multi-Utilities — 1.1%
Alliant Energy Corp.	271	15,994
Avista Corp.	149	5,044
Black Hills Corp.	111	5,082
CMS Energy Corp.	648	23,373
MDU Resources Group, Inc.	494	9,317
NorthWestern Corp.	107	5,798
SCANA Corp.	337	19,957
TECO Energy, Inc.	572	15,444
Vectren Corp.	208	9,458

		109,467
Multiline Retail — 0.3%
Big Lots, Inc.	126	5,809
Burlington Stores, Inc. (a)	177	8,510
Dillard’s, Inc., Class A	56	5,011

Common Stocks	Shares	Value
Multiline Retail (continued)
Fred’s, Inc., Class A	105	$1,452
JC Penney Co., Inc. (a)	751	6,887
Sears Holdings Corp. (a)	59	1,379
Tuesday Morning Corp. (a)	157	849

		29,897
Office Electronics — 0.1%
Zebra Technologies Corp., Class A (a)	124	9,536
Oil & Gas Exploration & Production — 0.1%
Carrizo Oil & Gas, Inc. (a)	128	4,817
Oil, Gas & Consumable Fuels — 2.2%
Alon USA Energy, Inc.	83	1,390
Bonanza Creek Energy, Inc. (a)	184	1,047
California Resources Corp.	822	3,321
Callon Petroleum Co. (a)	185	1,606
Clean Energy Fuels Corp. (a)	280	1,582
Cobalt International Energy, Inc. (a)	928	7,118
CONSOL Energy, Inc.	567	3,776
CVR Energy, Inc.	45	2,001
Delek U.S. Holdings, Inc.	137	3,726
Denbury Resources, Inc.	921	3,260
DHT Holdings, Inc.	259	2,036
Diamondback Energy, Inc. (a)	155	11,445
Dorian LPG Ltd. (a)	108	1,272
Energen Corp.	194	11,281
Golar LNG Ltd.	214	6,208
Green Plains, Inc.	97	1,989
Gulfport Energy Corp. (a)	268	8,166
Halcon Resources Corp. (a)	1,534	1,075
Kosmos Energy Ltd. (a)	408	2,783
Laredo Petroleum, Inc. (a)(b)	320	3,674
Matador Resources Co. (a)	183	4,705
Memorial Resource Development Corp. (a)	213	3,768
Murphy USA, Inc. (a)	107	6,567
Newfield Exploration Co. (a)	392	15,754
Nordic American Tankers Ltd.	219	3,346
Northern Oil and Gas, Inc. (a)	277	1,396
Oasis Petroleum, Inc. (a)	344	4,001
Panhandle Oil and Gas, Inc.	79	1,452
Par Pacific Holdings, Inc. (a)	71	1,619
Parsley Energy, Inc., Class A (a)	213	3,777
PBF Energy, Inc., Class A	207	7,038
PDC Energy, Inc. (a)	99	5,974
Peabody Energy Corp.	81	1,036
QEP Resources, Inc.	442	6,833
Renewable Energy Group, Inc. (a)	152	1,199
REX American Resources Corp. (a)	29	1,592
RSP Permian, Inc. (a)	140	3,839
Scorpio Tankers, Inc.	439	4,004
SemGroup Corp., Class A	104	4,737

58	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ship Finance International Ltd.	137	$2,341
SM Energy Co.	165	5,503
Stone Energy Corp. (a)	245	1,370
Synergy Resources Corp. (a)	271	3,032
Targa Resources Corp.	133	7,601
Teekay Corp.	113	3,631
Teekay Tankers Ltd., Class A	233	1,780
Ultra Petroleum Corp. (a)	393	2,154
Western Refining, Inc.	166	6,909
Whiting Petroleum Corp. (a)	503	8,667
World Fuel Services Corp.	174	7,736
WPX Energy, Inc. (a)	591	4,054

		216,171
Paper & Forest Products — 0.3%
Boise Cascade Co. (a)	100	2,993
Clearwater Paper Corp. (a)	48	2,421
Deltic Timber Corp.	31	1,921
Domtar Corp.	148	6,103
KapStone Paper and Packaging Corp.	203	4,415
Louisiana-Pacific Corp. (a)	348	6,146
Neenah Paper, Inc.	42	2,831
PH Glatfelter Co.	116	2,250
Schweitzer-Mauduit International, Inc.	74	2,873
Wausau Paper Corp.	172	1,756

		33,709
Personal Products — 0.5%
Avon Products, Inc.	1,095	4,413
Coty, Inc., Class A	204	5,906
Edgewell Personal Care Co.	150	12,707
Herbalife Ltd. (a)	174	9,751
Inter Parfums, Inc.	54	1,491
Nu Skin Enterprises, Inc., Class A	143	5,464
Prestige Brands Holdings, Inc. (a)	124	6,077
Revlon, Inc., Class A (a)	42	1,318
USANA Health Sciences, Inc. (a)	14	1,800

		48,927
Pharmaceuticals — 0.7%
Aerie Pharmaceuticals, Inc. (a)	89	2,030
Akorn, Inc. (a)	191	5,107
Amphastar Pharmaceuticals, Inc. (a)	99	1,172
ANI Pharmaceuticals, Inc. (a)	27	1,130
Aratana Therapeutics, Inc. (a)	86	601
BioDelivery Sciences International, Inc. (a)	205	1,103
Catalent, Inc. (a)	194	5,157
Cempra, Inc. (a)(b)	81	1,798
Corcept Therapeutics, Inc. (a)	278	1,026

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Dermira, Inc. (a)	60	$1,619
Impax Laboratories, Inc. (a)	169	5,853
Intersect ENT, Inc. (a)	53	1,016
Intra-Cellular Therapies, Inc. (a)	59	2,823
Lannett Co., Inc. (a)(b)	64	2,865
Medicines Co. (a)	163	5,581
Nektar Therapeutics (a)	338	4,012
Omeros Corp. (a)	115	1,441
Pacira Pharmaceuticals, Inc. (a)	90	4,496
Phibro Animal Health Corp., Class A	47	1,568
Relypsa, Inc. (a)	86	1,375
Revance Therapeutics, Inc. (a)	52	2,037
Sagent Pharmaceuticals, Inc. (a)	77	1,294
Sciclone Pharmaceuticals, Inc. (a)	182	1,387
Sucampo Pharmaceuticals, Inc., Class A (a)	66	1,278
Supernus Pharmaceuticals, Inc. (a)	94	1,551
Teligent, Inc. (a)	180	1,309
TherapeuticsMD, Inc. (a)	336	1,972
XenoPort, Inc. (a)	230	1,405
Zogenix, Inc. (a)	75	884
ZS Pharma, Inc. (a)	47	3,055

		67,945
Producer Durables: Miscellaneous — 0.2%
Actua Corp. (a)	118	1,634
PROS Holdings, Inc. (a)	73	1,754
QLIK Technologies, Inc. (a)	218	6,839
Ultimate Software Group, Inc. (a)	69	14,100

		24,327
Professional Services — 1.5%
Acacia Research Corp.	169	1,126
Advisory Board Co. (a)	100	4,383
CBIZ, Inc. (a)	156	1,677
CEB, Inc.	80	5,981
CoStar Group, Inc. (a)	78	15,839
Dun & Bradstreet Corp.	87	9,907
Exponent, Inc.	66	3,393
FTI Consulting, Inc. (a)	101	3,435
GP Strategies Corp. (a)	59	1,480
Heidrick & Struggles International, Inc.	75	1,992
Huron Consulting Group, Inc. (a)	56	2,705
ICF International, Inc. (a)	55	1,687
Insperity, Inc.	48	2,230
Kelly Services, Inc., Class A	107	1,691
Kforce, Inc.	69	1,940
Korn/Ferry International	121	4,401
Manpowergroup, Inc.	186	17,071
Navigant Consulting, Inc. (a)	131	2,253
On Assignment, Inc. (a)	123	5,548

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	59

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Professional Services (continued)
Paylocity Holding Corp. (a)	43	$1,443
Resources Connection, Inc.	115	2,064
Robert Half International, Inc.	322	16,956
RPX Corp. (a)	149	2,122
Towers Watson & Co., Class A	164	20,264
TriNet Group, Inc. (a)	101	1,917
TrueBlue, Inc. (a)	106	3,071
WageWorks, Inc. (a)	87	4,178

		140,754
Real Estate Investment Trusts (REITs) — 9.6%
Acadia Realty Trust	162	5,328
AG Mortgage Investment Trust, Inc.	90	1,369
Agree Realty Corp.	74	2,396
Alexander’s, Inc.	4	1,580
Alexandria Real Estate Equities, Inc.	174	15,615
American Assets Trust, Inc.	89	3,752
American Campus Communities, Inc.	288	11,684
American Capital Mortgage Investment Corp.	141	2,046
American Homes 4 Rent, Class A	497	8,200
American Residential Properties, Inc.	139	2,303
Anworth Mortgage Asset Corp.	366	1,746
Apartment Investment & Management Co., Class A	387	15,167
Apollo Commercial Real Estate Finance, Inc.	155	2,575
Apollo Residential Mortgage, Inc.	119	1,532
Apple Hospitality REIT, Inc.	482	9,505
Ares Commercial Real Estate Corp.	134	1,654
Armada Hoffler Properties, Inc.	169	1,815
ARMOUR Residential REIT, Inc.	127	2,606
Ashford Hospitality Prime, Inc.	154	2,264
Ashford Hospitality Trust, Inc.	266	1,830
BioMed Realty Trust, Inc.	516	12,080
Bluerock Residential Growth REIT, Inc.	147	1,723
Brandywine Realty Trust	458	6,183
Brixmor Property Group, Inc.	429	10,991
Camden Property Trust	208	15,348
Campus Crest Communities, Inc.	312	2,069
Capstead Mortgage Corp.	207	1,998
Catchmark Timber Trust, Inc.	194	2,124
CBL & Associates Properties, Inc.	393	5,730
Cedar Realty Trust, Inc.	335	2,342
Chambers Street Properties	626	4,432
Chatham Lodging Trust	110	2,518
Chesapeake Lodging Trust	150	4,131
Chimera Investment Corp.	431	6,068
Colony Capital, Inc., Class A	265	5,390

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Columbia Property Trust, Inc.	303	$7,527
Communications Sales & Leasing, Inc. (a)	308	6,188
CorEnergy Infrastructure Trust, Inc.	267	1,364
Coresite Realty Corp.	59	3,242
Corporate Office Properties Trust	245	5,635
Corrections Corp. of America	292	8,322
Cousins Properties, Inc.	572	5,743
CubeSmart	392	10,905
CyrusOne, Inc.	162	5,715
CYS Investments, Inc.	367	2,833
DCT Industrial Trust, Inc.	214	7,944
DDR Corp.	774	13,003
DiamondRock Hospitality Co.	491	5,735
Douglas Emmett, Inc.	346	10,570
Duke Realty Corp.	852	17,636
DuPont Fabros Technology, Inc.	148	4,749
Education Realty Trust, Inc.	137	4,920
Empire State Realty Trust, Inc., Class A	281	5,007
EPR Properties	124	7,044
Equity Lifestyle Properties, Inc.	208	12,580
Equity One, Inc.	166	4,412
Extra Space Storage, Inc.	292	23,138
Federal Realty Investment Trust	162	23,245
FelCor Lodging Trust, Inc.	400	3,220
First Industrial Realty Trust, Inc.	281	6,092
First Potomac Realty Trust	220	2,594
Franklin Street Properties Corp.	281	2,928
Gaming and Leisure Properties, Inc.	226	6,592
Geo Group, Inc.	169	5,454
Getty Realty Corp.	133	2,245
Gladstone Commercial Corp.	145	2,321
Gramercy Property Trust, Inc.	153	3,470
Hatteras Financial Corp.	218	3,120
Healthcare Realty Trust, Inc.	242	6,379
Healthcare Trust of America, Inc., Class A	297	7,814
Hersha Hospitality Trust	142	3,409
Highwoods Properties, Inc.	211	9,168
Hospitality Properties Trust	356	9,555
Hudson Pacific Properties, Inc.	185	5,285
InfraREIT, Inc.	64	1,528
Inland Real Estate Corp.	274	2,425
Invesco Mortgage Capital, Inc.	293	3,531
Investors Real Estate Trust	425	3,451
iStar, Inc. (a)	268	3,468
Kilroy Realty Corp.	220	14,485
Kite Realty Group Trust	215	5,678
Lamar Advertising Co., Class A	195	11,004
LaSalle Hotel Properties	266	7,823
Lexington Realty Trust	543	4,800

60	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust	373	$12,689
LTC Properties, Inc.	87	3,728
Mack-Cali Realty Corp.	227	4,940
Medical Properties Trust, Inc.	492	5,560
MFA Financial, Inc.	773	5,349
Mid-America Apartment Communities, Inc.	183	15,590
Monmouth Real Estate Investment Corp., Class A	230	2,394
Monogram Residential Trust, Inc.	452	4,457
National Health Investors, Inc.	84	4,934
National Retail Properties, Inc.	330	12,540
National Storage Affiliates Trust	122	1,835
New Residential Investment Corp.	521	6,320
New Senior Investment Group, Inc.	257	2,575
New York Mortgage Trust, Inc.	268	1,522
New York REIT, Inc.	448	5,107
NorthStar Realty Finance Corp.	867	10,413
Omega Healthcare Investors, Inc.	441	15,223
One Liberty Properties, Inc.	80	1,885
Outfront Media, Inc.	341	8,051
Paramount Group, Inc.	473	8,405
Parkway Properties, Inc.	235	3,932
Pebblebrook Hotel Trust	172	5,879
Pennsylvania Real Estate Investment Trust	195	4,384
Physicians Realty Trust	208	3,324
Piedmont Office Realty Trust, Inc., Class A	366	7,093
Plum Creek Timber Co., Inc.	425	17,314
Post Properties, Inc.	122	7,288
Potlatch Corp.	111	3,468
PS Business Parks, Inc.	45	3,861
QTS Realty Trust, Inc., Class A	70	3,011
RAIT Financial Trust	369	1,790
Ramco-Gershenson Properties Trust	234	3,931
Rayonier, Inc.	339	7,678
Redwood Trust, Inc.	220	2,922
Regency Centers Corp.	231	15,699
Resource Capital Corp.	149	1,913
Retail Opportunity Investments Corp.	224	4,061
Retail Properties of America, Inc., Class A	650	9,730
Rexford Industrial Realty, Inc.	201	3,045
RLJ Lodging Trust	313	7,853
Rouse Properties, Inc.	126	2,216
Sabra Health Care REIT, Inc.	166	3,765
Saul Centers, Inc.	32	1,794
Select Income REIT	170	3,434
Senior Housing Properties Trust	558	8,476
Silver Bay Realty Trust Corp.	161	2,608

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Sovran Self Storage, Inc.	79	$7,890
Spirit Realty Capital, Inc.	1,136	11,564
STAG Industrial, Inc.	187	3,837
Starwood Property Trust, Inc.	555	11,150
Starwood Waypoint Residential Trust	136	3,346
STORE Capital Corp.	98	2,222
Strategic Hotels & Resorts, Inc. (a)	671	9,461
Summit Hotel Properties, Inc.	249	3,257
Sun Communities, Inc.	104	6,970
Sunstone Hotel Investors, Inc.	519	7,505
Tanger Factory Outlet Centers, Inc.	220	7,689
Terreno Realty Corp.	152	3,402
Two Harbors Investment Corp.	915	7,741
United Development Funding IV	124	2,133
Urban Edge Properties	169	4,012
Washington Real Estate Investment Trust	172	4,646
Weingarten Realty Investors	313	11,193
Western Asset Mortgage Capital Corp.	119	1,359
Whitestone REIT	155	1,916
WP Carey, Inc.	254	16,096
WP Glimcher, Inc.	465	5,403
Xenia Hotels & Resorts, Inc.	279	4,838

		925,006
Real Estate Management & Development — 0.8%
Alexander & Baldwin, Inc.	127	4,793
Altisource Portfolio Solutions SA (a)	48	1,287
Altisource Residential Corp.	184	2,648
CareTrust REIT, Inc.	140	1,585
Forest City Enterprises, Inc., Class A (a)	528	11,669
Forestar Group, Inc. (a)	113	1,599
Howard Hughes Corp. (a)	96	11,863
Jones Lang LaSalle, Inc.	107	17,838
Kennedy-Wilson Holdings, Inc.	221	5,419
RE/MAX Holdings, Inc., Class A	39	1,469
Realogy Holdings Corp. (a)	361	14,115
Tejon Ranch Co. (a)	61	1,374

		75,659
Road & Rail — 0.8%
AMERCO, Inc.	17	6,907
ArcBest Corp.	71	1,839
Avis Budget Group, Inc. (a)	253	12,635
Celadon Group, Inc.	76	1,100
Genesee & Wyoming, Inc., Class A (a)	127	8,522
Heartland Express, Inc.	121	2,278
Knight Transportation, Inc.	147	3,737
Landstar System, Inc.	101	6,367

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	61

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Road & Rail (continued)
Marten Transport Ltd.	80	$1,311
Old Dominion Freight Line, Inc. (a)	166	10,282
Roadrunner Transportation Systems, Inc. (a)	76	809
Ryder System, Inc.	127	9,116
Saia, Inc. (a)	64	1,511
Swift Transportation Co. (a)	209	3,267
Werner Enterprises, Inc.	103	2,725
YRC Worldwide, Inc. (a)	91	1,662

		74,068
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Energy Industries, Inc. (a)	99	2,800
Advanced Micro Devices, Inc. (a)	1,654	3,506
Ambarella, Inc. (a)	74	3,659
Amkor Technology, Inc. (a)	337	2,096
Applied Micro Circuits Corp. (a)	240	1,555
Atmel Corp.	988	7,509
Axcelis Technologies, Inc. (a)	467	1,308
Brooks Automation, Inc.	178	1,965
Cabot Microelectronics Corp. (a)	59	2,488
Cavium, Inc. (a)	130	9,223
CEVA, Inc. (a)	83	1,940
Cirrus Logic, Inc. (a)	150	4,624
Cree, Inc. (a)	263	6,625
Cypress Semiconductor Corp. (a)	790	8,327
Diodes, Inc. (a)	96	2,198
Entegris, Inc. (a)	333	4,272
Fairchild Semiconductor International, Inc. (a)	281	4,687
First Solar, Inc. (a)	182	10,387
FormFactor, Inc. (a)	216	1,780
Inphi Corp. (a)	98	2,917
Integrated Device Technology, Inc. (a)	348	8,874
Integrated Silicon Solution, Inc.	79	1,776
Intersil Corp., Class A	322	4,363
Lattice Semiconductor Corp. (a)	362	1,658
MA-COM Technology Solutions Holdings, Inc. (a)	59	1,991
Marvell Technology Group Ltd.	1,050	8,620
MaxLinear, Inc., Class A (a)	146	1,898
Microsemi Corp. (a)	220	7,922
MKS Instruments, Inc.	124	4,370
Monolithic Power Systems, Inc.	92	5,743
Nanometrics, Inc. (a)	104	1,589
OmniVision Technologies, Inc. (a)	139	4,013
ON Semiconductor Corp. (a)	1,027	11,297
PDF Solutions, Inc. (a)	110	1,162
Photronics, Inc. (a)	189	1,813
PMC — Sierra, Inc. (a)	441	5,257
Power Integrations, Inc.	74	3,745

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc. (a)	284	$2,931
Rudolph Technologies, Inc. (a)	114	1,458
Semtech Corp. (a)	165	2,887
Sigma Designs, Inc. (a)	147	1,295
Silicon Laboratories, Inc. (a)	101	5,047
SunEdison, Inc. (a)	656	4,789
SunPower Corp. (a)	133	3,570
Teradyne, Inc.	516	10,072
Tessera Technologies, Inc.	121	4,231
Ultratech, Inc. (a)	90	1,407
Veeco Instruments, Inc. (a)	106	1,910
Xcerra Corp. (a)	237	1,645

		201,199
Software — 3.9%
ACI Worldwide, Inc. (a)	279	6,682
Allscripts Healthcare Solutions, Inc. (a)	442	6,215
ANSYS, Inc. (a)	214	20,396
Aspen Technology, Inc. (a)	203	8,402
AVG Technologies NV (a)	102	2,417
Blackbaud, Inc.	111	6,959
Bottomline Technologies, Inc. (a)	108	2,989
BroadSoft, Inc. (a)	74	2,366
Cadence Design Systems, Inc. (a)	703	15,621
Callidus Software, Inc. (a)	146	2,536
CommVault Systems, Inc. (a)	112	4,538
Ebix, Inc.	67	1,858
Ellie Mae, Inc. (a)	70	5,109
EPIQ Systems, Inc.	108	1,490
ePlus, Inc. (a)	20	1,688
FactSet Research Systems, Inc.	100	17,512
Fair Isaac Corp.	73	6,743
FireEye, Inc. (a)	331	8,656
FleetMatics Group PLC (a)	92	5,121
Fortinet, Inc. (a)	342	11,751
Gigamon, Inc. (a)	72	1,889
Globant SA (a)	51	1,763
Glu Mobile, Inc. (a)	335	1,380
Guidewire Software, Inc. (a)	168	9,783
HubSpot, Inc. (a)	50	2,594
Imperva, Inc. (a)	65	4,590
Infoblox, Inc. (a)	142	2,316
Interactive Intelligence Group, Inc. (a)	49	1,585
King Digital Entertainment PLC	188	2,812
Manhattan Associates, Inc. (a)	174	12,676
Mentor Graphics Corp.	236	6,419
MicroStrategy, Inc., Class A (a)	22	3,786
Monotype Imaging Holdings, Inc.	106	2,898
Netscout Systems, Inc. (a)	219	7,856
NetSuite, Inc. (a)	98	8,337
Nuance Communications, Inc. (a)	617	10,470

62	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Software (continued)
Paycom Software, Inc. (a)	78	$2,965
Pegasystems, Inc.	92	2,566
Progress Software Corp. (a)	126	3,059
Proofpoint, Inc. (a)	96	6,762
PTC, Inc. (a)	273	9,675
Qualys, Inc. (a)	63	2,225
RealPage, Inc. (a)	138	2,332
Rovi Corp. (a)	231	2,114
Rubicon Project, Inc. (a)	98	1,486
Silver Spring Networks, Inc. (a)	112	1,468
SolarWinds, Inc. (a)	160	9,285
Solera Holdings, Inc.	162	8,855
Splunk, Inc. (a)	300	16,848
SS&C Technologies Holdings, Inc.	195	14,459
Synchronoss Technologies, Inc. (a)	95	3,342
Synopsys, Inc. (a)	369	18,443
Tableau Software, Inc., Class A (a)	119	9,991
Take-Two Interactive Software, Inc. (a)	205	6,806
TiVo, Inc. (a)	256	2,324
Tyler Technologies, Inc. (a)	79	13,458
VASCO Data Security International, Inc. (a)	78	1,483
Verint Systems, Inc. (a)	145	6,899
Zendesk, Inc. (a)	140	2,817
Zynga, Inc., Class A (a)	1,902	4,508

		374,373
Specialty Retail — 2.9%
Aaron’s, Inc.	149	3,676
Abercrombie & Fitch Co., Class A	177	3,751
America’s Car-Mart, Inc. (a)	33	1,130
American Eagle Outfitters, Inc.	457	6,983
Asbury Automotive Group, Inc. (a)	64	5,069
Ascena Retail Group, Inc. (a)	421	5,608
AutoNation, Inc. (a)	173	10,932
Barnes & Noble Education, Inc. (a)	116	1,711
Barnes & Noble, Inc.	130	1,689
Boot Barn Holdings, Inc. (a)	58	870
Buckle, Inc.	68	2,410
Cabela’s, Inc. (a)	125	4,896
Caleres, Inc.	105	3,209
Cato Corp., Class A	66	2,492
Chico’s FAS, Inc.	347	4,795
Children’s Place Retail Stores, Inc.	51	2,737
Citi Trends, Inc.	66	1,754
Conn’s, Inc. (a)	68	1,290
CST Brands, Inc.	181	6,503
Dick’s Sporting Goods, Inc.	218	9,712
DSW, Inc., Class A	174	4,339
Finish Line, Inc., Class A	115	2,142
Five Below, Inc. (a)	133	4,567
Foot Locker, Inc.	330	22,357

Common Stocks	Shares	Value
Specialty Retail (continued)
Francesca’s Holdings Corp. (a)	124	$1,762
GameStop Corp., Class A (b)	254	11,702
Genesco, Inc. (a)	59	3,696
GNC Holdings, Inc., Class A	207	6,158
Group 1 Automotive, Inc.	55	4,782
Guess?, Inc.	154	3,242
Haverty Furniture Cos., Inc.	67	1,568
Hibbett Sports, Inc. (a)	61	2,084
Kate Spade & Co. (a)	312	5,607
Kirkland’s, Inc.	57	1,310
Lithia Motors, Inc., Class A	53	6,222
Lumber Liquidators Holdings, Inc. (a)	112	1,548
MarineMax, Inc. (a)	90	1,422
Mattress Firm Holding Corp. (a)	49	2,086
Men’s Wearhouse, Inc.	115	4,598
Michaels Cos., Inc. (a)	151	3,530
Monro Muffler Brake, Inc.	74	5,489
Office Depot, Inc. (a)	1,328	10,119
Party City Holdco, Inc. (a)	79	1,251
Penske Automotive Group, Inc.	104	5,079
Pep Boys-Manny Moe & Jack (a)	146	2,196
Pier 1 Imports, Inc.	222	1,647
Rent-A-Center, Inc.	125	2,299
Restoration Hardware Holdings, Inc. (a)	78	8,041
Sally Beauty Holdings, Inc. (a)	376	8,840
Select Comfort Corp. (a)	128	2,714
Shoe Carnival, Inc.	55	1,236
Sonic Automotive, Inc., Class A	85	2,120
Stage Stores, Inc.	90	876
Stein Mart, Inc.	146	1,293
Tile Shop Holdings, Inc. (a)	111	1,611
Ulta Salon Cosmetics & Fragrance, Inc. (a)	151	26,268
Urban Outfitters, Inc. (a)	239	6,835
Vitamin Shoppe, Inc. (a)	73	2,094
Williams-Sonoma, Inc.	216	15,930
Zumiez, Inc. (a)	66	1,154

		283,031
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp. (a)(b)	276	2,777
Cray, Inc. (a)	102	3,022
Diebold, Inc.	152	5,604
Electronics for Imaging, Inc. (a)	112	5,201
Immersion Corp. (a)	119	1,545
Lexmark International, Inc., Class A	147	4,776
NCR Corp. (a)	407	10,826
Nimble Storage, Inc. (a)	128	2,893
QLogic Corp. (a)	230	2,852
Stratasys Ltd. (a)	130	3,315
Super Micro Computer, Inc. (a)	91	2,567
Synaptics, Inc. (a)	87	7,403

		52,781

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	63

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	126	$11,451
Columbia Sportswear Co.	67	3,675
Crocs, Inc. (a)	195	2,106
Culp, Inc.	49	1,470
Deckers Outdoor Corp. (a)	82	4,564
Fossil Group, Inc. (a)	104	5,659
G-III Apparel Group Ltd. (a)	94	5,178
Iconix Brand Group, Inc. (a)	128	1,961
LULULEMON Athletica, Inc. (a)	266	13,079
Movado Group, Inc.	63	1,622
Oxford Industries, Inc.	35	2,549
Sequential Brands Group, Inc. (a)	94	1,176
Skechers U.S.A., Inc., Class A (a)	291	9,079
Steven Madden Ltd. (a)	133	4,635
Tumi Holdings, Inc. (a)	147	2,356
Unifi, Inc. (a)	48	1,468
Wolverine World Wide, Inc.	243	4,513

		76,541
Thrifts & Mortgage Finance — 1.1%
Astoria Financial Corp.	216	3,447
Banc of California, Inc.	121	1,578
Bank Mutual Corp.	207	1,499
Beneficial Bancorp, Inc. (a)	211	2,927
Berkshire Hills Bancorp, Inc.	78	2,231
BofI Holding, Inc. (a)	34	2,720
Brookline Bancorp, Inc.	184	2,088
Capitol Federal Financial, Inc.	327	4,245
Clifton Bancorp, Inc.	109	1,589
Dime Community Bancshares, Inc.	89	1,544
Essent Group Ltd. (a)	140	3,374
EverBank Financial Corp.	218	3,763
First Defiance Financial Corp.	41	1,570
Flagstar Bancorp, Inc. (a)	76	1,690
Flushing Financial Corp.	81	1,704
HomeStreet, Inc. (a)	70	1,465
Kearny Financial Corp.	238	2,844
Ladder Capital Corp.	128	1,825
LendingTree, Inc. (a)	16	1,942
Meridian Bancorp, Inc.	149	2,092
Meta Financial Group, Inc.	31	1,336
MGIC Investment Corp. (a)	832	7,821
Nationstar Mortgage Holdings, Inc. (a)	106	1,407
NMI Holdings, Inc., Class A (a)	231	1,737
Northfield Bancorp, Inc.	132	2,022
Northwest Bancshares, Inc.	239	3,217
Ocwen Financial Corp. (a)	300	2,097
Oritani Financial Corp.	116	1,847

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	738	$11,771
Provident Financial Services, Inc.	157	3,190
Radian Group, Inc.	462	6,685
TFS Financial Corp.	168	2,950
TrustCo Bank Corp. NY	284	1,769
United Financial Bancorp, Inc.	141	1,830
Walker & Dunlop, Inc. (a)	71	2,060
Washington Federal, Inc.	211	5,262
Waterstone Financial, Inc.	116	1,545
WSFS Financial Corp.	70	2,224

		106,907
Tobacco — 0.1%
Universal Corp.	57	3,079
Vector Group Ltd.	196	4,753

		7,832
Trading Companies & Distributors — 0.8%
Aceto Corp.	75	2,262
Air Lease Corp.	250	8,427
Aircastle Ltd.	143	3,240
Applied Industrial Technologies, Inc.	95	3,924
Beacon Roofing Supply, Inc. (a)	120	4,247
DXP Enterprises, Inc. (a)	49	1,483
GATX Corp.	93	4,343
H&E Equipment Services, Inc.	87	1,680
HD Supply Holdings, Inc. (a)	406	12,095
Kaman Corp.	67	2,606
MRC Global, Inc. (a)	261	3,106
MSC Industrial Direct Co., Inc., Class A	115	7,219
NOW, Inc. (a)	264	4,359
Rush Enterprises, Inc., Class A (a)	96	2,340
TAL International Group, Inc. (a)	88	1,492
Textainer Group Holdings Ltd.	78	1,526
Watsco, Inc.	62	7,628
WESCO International, Inc. (a)	103	5,040

		77,017
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	161	12,808
Wesco Aircraft Holdings, Inc. (a)	162	2,018

		14,826
Water Utilities — 0.5%
American States Water Co.	87	3,545
American Water Works Co., Inc.	415	23,805
Aqua America, Inc.	425	12,155
California Water Service Group	122	2,728
Connecticut Water Service, Inc.	43	1,583
Middlesex Water Co.	65	1,675
SJW Corp.	51	1,618

		47,109

64	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Common Stocks	Shares	Value
Water Utilities (continued)
SJW Corp.	51	$1,618

		47,109
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	163	1,260
RingCentral, Inc., Class A (a)	141	2,608
Shenandoah Telecommunications Co.	61	2,854
Spok Holdings, Inc.	91	1,641
Telephone & Data Systems, Inc.	215	6,158
United States Cellular Corp. (a)	40	1,630

		16,151
Total Long-Term Investments (Cost — $9,808,742) — 97.9%		9,414,505

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (c)(d)(e)	$68	$67,770

	Shares
FFI Premier Institutional Fund, 0.07% (c)(d)	157,544	157,544
Total Short-Term Securities (Cost — $225,314) — 2.3%		225,314
Total Investments (Cost — $10,034,056*) — 100.2%		9,639,819
Liabilities in Excess of Other Assets — (0.2)%		(21,351)

Net Assets — 100.0%		$9,618,468

* As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$10,034,056

Gross unrealized appreciation		$300,274
Gross unrealized depreciation		(694,511)

Net unrealized appreciation		$(394,237)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares/Beneficial Interest Held at October 31, 2015	Income
BlackRock Liquidity Series, LLC, Money Market Series	$67,770	$67,770	$72	[1]
FFI Premier Institutional Fund	157,544	157,544	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

REIT	Real Estate Investment Trust

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	65

Schedule of Investments (continued)	BlackRock Small Mid Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	Russell 2000 Mini Index	December 2015	$115,830	$1,777

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks [1]	$9,414,505	—	—	$9,414,505
Short-Term Securities	157,544	$67,770	—	225,314

Total	$9,572,049	$67,770	—	$9,639,819

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$1,777	—	—	$1,777
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

66	BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Small Mid Cap Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$6,000	—	—	$6,000
Liabilities:
Collateral on securities loaned at value	—	$(67,770)	—	(67,770)

Total	$6,000	$(67,770)	—	$(61,700)

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK SMALL MID CAP INDEX FUND	OCTOBER 31, 2015	67

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Total Stock Market Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
B/E Aerospace, Inc.	65	$3,052
Boeing Co.	307	45,457
Curtiss-Wright Corp.	65	4,521
Esterline Technologies Corp. (a)	43	3,313
General Dynamics Corp.	125	18,573
Hexcel Corp.	55	2,548
Honeywell International, Inc.	351	36,251
Huntington Ingalls Industries, Inc.	22	2,639
L-3 Communications Holdings, Inc.	17	2,149
Lockheed Martin Corp.	115	25,280
Moog, Inc., Class A (a)	75	4,632
Northrop Grumman Corp.	74	13,894
Orbital ATK, Inc.	32	2,740
Precision Castparts Corp.	55	12,695
Raytheon Co.	120	14,088
Rockwell Collins, Inc.	49	4,249
Spirit Aerosystems Holdings, Inc., Class A (a)	53	2,795
Teledyne Technologies, Inc. (a)	34	3,034
Textron, Inc.	103	4,344
TransDigm Group, Inc. (a)	17	3,737
Triumph Group, Inc.	57	2,655
United Technologies Corp.	393	38,675

		251,321
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	53	3,677
Expeditors International of Washington, Inc.	64	3,187
FedEx Corp.	117	18,258
United Parcel Service, Inc., Class B	305	31,421
XPO Logistics, Inc. (a)(b)	59	1,638

		58,181
Airlines — 0.6%
Alaska Air Group, Inc.	32	2,440
Allegiant Travel Co.	9	1,777
American Airlines Group, Inc.	297	13,727
Copa Holdings SA, Class A	54	2,728
Delta Air Lines, Inc.	315	16,015
JetBlue Airways Corp. (a)	104	2,583
Southwest Airlines Co.	259	11,989
Spirit Airlines, Inc. (a)	42	1,559
United Continental Holdings, Inc. (a)	151	9,107

		61,925
Auto Components — 0.5%
Allison Transmission Holdings, Inc.	88	2,526
BorgWarner, Inc.	88	3,768
Dana Holding Corp.	206	3,461
Delphi Automotive PLC	111	9,234
Gentex Corp.	196	3,212

Common Stocks	Shares	Value
Auto Components (continued)
Goodyear Tire & Rubber Co.	88	$2,890
Johnson Controls, Inc.	289	13,057
Lear Corp.	20	2,501
Tenneco, Inc. (a)	78	4,414
Visteon Corp. (a)	27	2,945

		48,008
Automobiles — 0.7%
Ford Motor Co.	1,633	24,185
General Motors Co.	674	23,529
Harley-Davidson, Inc.	97	4,797
Tesla Motors, Inc. (a)	43	8,898
Thor Industries, Inc.	74	4,002

		65,411
Banks — 5.9%
Associated Banc-Corp	315	6,092
BancorpSouth, Inc.	272	6,781
Bank of America Corp.	4,580	76,852
Bank of Hawaii Corp.	114	7,465
Bank of the Ozarks, Inc.	74	3,701
BankUnited, Inc.	114	4,239
BB&T Corp.	221	8,210
Cathay General Bancorp	208	6,510
CIT Group, Inc.	45	1,935
Citigroup, Inc.	1,296	68,908
Citizens Financial Group, Inc.	77	1,871
Comerica, Inc.	43	1,866
Commerce Bancshares, Inc.	56	2,551
Cullen/Frost Bankers, Inc.	32	2,190
East West Bancorp, Inc.	46	1,858
Fifth Third Bancorp	97	1,848
First Horizon National Corp.	277	3,928
First Niagara Financial Group, Inc.	473	4,896
First Republic Bank	32	2,090
FirstMerit Corp.	282	5,299
Huntington Bancshares, Inc.	174	1,909
Iberiabank Corp.	128	7,761
Investors Bancorp, Inc.	377	4,716
JPMorgan Chase & Co.	1,610	103,443
KeyCorp	139	1,726
M&T Bank Corp.	16	1,918
MB Financial, Inc.	227	7,319
PacWest Bancorp	86	3,873
PNC Financial Services Group, Inc. (c)	186	16,788
Popular, Inc.	198	5,855
PrivateBancorp, Inc.	109	4,559
Prosperity Bancshares, Inc.	81	4,162
Regions Financial Corp.	432	4,039
Signature Bank (a)	14	2,085
SunTrust Banks, Inc.	131	5,439
SVB Financial Group (a)	21	2,563
Synovus Financial Corp.	132	4,175

68	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Banks (continued)
TCF Financial Corp.	410	$6,310
Texas Capital Bancshares, Inc. (a)	90	4,968
Umpqua Holdings Corp.	250	4,175
United Bankshares, Inc.	194	7,673
US Bancorp	700	29,526
Webster Financial Corp.	105	3,896
Wells Fargo & Co.	2,011	108,876
Western Alliance Bancorp (a)	135	4,826
Wintrust Financial Corp.	200	10,098
Zions Bancorporation	77	2,215

		583,983
Beverages — 1.9%
Brown-Forman Corp., Class A	70	8,033
Brown-Forman Corp., Class B	18	1,911
Coca-Cola Co.	1,771	75,002
Coca-Cola Enterprises, Inc.	106	5,442
Constellation Brands, Inc., Class A	65	8,762
Dr Pepper Snapple Group, Inc.	68	6,077
Molson Coors Brewing Co., Class B	39	3,436
Monster Beverage Corp. (a)	66	8,997
PepsiCo, Inc.	664	67,854

		185,514
Biotechnology — 3.3%
ACADIA Pharmaceuticals, Inc. (a)	57	1,985
Agios Pharmaceuticals, Inc. (a)	21	1,530
Alexion Pharmaceuticals, Inc. (a)	100	17,600
Alkermes PLC (a)	101	7,264
Alnylam Pharmaceuticals, Inc. (a)	41	3,524
Amgen, Inc.	343	54,256
Anacor Pharmaceuticals, Inc. (a)	21	2,361
Baxalta, Inc.	255	8,787
Biogen, Inc. (a)	106	30,794
BioMarin Pharmaceutical, Inc. (a)	76	8,895
Bluebird Bio, Inc. (a)	19	1,465
Celgene Corp. (a)	359	44,053
Cepheid, Inc. (a)	62	2,071
Chimerix, Inc. (a)	66	2,586
Dyax Corp. (a)	119	3,276
Gilead Sciences, Inc.	649	70,176
Incyte Corp. (a)	77	9,050
Intercept Pharmaceuticals, Inc. (a)	11	1,729
Intrexon Corp. (a)	39	1,310
Isis Pharmaceuticals, Inc. (a)	70	3,371
Medivation, Inc. (a)	86	3,617
Neurocrine Biosciences, Inc. (a)	65	3,191
Novavax, Inc. (a)	222	1,499
OPKO Health, Inc. (a)	177	1,673
Regeneron Pharmaceuticals, Inc. (a)	37	20,623
Seattle Genetics, Inc. (a)	69	2,863
Ultragenyx Pharmaceutical, Inc. (a)	24	2,384

Common Stocks	Shares	Value
Biotechnology (continued)
United Therapeutics Corp. (a)	26	$3,812
Vertex Pharmaceuticals, Inc. (a)	114	14,220

		329,965
Building Products — 0.2%
Allegion PLC	53	3,454
AO Smith Corp.	29	2,228
Fortune Brands Home & Security, Inc.	58	3,035
Lennox International, Inc.	18	2,391
Masco Corp.	154	4,466
Owens Corning	59	2,686
USG Corp. (a)	72	1,697

		19,957
Capital Markets — 2.1%
Affiliated Managers Group, Inc. (a)	24	4,326
Ameriprise Financial, Inc.	72	8,306
Bank of New York Mellon Corp.	454	18,909
BlackRock, Inc. (c)	54	19,006
Charles Schwab Corp.	526	16,054
E*Trade Financial Corp. (a)	150	4,277
Eaton Vance Corp.	114	4,117
Federated Investors, Inc., Class B	150	4,609
Franklin Resources, Inc.	177	7,215
Goldman Sachs Group, Inc.	184	34,500
Invesco Ltd.	184	6,103
Janus Capital Group, Inc.	193	2,997
Lazard Ltd., Class A	54	2,501
Legg Mason, Inc.	56	2,506
LPL Financial Holdings, Inc.	71	3,025
Morgan Stanley	685	22,584
Northern Trust Corp.	33	2,323
NorthStar Asset Management Group, Inc.	191	2,794
Raymond James Financial, Inc.	54	2,976
SEI Investments Co.	62	3,213
State Street Corp.	176	12,144
Stifel Financial Corp. (a)	71	3,155
T. Rowe Price Group, Inc.	107	8,091
TD Ameritrade Holding Corp.	124	4,274
Waddell & Reed Financial, Inc., Class A	104	3,842
WisdomTree Investments, Inc.	82	1,577

		205,424
Chemicals — 2.3%
Air Products & Chemicals, Inc.	93	12,925
Airgas, Inc.	29	2,789
Albemarle Corp.	64	3,425
Ashland, Inc.	28	3,072
Axalta Coating Systems, Ltd. (a)	162	4,476
Celanese Corp., Series A	63	4,476

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015	69

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Chemicals (continued)
CF Industries Holdings, Inc.	100	$5,077
Cytec Industries, Inc.	42	3,126
Dow Chemical Co.	491	25,370
E.I. du Pont de Nemours & Co.	404	25,614
Eastman Chemical Co.	62	4,474
Ecolab, Inc.	122	14,683
FMC Corp.	76	3,094
Huntsman Corp.	146	1,923
International Flavors & Fragrances, Inc.	32	3,714
LyondellBasell Industries NV, Class A	167	15,516
Monsanto Co.	214	19,949
Mosaic Co.	143	4,832
NewMarket Corp.	7	2,756
Olin Corp.	53	1,016
Platform Specialty Products Corp. (a)	118	1,232
PolyOne Corp.	110	3,678
PPG Industries, Inc.	120	12,511
Praxair, Inc.	124	13,775
RPM International, Inc.	73	3,337
Scotts Miracle-Gro Co., Class A	54	3,573
Sensient Technologies Corp.	72	4,699
Sherwin-Williams Co.	35	9,339
Sigma-Aldrich Corp.	44	6,148
Valspar Corp.	42	3,400
Westlake Chemical Corp.	32	1,929
WR Grace & Co. (a)	39	3,912

		229,840
Commercial Services & Supplies — 0.5%
ADT Corp.	88	2,907
Cintas Corp.	25	2,327
Clean Harbors, Inc. (a)	38	1,767
Copart, Inc. (a)	89	3,223
Covanta Holding Corp.	256	4,291
Deluxe Corp.	35	2,084
Healthcare Services Group, Inc.	135	5,030
KAR Auction Services, Inc.	61	2,342
Pitney Bowes, Inc.	134	2,767
Republic Services, Inc.	47	2,056
Rollins, Inc.	68	1,824
RR Donnelley & Sons Co.	124	2,092
Stericycle, Inc. (a)	14	1,699
Tyco International PLC	149	5,430
Waste Connections, Inc.	40	2,179
Waste Management, Inc.	86	4,623

		46,641
Communications Equipment — 1.5%
Arista Networks, Inc. (a)	26	1,677
ARRIS Group, Inc. (a)	106	2,996

Common Stocks	Shares	Value
Communications Equipment (continued)
Brocade Communications Systems, Inc.	280	$2,918
Ciena Corp. (a)	117	2,824
Cisco Systems, Inc.	2,255	65,057
CommScope Holding Co., Inc. (a)	63	2,043
F5 Networks, Inc. (a)	31	3,416
Harris Corp.	48	3,798
Infinera Corp. (a)	127	2,510
Juniper Networks, Inc.	178	5,587
Motorola Solutions, Inc.	77	5,388
Palo Alto Networks, Inc. (a)	35	5,635
QUALCOMM, Inc.	729	43,317
ViaSat, Inc. (a)	58	3,826

		150,992
Construction & Engineering — 0.2%
AECOM (a)	105	3,094
Chicago Bridge & Iron Co. NV	77	3,455
EMCOR Group, Inc.	111	5,359
Fluor Corp.	73	3,490
Jacobs Engineering Group, Inc. (a)	77	3,091
KBR, Inc.	156	2,877
Quanta Services, Inc. (a)	114	2,293

		23,659
Construction Materials — 0.1%
Eagle Materials, Inc.	44	2,905
Martin Marietta Materials, Inc.	29	4,499
Vulcan Materials Co.	58	5,602

		13,006
Consumer Finance — 0.7%
Ally Financial, Inc. (a)	155	3,088
American Express Co.	377	27,619
Capital One Financial Corp.	211	16,648
Discover Financial Services	167	9,389
PRA Group, Inc. (a)	54	2,959
SLM Corp. (a)	421	2,972
Springleaf Holdings, Inc. (a)	43	2,017
Synchrony Financial (a)	57	1,753

		66,445
Containers & Packaging — 0.4%
Aptargroup, Inc.	59	4,340
Avery Dennison Corp.	52	3,378
Ball Corp.	50	3,425
Bemis Co., Inc.	79	3,617
Berry Plastics Group, Inc. (a)	99	3,316
Crown Holdings, Inc. (a)	60	3,182
Graphic Packaging Holding Co.	161	2,280
Owens-Illinois, Inc. (a)	154	3,319
Packaging Corp. of America	28	1,916
Sealed Air Corp.	91	4,470

70	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Containers & Packaging (continued)
Sonoco Products Co.	78	$3,330
WestRock Co.	89	4,785

		41,358
Distributors — 0.1%
Genuine Parts Co.	23	2,087
LKQ Corp. (a)	112	3,316
Pool Corp.	75	6,116

		11,519
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. (a)	40	2,561
Graham Holdings Co., Class B	3	1,658
H&R Block, Inc.	120	4,471
Houghton Mifflin Harcourt Co. (a)	87	1,704
Service Corp. International	85	2,402
ServiceMaster Global Holdings, Inc. (a)	56	1,996
Sotheby’s	71	2,460

		17,252
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B (a)	790	107,456
CBOE Holdings, Inc.	57	3,821
CME Group, Inc.	137	12,942
Interactive Brokers Group, Inc., Class A	110	4,525
IntercontinentalExchange Group, Inc.	50	12,620
Leucadia National Corp.	167	3,342
MarketAxess Holdings, Inc.	48	4,863
McGraw-Hill Financial, Inc.	111	10,283
Moody’s Corp.	69	6,635
MSCI, Inc.	46	3,082
Nasdaq, Inc.	38	2,200

		171,769
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	2,603	87,227
CenturyLink, Inc.	125	3,526
Frontier Communications Corp.	380	1,953
Level 3 Communications, Inc. (a)	97	4,942
Verizon Communications, Inc.	1,774	83,165
Zayo Group Holdings, Inc. (a)	111	2,945

		183,758
Electric Utilities — 1.6%
ALLETE, Inc.	178	8,937
American Electric Power Co., Inc.	154	8,724
Cleco Corp.	118	6,254
Duke Energy Corp.	287	20,512

Common Stocks	Shares	Value
Electric Utilities (continued)
Edison International	90	$5,447
Entergy Corp.	29	1,977
Eversource Energy	78	3,973
Exelon Corp.	301	8,404
FirstEnergy Corp.	73	2,278
Great Plains Energy, Inc.	162	4,455
Hawaiian Electric Industries, Inc.	180	5,267
IDACORP, Inc.	131	8,757
ITC Holdings Corp.	110	3,599
NextEra Energy, Inc.	186	19,095
OGE Energy Corp.	105	2,993
Pepco Holdings, Inc.	74	1,971
Pinnacle West Capital Corp.	31	1,969
Portland General Electric Co.	191	7,082
PPL Corp.	205	7,052
Southern Co.	357	16,101
UIL Holdings Corp.	134	6,833
Westar Energy, Inc.	80	3,176
Xcel Energy, Inc.	105	3,741

		158,597
Electrical Equipment — 0.5%
Acuity Brands, Inc.	17	3,716
AMETEK, Inc.	93	5,098
Belden, Inc.	53	3,394
Eaton Corp. PLC	203	11,350
Emerson Electric Co.	286	13,508
EnerSys	59	3,598
Hubbell, Inc., Class B	19	1,840
Regal-Beloit Corp.	50	3,190
Rockwell Automation, Inc.	50	5,458
SolarCity Corp. (a)(b)	45	1,334

		52,486
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	137	7,428
Arrow Electronics, Inc. (a)	42	2,310
Avnet, Inc.	46	2,090
CDW Corp.	74	3,307
Cognex Corp.	74	2,782
Corning, Inc.	532	9,895
FEI Co.	41	2,960
FLIR Systems, Inc.	135	3,600
Ingram Micro, Inc., Class A	107	3,186
IPG Photonics Corp. (a)	25	2,066
Jabil Circuit, Inc.	151	3,470
Keysight Technologies, Inc. (a)	112	3,705
National Instruments Corp.	101	3,077
Trimble Navigation Ltd. (a)	182	4,141
Zebra Technologies Corp., Class A (a)	33	2,538

		56,555

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015	71

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	182	$9,588
Cameron International Corp. (a)	80	5,441
Dril-Quip, Inc. (a)	58	3,570
Ensco PLC, Class A	140	2,328
FMC Technologies, Inc. (a)	114	3,857
Halliburton Co.	370	14,201
Helmerich & Payne, Inc.	46	2,588
Nabors Industries Ltd.	326	3,273
National Oilwell Varco, Inc.	157	5,909
Noble Corp. PLC	332	4,472
Oceaneering International, Inc.	70	2,941
Patterson-UTI Energy, Inc.	177	2,636
Schlumberger Ltd.	556	43,457
Seadrill Ltd. (a)(b)	323	2,090
Superior Energy Services, Inc.	169	2,393
Weatherford International PLC (a)	534	5,468

		114,212
Food & Staples Retailing — 1.9%
Casey’s General Stores, Inc.	26	2,762
Costco Wholesale Corp.	184	29,094
CVS Health Corp.	486	48,007
Kroger Co.	406	15,347
Rite Aid Corp. (a)	421	3,317
Sprouts Farmers Market, Inc. (a)	133	2,711
Supervalu, Inc. (a)	265	1,741
Sysco Corp.	250	10,313
Wal-Mart Stores, Inc.	681	38,980
Walgreens Boots Alliance, Inc.	374	31,670
Whole Foods Market, Inc.	152	4,554

		188,496
Food Products — 1.7%
Archer-Daniels-Midland Co.	266	12,145
Bunge Ltd.	98	7,150
Campbell Soup Co.	73	3,708
ConAgra Foods, Inc.	192	7,786
Flowers Foods, Inc.	159	4,293
General Mills, Inc.	253	14,702
Hain Celestial Group, Inc. (a)	53	2,642
Hershey Co.	61	5,410
Hormel Foods Corp.	55	3,715
Ingredion, Inc.	37	3,517
J.M. Smucker Co.	46	5,400
Kellogg Co.	98	6,911
Keurig Green Mountain, Inc.	63	3,197
Kraft Heinz Co.	264	20,584
McCormick & Co., Inc.	51	4,283
Mead Johnson Nutrition Co.	90	7,380
Mondelez International, Inc., Class A	729	33,651
Pinnacle Foods, Inc.	61	2,689
Post Holdings, Inc. (a)	51	3,278

Common Stocks	Shares	Value
Food Products (continued)
TreeHouse Foods, Inc. (a)	38	$3,254
Tyson Foods, Inc., Class A	116	5,146
WhiteWave Foods Co. (a)	84	3,442

		164,283
Gas Utilities — 0.6%
AGL Resources, Inc.	41	2,563
Atmos Energy Corp.	35	2,205
Laclede Group, Inc.	139	8,141
National Fuel Gas Co.	45	2,364
New Jersey Resources Corp.	202	6,399
ONE Gas, Inc.	171	8,352
Piedmont Natural Gas Co., Inc.	140	8,023
Questar Corp.	93	1,921
Southwest Gas Corp.	105	6,453
UGI Corp.	55	2,017
WGL Holdings, Inc.	92	5,725

		54,163
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	658	29,478
ABIOMED, Inc. (a)	29	2,136
Alere, Inc. (a)	61	2,813
Align Technology, Inc. (a)	57	3,731
Baxter International, Inc.	208	7,777
Becton Dickinson & Co.	86	12,257
Boston Scientific Corp. (a)	566	10,346
C.R. Bard, Inc.	29	5,404
Cooper Cos., Inc.	16	2,438
DENTSPLY International, Inc.	66	4,016
DexCom, Inc. (a)	43	3,583
Edwards Lifesciences Corp. (a)	44	6,915
Hill-Rom Holdings, Inc.	80	4,215
Hologic, Inc. (a)	114	4,430
IDEXX Laboratories, Inc. (a)	51	3,500
Intuitive Surgical, Inc. (a)	16	7,946
Medtronic PLC	642	47,457
NuVasive, Inc. (a)	62	2,924
ResMed, Inc.	64	3,687
Sirona Dental Systems, Inc. (a)	32	3,492
St. Jude Medical, Inc.	119	7,593
STERIS Corp.	49	3,673
Stryker Corp.	151	14,439
Teleflex, Inc.	21	2,793
Varian Medical Systems, Inc. (a)	45	3,534
West Pharmaceutical Services, Inc.	52	3,120
Zimmer Biomet Holdings, Inc.	67	7,006

		210,703
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc. (a)	32	1,965
Aetna, Inc.	147	16,873
AmerisourceBergen Corp.	95	9,168

72	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Amsurg Corp. (a)	45	$3,154
Anthem, Inc.	105	14,611
Brookdale Senior Living, Inc. (a)	105	2,196
Cardinal Health, Inc.	135	11,097
Centene Corp. (a)	51	3,033
Chemed Corp.	25	3,932
Cigna Corp.	109	14,610
Community Health Systems, Inc. (a)	51	1,430
DaVita HealthCare Partners, Inc. (a)	64	4,961
Envision Healthcare Holdings, Inc. (a)	85	2,397
Express Scripts Holding Co. (a)	327	28,246
HCA Holdings, Inc. (a)	134	9,218
Health Net, Inc. (a)	39	2,506
HealthSouth Corp.	111	3,866
Henry Schein, Inc. (a)	29	4,400
Humana, Inc.	63	11,254
Laboratory Corp. of America Holdings (a)	32	3,928
LifePoint Hospitals, Inc. (a)	31	2,135
McKesson Corp.	100	17,880
MEDNAX, Inc. (a)	36	2,537
Molina Healthcare, Inc. (a)	27	1,674
Patterson Cos., Inc.	56	2,654
Quest Diagnostics, Inc.	43	2,922
Team Health Holdings, Inc. (a)	44	2,625
Tenet Healthcare Corp. (a)	54	1,694
UnitedHealth Group, Inc.	411	48,408
Universal Health Services, Inc., Class B	34	4,151
VCA, Inc. (a)	45	2,465

		241,990
Health Care Technology — 0.2%
athenahealth, Inc. (a)	22	3,354
Cerner Corp. (a)	126	8,353
IMS Health Holdings, Inc. (a)	64	1,742
Medidata Solutions, Inc. (a)	60	2,580

		16,029
Hotels, Restaurants & Leisure — 2.1%
Aramark	63	1,912
Bloomin’ Brands, Inc.	144	2,444
Brinker International, Inc.	48	2,184
Buffalo Wild Wings, Inc. (a)	14	2,160
Carnival Corp.	146	7,896
Cheesecake Factory, Inc.	72	3,470
Chipotle Mexican Grill, Inc. (a)	13	8,323
Cracker Barrel Old Country Store, Inc.	18	2,474
Darden Restaurants, Inc.	38	2,352

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc.	21	$2,240
Dunkin’ Brands Group, Inc.	44	1,822
Hilton Worldwide Holdings, Inc.	224	5,598
Jack in the Box, Inc.	34	2,534
Las Vegas Sands Corp.	167	8,268
Marriott International, Inc., Class A	93	7,140
McDonald’s Corp.	410	46,022
MGM Resorts International (a)	230	5,334
Norwegian Cruise Line Holdings Ltd. (a)	73	4,644
Panera Bread Co., Class A (a)	13	2,306
Royal Caribbean Cruises Ltd.	62	6,098
Ryman Hospitality Properties, Inc.	81	4,260
Six Flags Entertainment Corp.	44	2,290
Starbucks Corp.	670	41,922
Starwood Hotels & Resorts Worldwide, Inc.	69	5,511
Texas Roadhouse, Inc.	117	4,019
Vail Resorts, Inc.	34	3,882
Wyndham Worldwide Corp.	25	2,034
Wynn Resorts Ltd.	39	2,728
Yum! Brands, Inc.	179	12,693

		204,560
Household Durables — 0.6%
D.R. Horton, Inc.	128	3,768
Garmin Ltd.	56	1,986
GoPro, Inc., Class A (a)(b)	44	1,100
Harman International Industries, Inc.	40	4,398
Helen of Troy Ltd. (a)	51	5,060
Jarden Corp. (a)	75	3,360
Leggett & Platt, Inc.	56	2,522
Lennar Corp., Class A	71	3,555
Mohawk Industries, Inc. (a)	22	4,301
Newell Rubbermaid, Inc.	93	3,946
NVR, Inc. (a)	2	3,276
PulteGroup, Inc.	164	3,006
Tempur Sealy International, Inc. (a)	38	2,958
Toll Brothers, Inc. (a)	90	3,237
TRI Pointe Homes, Inc. (a)	278	3,609
Tupperware Brands Corp.	54	3,179
Whirlpool Corp.	30	4,804

		58,065
Household Products — 1.4%
Church & Dwight Co., Inc.	23	1,980
Clorox Co.	24	2,927
Colgate-Palmolive Co.	375	24,881
Kimberly-Clark Corp.	120	14,365
Procter & Gamble Co.	1,158	88,448
Spectrum Brands Holdings, Inc.	20	1,917

		134,518

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015	73

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	248	$2,716
Calpine Corp. (a)	202	3,133
Dynegy, Inc. (a)	123	2,390
NRG Energy, Inc.	160	2,062

		10,301
Industrial Conglomerates — 2.1%
3M Co.	285	44,805
BWX Technologies, Inc.	147	4,160
Carlisle Cos., Inc.	29	2,523
Danaher Corp.	272	25,380
General Electric Co.	4,394	127,074
Roper Industries, Inc.	39	7,268

		211,210
Insurance — 3.1%
ACE Ltd.	102	11,581
Aflac, Inc.	191	12,176
Alleghany Corp. (a)	4	1,985
Allied World Assurance Co. Holdings AG	164	5,963
Allstate Corp.	108	6,683
American Financial Group, Inc.	28	2,021
American International Group, Inc.	615	38,782
AmTrust Financial Services, Inc.	32	2,183
Aon PLC	111	10,357
Arch Capital Group Ltd. (a)	108	8,088
Arthur J Gallagher & Co.	57	2,493
Aspen Insurance Holdings Ltd.	214	10,403
Assurant, Inc.	25	2,038
Assured Guaranty Ltd.	154	4,226
Axis Capital Holdings Ltd.	111	5,994
Brown & Brown, Inc.	84	2,711
Chubb Corp.	65	8,408
Cincinnati Financial Corp.	36	2,168
CNO Financial Group, Inc.	266	5,110
Endurance Specialty Holdings Ltd.	90	5,682
Everest Re Group Ltd.	31	5,517
FNF Group	51	1,799
Genworth Financial, Inc., Class A (a)	580	2,714
Hanover Insurance Group, Inc.	25	2,106
Hartford Financial Services Group, Inc.	165	7,633
Lincoln National Corp.	92	4,923
Loews Corp.	52	1,896
Markel Corp. (a)	2	1,736
Marsh & McLennan Cos., Inc.	196	10,925
MetLife, Inc.	438	22,066

Common Stocks	Shares	Value
Insurance (continued)
Old Republic International Corp.	120	$2,165
PartnerRe Ltd.	39	5,421
Principal Financial Group, Inc.	108	5,417
ProAssurance Corp.	87	4,608
Progressive Corp.	65	2,153
Prudential Financial, Inc.	195	16,087
Reinsurance Group of America, Inc.	35	3,158
RenaissanceRe Holdings Ltd.	76	8,332
StanCorp Financial Group, Inc.	30	3,442
Symetra Financial Corp.	219	6,949
Torchmark Corp.	74	4,293
Travelers Cos., Inc.	69	7,789
Unum Group	98	3,396
Validus Holdings Ltd.	182	8,063
Voya Financial, Inc.	45	1,826
W.R. Berkley Corp.	35	1,954
White Mountains Insurance Group Ltd.	17	13,430
XL Group PLC	50	1,904

		310,754
Internet & Catalog Retail — 1.8%
Amazon.com, Inc. (a)	168	105,151
Expedia, Inc.	46	6,270
Liberty Interactive Corp., Series A (a)	92	2,518
Liberty Ventures, Series A (a)	177	7,712
Netflix, Inc. (a)	187	20,267
Priceline Group, Inc. (a)	23	33,448
TripAdvisor, Inc. (a)	57	4,775

		180,141
Internet Software & Services — 3.6%
Akamai Technologies, Inc. (a)	86	5,231
Alphabet, Inc., Class A (a)	126	92,911
Alphabet, Inc., Class C (a)	129	91,695
CoStar Group, Inc. (a)	18	3,655
eBay, Inc. (a)	547	15,261
Facebook, Inc., Class A (a)	949	96,770
HomeAway, Inc. (a)	107	3,377
IAC/InterActiveCorp	44	2,948
j2 Global, Inc.	46	3,567
LinkedIn Corp., Class A (a)	50	12,044
Pandora Media, Inc. (a)	141	1,623
Rackspace Hosting, Inc. (a)	82	2,120
Twitter, Inc. (a)	266	7,570
VeriSign, Inc. (a)	54	4,352
Yahoo!, Inc. (a)	421	14,996
Zillow Group, Inc., Class A (a)(b)	36	1,109
Zillow Group, Inc., Class C (a)(b)	72	1,994

		361,223

74	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
IT Services — 3.7%
Accenture PLC, Class A	273	$29,266
Alliance Data Systems Corp. (a)	25	7,433
Amdocs Ltd.	150	8,935
Automatic Data Processing, Inc.	193	16,789
Blackhawk Network Holdings, Inc. (a)	62	2,640
Booz Allen Hamilton Holding Corp.	74	2,180
Broadridge Financial Solutions, Inc.	47	2,800
Cognizant Technology Solutions Corp., Class A (a)	269	18,322
Computer Sciences Corp.	50	3,329
CoreLogic, Inc. (a)	71	2,768
DST Systems, Inc.	23	2,809
EPAM Systems, Inc. (a)	36	2,785
Euronet Worldwide, Inc. (a)	47	3,771
Fidelity National Information Services, Inc.	100	7,292
Fiserv, Inc. (a)	82	7,914
FleetCor Technologies, Inc. (a)	39	5,650
Gartner, Inc. (a)	36	3,264
Genpact Ltd. (a)	280	6,938
Global Payments, Inc.	27	3,683
International Business Machines Corp.	395	55,332
Jack Henry & Associates, Inc.	39	3,016
Leidos Holdings, Inc.	86	4,521
Mastercard, Inc., Class A	447	44,249
MAXIMUS, Inc.	45	3,069
Paychex, Inc.	103	5,313
PayPal Holdings, Inc. (a)	548	19,733
Sabre Corp.	72	2,111
Science Applications International Corp.	80	3,669
Teradata Corp. (a)	82	2,305
Total System Services, Inc.	63	3,304
Vantiv, Inc., Class A (a)	69	3,460
VeriFone Systems, Inc. (a)	104	3,135
Visa, Inc., Class A	863	66,952
Western Union Co.	204	3,927
WEX, Inc. (a)	31	2,787
Xerox Corp.	455	4,272

		369,723
Leisure Products — 0.2%
Brunswick Corp.	54	2,906
Hasbro, Inc.	60	4,610
Mattel, Inc.	183	4,498
Polaris Industries, Inc.	36	4,044
Vista Outdoor, Inc. (a)	90	4,025

		20,083

Common Stocks	Shares	Value
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	139	$5,249
Bio-Rad Laboratories, Inc., Class A (a)	19	2,650
Bio-Techne Corp.	50	4,410
Charles River Laboratories International, Inc. (a)	51	3,327
Illumina, Inc. (a)	65	9,313
Mettler-Toledo International, Inc. (a)	13	4,043
PAREXEL International Corp. (a)	46	2,904
PerkinElmer, Inc.	60	3,098
QIAGEN NV (a)	288	6,961
Quintiles Transnational Holdings, Inc. (a)	27	1,719
Thermo Fisher Scientific, Inc.	178	23,279
Waters Corp. (a)	33	4,217

		71,170
Machinery — 1.5%
AGCO Corp.	36	1,742
Caterpillar, Inc.	252	18,393
CLARCOR, Inc.	75	3,739
Colfax Corp. (a)	69	1,860
Crane Co.	69	3,632
Cummins, Inc.	61	6,314
Deere & Co.	120	9,360
Donaldson Co., Inc.	82	2,476
Dover Corp.	46	2,964
Flowserve Corp.	61	2,828
Graco, Inc.	49	3,597
IDEX Corp.	27	2,073
Illinois Tool Works, Inc.	120	11,033
Ingersoll-Rand PLC	106	6,282
ITT Corp.	76	3,008
Joy Global, Inc.	95	1,632
Kennametal, Inc.	160	4,499
Lincoln Electric Holdings, Inc.	39	2,333
Manitowoc Co., Inc.	177	2,708
Middleby Corp. (a)	21	2,456
Nordson Corp.	42	2,992
Oshkosh Corp.	73	3,000
PACCAR, Inc.	140	7,371
Parker Hannifin Corp.	25	2,617
Pentair PLC	65	3,635
Snap-on, Inc.	12	1,991
SPX Corp.	55	674
SPX FLOW, Inc. (a)	55	1,865
Stanley Black & Decker, Inc.	38	4,027
Terex Corp.	122	2,447
Timken Co.	105	3,318
Toro Co.	62	4,667
Trinity Industries, Inc.	71	1,922
Valmont Industries, Inc.	51	5,530

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015	75

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Machinery (continued)
WABCO Holdings, Inc. (a)	23	$2,581
Wabtec Corp.	25	2,072
Woodward, Inc.	64	2,912
Xylem, Inc.	64	2,330

		148,880
Marine — 0.0%
Kirby Corp. (a)	45	2,938
Media — 3.3%
AMC Networks, Inc., Class A (a)	27	1,995
Cablevision Systems Corp., New York Group, Class A	81	2,640
CBS Corp., Class B	190	8,839
Charter Communications, Inc., Class A (a)	28	5,346
Comcast Corp., Class A	830	51,975
Comcast Corp., Special Class A	256	16,054
Discovery Communications, Inc., Class A (a)	69	2,031
Discovery Communications, Inc., Class C (a)	181	4,981
DISH Network Corp., Class A (a)	84	5,289
Interpublic Group of Cos., Inc.	172	3,944
John Wiley & Sons, Inc., Class A	42	2,198
Liberty Broadband Corp., Class C (a)	101	5,431
Liberty Media Corp., Class A (a)	52	2,119
Liberty Media Corp., Class C (a)	194	7,595
Lions Gate Entertainment Corp.	83	3,234
Live Nation Entertainment, Inc. (a)	78	2,128
The Madison Square Garden Co., Class A (a)	8	1,428
MSG Networks, Inc., Class A (a)	26	533
News Corp., Class A	142	2,187
Omnicom Group, Inc.	83	6,218
Scripps Networks Interactive, Inc., Class A	34	2,043
Sirius XM Holdings, Inc. (a)	1,012	4,129
Starz, Class A (a)	54	1,810
TEGNA, Inc.	90	2,434
Thomson Reuters Corp.	293	12,019
Time Warner Cable, Inc.	115	21,781
Time Warner, Inc.	330	24,862
Time, Inc.	97	1,802
Tribune Media Co., Class A	45	1,815
Twenty-First Century Fox, Inc., Class A	123	3,775
Twenty-First Century Fox, Inc., Class B	724	22,357
Viacom, Inc., Class B	107	5,276

Common Stocks	Shares	Value
Media (continued)
Walt Disney Co.	721	$82,007

		322,275
Metals & Mining — 0.4%
Alcoa, Inc.	560	5,001
Compass Minerals International, Inc.	60	4,874
Freeport-McMoRan, Inc.	494	5,814
Newmont Mining Corp.	256	4,982
Nucor Corp.	131	5,541
Reliance Steel & Aluminum Co.	46	2,758
Royal Gold, Inc.	82	3,923
Southern Copper Corp.	72	1,999
Steel Dynamics, Inc.	146	2,697
United States Steel Corp. (b)	137	1,600

		39,189
Multi-Utilities — 0.8%
Alliant Energy Corp.	33	1,948
Ameren Corp.	47	2,053
CenterPoint Energy, Inc.	102	1,892
CMS Energy Corp.	57	2,056
Consolidated Edison, Inc.	47	3,090
Dominion Resources, Inc.	233	16,643
DTE Energy Co.	24	1,958
MDU Resources Group, Inc.	181	3,414
NiSource, Inc.	113	2,165
NorthWestern Corp.	168	9,104
PG&E Corp.	161	8,597
Public Service Enterprise Group, Inc.	135	5,574
SCANA Corp.	35	2,073
Sempra Energy	66	6,759
TECO Energy, Inc.	130	3,510
Vectren Corp.	106	4,820
WEC Energy Group, Inc.	80	4,125

		79,781
Multiline Retail — 0.5%
Burlington Stores, Inc. (a)	67	3,221
Dollar General Corp.	111	7,523
Dollar Tree, Inc. (a)	88	5,763
JC Penney Co., Inc. (a)	353	3,237
Kohl’s Corp.	67	3,090
Macy’s, Inc.	121	6,169
Nordstrom, Inc.	67	4,369
Target Corp.	260	20,067

		53,439
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	215	14,379
Apache Corp.	168	7,918
Cabot Oil & Gas Corp.	169	3,669

76	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc. (a)	105	$5,200
Chesapeake Energy Corp. (b)	319	2,274
Chevron Corp.	801	72,795
Cimarex Energy Co.	37	4,368
Cobalt International Energy, Inc. (a)	340	2,608
Columbia Pipeline Group, Inc.	116	2,409
Concho Resources, Inc. (a)	51	5,911
ConocoPhillips	511	27,262
CONSOL Energy, Inc.	158	1,052
Continental Resources, Inc. (a)	55	1,865
Devon Energy Corp.	179	7,505
Diamondback Energy, Inc. (a)	41	3,027
Energen Corp.	47	2,733
EOG Resources, Inc.	238	20,432
EQT Corp.	56	3,700
Exxon Mobil Corp.	1,817	150,339
Golar LNG Ltd.	81	2,350
Gulfport Energy Corp. (a)	82	2,499
Hess Corp.	95	5,340
HollyFrontier Corp.	74	3,624
Kinder Morgan, Inc.	765	20,923
Marathon Oil Corp.	264	4,852
Marathon Petroleum Corp.	222	11,500
Murphy Oil Corp.	78	2,218
Newfield Exploration Co. (a)	87	3,497
Noble Energy, Inc.	181	6,487
Occidental Petroleum Corp.	335	24,971
ONEOK, Inc.	83	2,815
PBF Energy, Inc., Class A	60	2,040
Phillips 66	223	19,858
Pioneer Natural Resources Co.	65	8,914
QEP Resources, Inc.	188	2,906
Range Resources Corp.	83	2,526
SemGroup Corp., Class A	38	1,731
SM Energy Co.	63	2,101
Southwestern Energy Co. (a)	189	2,087
Spectra Energy Corp.	235	6,714
Targa Resources Corp.	32	1,829
Tesoro Corp.	48	5,133
Valero Energy Corp.	209	13,777
Western Refining, Inc.	40	1,665
Whiting Petroleum Corp. (a)	130	2,240
Williams Cos., Inc.	322	12,700
World Fuel Services Corp.	59	2,623

		519,366
Paper & Forest Products — 0.1%
Domtar Corp.	67	2,763
International Paper Co.	95	4,055
Louisiana-Pacific Corp. (a)	186	3,285

		10,103

Common Stocks	Shares	Value
Personal Products — 0.2%
Avon Products, Inc.	488	$1,967
Coty, Inc., Class A	70	2,026
Edgewell Personal Care Co.	22	1,864
Estee Lauder Cos., Inc., Class A	80	6,437
Herbalife Ltd. (a)	48	2,690
Nu Skin Enterprises, Inc., Class A	51	1,949
Prestige Brands Holdings, Inc. (a)	60	2,940

		19,873
Pharmaceuticals — 5.1%
AbbVie, Inc.	762	45,377
Akorn, Inc. (a)	46	1,230
Allergan PLC (a)	173	53,365
Bristol-Myers Squibb Co.	725	47,814
Catalent, Inc. (a)	61	1,621
Eli Lilly & Co.	422	34,423
Endo International PLC (a)	94	5,639
Impax Laboratories, Inc. (a)	59	2,043
Jazz Pharmaceuticals PLC (a)	39	5,354
Johnson & Johnson	1,214	122,650
Mallinckrodt PLC (a)	52	3,415
Merck & Co., Inc.	1,221	66,740
Mylan NV (a)	183	8,068
Perrigo Co. PLC	62	9,780
Pfizer, Inc.	2,664	90,097
Zoetis, Inc.	214	9,204

		506,820
Producer Durables: Miscellaneous — 0.0%
QLIK Technologies, Inc. (a)	74	2,321
Professional Services — 0.3%
CEB, Inc.	48	3,588
Dun & Bradstreet Corp.	22	2,505
Equifax, Inc.	36	3,837
IHS, Inc., Class A (a)	30	3,586
ManpowerGroup, Inc.	34	3,121
Nielsen Holdings PLC	137	6,509
Robert Half International, Inc.	59	3,107
Towers Watson & Co., Class A	24	2,965
Verisk Analytics, Inc. (a)	70	5,013

		34,231
Real Estate Investment Trusts (REITs) — 4.2%
Acadia Realty Trust	254	8,354
Alexandria Real Estate Equities, Inc.	22	1,974
American Campus Communities, Inc.	77	3,124
American Capital Agency Corp.	101	1,801
American Homes 4 Rent, Class A	353	5,825
American Tower Corp.	163	16,664
Annaly Capital Management, Inc.	195	1,940

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015	77

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Apartment Investment & Management Co., Class A	50	$1,960
Apple Hospitality REIT, Inc.	175	3,451
AvalonBay Communities, Inc.	37	6,469
BioMed Realty Trust, Inc.	130	3,043
Boston Properties, Inc.	26	3,272
Brandywine Realty Trust	509	6,872
Camden Property Trust	25	1,845
Care Capital Properties, Inc.	22	725
CBL & Associates Properties, Inc.	358	5,220
Chimera Investment Corp.	154	2,168
Colony Capital, Inc., Class A	247	5,024
Columbia Property Trust, Inc.	169	4,198
Communications Sales & Leasing, Inc. (a)	194	3,897
Corporate Office Properties Trust	332	7,636
Corrections Corp. of America	61	1,739
Crown Castle International Corp.	120	10,255
CubeSmart	117	3,255
DCT Industrial Trust, Inc.	154	5,716
DDR Corp.	121	2,033
DiamondRock Hospitality Co.	467	5,455
Digital Realty Trust, Inc.	30	2,219
Duke Realty Corp.	102	2,111
EPR Properties	70	3,977
Equinix, Inc.	22	6,527
Equity Commonwealth (a)	189	5,426
Equity Lifestyle Properties, Inc.	40	2,419
Equity Residential	129	9,974
Essex Property Trust, Inc.	10	2,204
Extra Space Storage, Inc.	26	2,060
Federal Realty Investment Trust	15	2,152
First Industrial Realty Trust, Inc.	333	7,219
Gaming and Leisure Properties, Inc.	90	2,625
General Growth Properties, Inc.	142	4,111
Geo Group, Inc.	192	6,196
HCP, Inc.	51	1,897
Healthcare Realty Trust, Inc.	297	7,829
Healthcare Trust of America, Inc., Class A	212	5,578
Highwoods Properties, Inc.	101	4,388
Hospitality Properties Trust	65	1,745
Host Hotels & Resorts, Inc.	255	4,419
Hudson Pacific Properties, Inc.	199	5,685
Iron Mountain, Inc.	67	2,053
Kilroy Realty Corp.	35	2,304
Kimco Realty Corp.	79	2,115
Lamar Advertising Co., Class A	113	6,377
LaSalle Hotel Properties	115	3,382
Liberty Property Trust	59	2,007
Macerich Co.	25	2,119
Medical Properties Trust, Inc.	456	5,153

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
MFA Financial, Inc.	520	$3,598
Mid-America Apartment Communities, Inc.	27	2,300
National Health Investors, Inc.	172	10,103
National Retail Properties, Inc.	54	2,052
New Residential Investment Corp.	148	1,795
NorthStar Realty Finance Corp.	154	1,850
Omega Healthcare Investors, Inc.	56	1,933
Outfront Media, Inc.	314	7,414
Paramount Group, Inc.	190	3,376
Pebblebrook Hotel Trust	105	3,589
Piedmont Office Realty Trust, Inc., Class A	388	7,519
Plum Creek Timber Co., Inc.	49	1,996
Post Properties, Inc.	99	5,914
Prologis, Inc.	193	8,247
Public Storage	47	10,785
Rayonier, Inc.	203	4,598
Realty Income Corp.	42	2,077
Regency Centers Corp.	31	2,107
Retail Properties of America, Inc., Class A	308	4,611
RLJ Lodging Trust	105	2,634
Simon Property Group, Inc.	125	25,183
SL Green Realty Corp.	17	2,017
Sovran Self Storage, Inc.	50	4,994
Spirit Realty Capital, Inc.	314	3,197
Starwood Property Trust, Inc.	90	1,808
Strategic Hotels & Resorts, Inc. (a)	264	3,722
Sun Communities, Inc.	58	3,887
Sunstone Hotel Investors, Inc.	279	4,034
Tanger Factory Outlet Centers, Inc.	169	5,907
Two Harbors Investment Corp.	217	1,836
UDR, Inc.	57	1,964
Ventas, Inc.	88	4,727
VEREIT, Inc.	496	4,097
Vornado Realty Trust	40	4,022
Weingarten Realty Investors	59	2,110
Welltower, Inc.	98	6,357
Weyerhaeuser Co.	124	3,637
WP Carey, Inc.	33	2,091
WP GLIMCHER, Inc.	508	5,903

		420,177
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A (a)	95	3,541
Forest City Enterprises, Inc., Class A (a)	150	3,315
Howard Hughes Corp. (a)	27	3,337
Jones Lang LaSalle, Inc.	11	1,834
Kennedy-Wilson Holdings, Inc.	177	4,340
Realogy Holdings Corp. (a)	51	1,994

		18,361

78	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Road & Rail — 0.7%
AMERCO, Inc.	5	$2,032
Avis Budget Group, Inc. (a)	63	3,146
CSX Corp.	354	9,554
Genesee & Wyoming, Inc., Class A (a)	33	2,214
Hertz Global Holdings, Inc. (a)	204	3,978
JB Hunt Transport Services, Inc.	26	1,986
Kansas City Southern	33	2,731
Landstar System, Inc.	63	3,971
Norfolk Southern Corp.	89	7,123
Old Dominion Freight Line, Inc. (a)	32	1,982
Ryder System, Inc.	26	1,866
Union Pacific Corp.	356	31,809

		72,392
Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	123	6,464
Ambarella, Inc. (a)	25	1,236
Analog Devices, Inc.	122	7,335
Applied Materials, Inc.	523	8,771
Atmel Corp.	298	2,265
Avago Technologies Ltd.	111	13,667
Broadcom Corp., Class A	239	12,285
Cavium, Inc. (a)	45	3,193
Cree, Inc. (a)	106	2,670
Cypress Semiconductor Corp. (a)	252	2,656
First Solar, Inc. (a)	42	2,397
Freescale Semiconductor Ltd. (a)	101	3,382
Integrated Device Technology, Inc. (a)	137	3,493
Intel Corp.	2,066	69,955
KLA-Tencor Corp.	54	3,624
Lam Research Corp.	63	4,825
Linear Technology Corp.	91	4,042
Marvell Technology Group Ltd.	421	3,456
Maxim Integrated Products, Inc.	98	4,016
Microchip Technology, Inc.	75	3,622
Micron Technology, Inc. (a)	470	7,783
Microsemi Corp. (a)	108	3,889
NVIDIA Corp.	223	6,327
ON Semiconductor Corp. (a)	252	2,772
Qorvo, Inc. (a)	67	2,943
Skyworks Solutions, Inc.	79	6,102
SunEdison, Inc. (a)	163	1,190
Teradyne, Inc.	151	2,948
Texas Instruments, Inc.	450	25,524
Xilinx, Inc.	92	4,381

		227,213

Common Stocks	Shares	Value
Software — 4.4%
ACI Worldwide, Inc. (a)	149	$3,569
Activision Blizzard, Inc.	194	6,743
Adobe Systems, Inc. (a)	218	19,328
Allscripts Healthcare Solutions, Inc. (a)	228	3,206
ANSYS, Inc. (a)	32	3,050
Aspen Technology, Inc. (a)	71	2,939
Autodesk, Inc. (a)	100	5,519
Blackbaud, Inc.	57	3,573
CA, Inc.	81	2,245
Cadence Design Systems, Inc. (a)	150	3,333
CDK Global, Inc.	71	3,535
Citrix Systems, Inc. (a)	69	5,665
Electronic Arts, Inc. (a)	137	9,874
Ellie Mae, Inc. (a)	33	2,408
FactSet Research Systems, Inc.	15	2,627
Fair Isaac Corp.	39	3,602
FireEye, Inc. (a)	77	2,014
Fortinet, Inc. (a)	68	2,336
Guidewire Software, Inc. (a)	51	2,970
Intuit, Inc.	108	10,522
Manhattan Associates, Inc. (a)	42	3,060
Mentor Graphics Corp.	116	3,155
Microsoft Corp.	3,522	185,398
Netscout Systems, Inc. (a)	63	2,260
NetSuite, Inc. (a)	24	2,042
Nuance Communications, Inc. (a)	146	2,478
Oracle Corp.	1,388	53,910
Proofpoint, Inc. (a)	51	3,592
PTC, Inc. (a)	79	2,800
Red Hat, Inc. (a)	76	6,012
salesforce.com, Inc. (a)	293	22,769
ServiceNow, Inc. (a)	71	5,797
SolarWinds, Inc. (a)	65	3,772
Solera Holdings, Inc.	74	4,045
Splunk, Inc. (a)	63	3,538
SS&C Technologies Holdings, Inc.	39	2,892
Symantec Corp.	247	5,088
Synopsys, Inc. (a)	44	2,199
Tableau Software, Inc., Class A (a)	29	2,435
Take-Two Interactive Software, Inc. (a)	82	2,722
Tyler Technologies, Inc. (a)	21	3,578
Ultimate Software Group, Inc. (a)	18	3,678
Verint Systems, Inc. (a)	50	2,379
VMware, Inc., Class A (a)	30	1,804
Workday, Inc., Class A (a)	59	4,659

		435,120
Specialty Retail — 2.5%
Aaron’s, Inc.	60	1,480
Advance Auto Parts, Inc.	26	5,159
American Eagle Outfitters, Inc.	203	3,102

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015	79

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Common Stocks	Shares	Value
Specialty Retail (continued)
AutoNation, Inc. (a)	33	$2,085
AutoZone, Inc. (a)	11	8,629
Bed Bath & Beyond, Inc. (a)	63	3,757
Best Buy Co., Inc.	103	3,608
CarMax, Inc. (a)	84	4,957
CST Brands, Inc.	83	2,982
Dick’s Sporting Goods, Inc.	39	1,737
DSW, Inc., Class A	135	3,367
Foot Locker, Inc.	59	3,997
GameStop Corp., Class A (b)	44	2,027
Gap, Inc.	121	3,294
GNC Holdings, Inc., Class A	46	1,369
Home Depot, Inc.	560	69,238
Kate Spade & Co. (a)	136	2,444
L Brands, Inc.	101	9,694
Lithia Motors, Inc., Class A	24	2,817
Lowe’s Cos., Inc.	407	30,049
Men’s Wearhouse, Inc.	62	2,479
O’Reilly Automotive, Inc. (a)	40	11,050
Office Depot, Inc. (a)	340	2,591
Restoration Hardware Holdings, Inc. (a)	21	2,165
Ross Stores, Inc.	191	9,661
Sally Beauty Holdings, Inc. (a)	83	1,951
Signet Jewelers Ltd.	29	4,377
Staples, Inc.	236	3,066
Tiffany & Co.	43	3,545
TJX Cos., Inc.	319	23,348
Tractor Supply Co.	50	4,619
Ulta Salon Cosmetics & Fragrance, Inc. (a)	24	4,175
Urban Outfitters, Inc. (a)	83	2,374
Williams-Sonoma, Inc.	31	2,286

		243,479
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	2,512	300,184
EMC Corp.	853	22,366
HP, Inc.	797	21,487
NCR Corp. (a)	103	2,740
NetApp, Inc.	155	5,270
SanDisk Corp.	97	7,469
Synaptics, Inc. (a)	38	3,233
Western Digital Corp.	99	6,615

		369,364
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	26	2,363
Coach, Inc.	138	4,306
Deckers Outdoor Corp. (a)	45	2,505
Fossil Group, Inc. (a)	46	2,503
G-III Apparel Group Ltd. (a)	37	2,038
Hanesbrands, Inc.	145	4,631

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
LULULEMON Athletica, Inc. (a)	48	$2,360
Michael Kors Holdings Ltd. (a)	97	3,748
NIKE, Inc., Class B	294	38,523
PVH Corp.	32	2,910
Ralph Lauren Corp.	24	2,658
Skechers U.S.A., Inc., Class A (a)	51	1,591
Under Armour, Inc., Class A (a)	73	6,941
VF Corp.	131	8,845
Wolverine World Wide, Inc.	108	2,006

		87,928
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	278	2,813
MGIC Investment Corp. (a)	229	2,153
New York Community Bancorp, Inc.	110	1,817
People’s United Financial, Inc.	130	2,074
Radian Group, Inc.	109	1,577

		10,434
Tobacco — 1.3%
Altria Group, Inc.	839	50,734
Philip Morris International, Inc.	676	59,759
Reynolds American, Inc.	334	16,139

		126,632
Trading Companies & Distributors — 0.2%
Air Lease Corp.	81	2,731
Fastenal Co.	108	4,229
HD Supply Holdings, Inc. (a)	86	2,562
MSC Industrial Direct Co., Inc., Class A	30	1,883
United Rentals, Inc. (a)	49	3,668
W.W. Grainger, Inc.	12	2,520
Watsco, Inc.	15	1,845
WESCO International, Inc. (a)	62	3,034

		22,472
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	65	5,171
Water Utilities — 0.0%
American Water Works Co., Inc.	37	2,122
Aqua America, Inc.	76	2,174

		4,296
Wireless Telecommunication Services — 0.2%
SBA Communications Corp., Class A (a)	59	7,022
Sprint Corp. (a)	515	2,436
T-Mobile U.S., Inc. (a)	146	5,532
Telephone & Data Systems, Inc.	116	3,322

		18,312

80	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

		Value
Total Long-Term Investments (Cost — $9,851,784) — 98.3%		$9,755,757

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (c)(d)(e)	$15	15,416

Money Market	Shares	Value
FFI Premier Institutional Fund, 0.07% (c)(d)	136,069	$136,069
Total Short-Term Securities (Cost — $151,485) — 1.5%		151,485
Total Investments (Cost — $10,003,269*) — 99.8%		9,907,242
Other Assets Less Liabilities — 0.2%		18,896

Net Assets — 100.0%		$9,926,138

* As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$10,003,269

Gross unrealized appreciation		$304,758
Gross unrealized depreciation		(400,785)

Net unrealized depreciation		$(96,027)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at October 31, 2015	Income
BlackRock, Inc.	19,006		—	19,006	—
BlackRock Liquidity Series, LLC, Money Market Series	$15,416	[1]	—	$15,416	$14	[2]
FFI Premier Institutional Fund	136,069	[1]	—	136,069	—
PNC Financial Services Group, Inc.	16,788		—	16,788	—
[1] Represents net shares/beneficial interest purchased.

[2]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

REIT	Real Estate Investment Trust

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015	81

Schedule of Investments (continued)	BlackRock Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	S&P 500 E-Mini Index	December 2015	$103,685	$7,032

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$9,755,757	—	—	$9,755,757
Short-Term Securities	136,069	$15,416	—	151,485

Total	$9,891,826	$15,416	—	$9,907,242

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$7,032	—	—	$7,032
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

82	BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Total Stock Market Index Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$258	—	—	$258
Cash pledged for financial futures contracts	6,000	—	—	6,000
Liabilities:
Collateral on securities loaned at value	—	$(15,416)	—	(15,416)

Total	$6,258	$(15,416)	—	$(9,158)

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK TOTAL STOCK MARKET INDEX FUND	OCTOBER 31, 2015	83

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 22, 2015